 Nationwide(R) VLI
 Separate Account-2
 June 30, 2001

THE BEST OF AMERICA(R)
Life Planning Series(R)

                                      2001

                               Semi-Annual Report

                               [NATIONWIDE LOGO]

                        Nationwide Life Insurance Company

                           Home Office: Columbus, Ohio

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                          [PHOTO OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VLI Separate Account-2.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                              /s/ Joseph J. Gasper

                          ---------------------------
                          Joseph J. Gasper, President
                                August 14, 2001


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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-2. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 49. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 38, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                  JUNE 30, 2001
                                   (UNAUDITED)

Assets:

      Investments at fair value:


      American Century Variable Portfolios, Inc. - American Century VP Balanced (ACVPBal)
         792,110 shares (cost $5,945,249) ................................................................   $    5,322,978
      American Century Variable Portfolios, Inc. -
      American Century VP Capital Appreciation (ACVPCapAp)
        2,379,883 shares (cost $31,845,930) ..............................................................       21,276,153
      American Century Variable Portfolios, Inc. -
      American Century VP Income & Growth (ACVPIncGr)
        640,883 shares (cost $4,899,989) .................................................................        4,345,186
      American Century Variable Portfolios, Inc. -
      American Century VP International (ACVPInt)
        2,317,021 shares (cost $21,392,227) ..............................................................       17,215,468
      American Century Variable Portfolios, Inc. - American Century VP Value (ACVPValue)
         1,243,042 shares (cost $8,571,498) ..............................................................        8,788,305
      Credit Suisse Warburg Pincus Trust -
      Global Post-Venture Capital Portfolio (WPGiPVenCp)
        191,457 shares (cost $2,401,202) .................................................................        2,096,451
      Credit Suisse Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         903,922 shares (cost $8,334,396) ................................................................        8,153,377
      Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         1,413,544 shares (cost $27,648,370) .............................................................       20,383,300
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         540,510 shares (cost $19,483,376) ...............................................................       15,999,088
      Dreyfus Stock Index Fund (DryStkIx)
         2,945,248 shares (cost $95,962,999) .............................................................       92,775,322
      Dreyfus Investment Portfolios - European Equity Portfolio (DryEuroEq)
         7,479 shares (cost $94,927) .....................................................................           89,076
      Dreyfus NSAT - Mid Cap Index Fund (NSATMidCap)
         177,859 shares (cost $2,403,694) ................................................................        2,418,880
      Dreyfus Variable Investment Fund - Appreciation Portfolio (DryVApp)
         187,268 shares (cost $7,200,261) ................................................................        6,829,659
      Dreyfus Variable Investment Fund - Growth and Income Portfolio (DryVGrInc)
         146,075 shares (cost $3,490,085) ................................................................        3,375,798
      Fidelity Variable Insurance Products Fund - Equity-Income Portfolio (FidVEqIn)
         3,437,165 shares (cost $83,260,442) .............................................................       81,529,563
      Fidelity Variable Insurance Products Fund - Growth Portfolio (FidVGr)
         3,704,779 shares (cost $167,625,965) ............................................................      136,632,243


      Fidelity Variable Insurance Products Fund - High Income Portfolio (FidVHiIn)
         2,641,167 shares (cost $25,142,652) .............................................................       17,801,469
      Fidelity Variable Insurance Products Fund - Overseas Portfolio (FidVOvSe)
         1,305,027 shares (cost $28,704,212) .............................................................       20,345,379
      Fidelity Variable Insurance Products Fund II - Asset Manager Portfolio (FidVAM)
         1,918,114 shares (cost $31,156,919) .............................................................       27,985,290
      Fidelity Variable Insurance Products Fund II - Contrafund Portfolio (FidVCon)
         2,660,800 shares (cost $64,713,825) .............................................................       54,972,120
      Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio (FidVGrOp)
         298,201 shares (cost $6,025,458) ................................................................        4,809,981
      Gartmore NSAT - Emerging Markets Fund  (NSATEmmMGM)
         25,589 shares (cost $196,443) ...................................................................          194,988
      Gartmore NSAT - Global Technology & Communications (NSATGTecGM)
         80,493 shares (cost $635,398) ...................................................................          419,371
      Gartmore NSAT - International Growth Fund (NSATIntGGM)
         1,420 shares (cost $9,768) ......................................................................            9,823
      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JansACapApS)
         126,804 shares (cost $3,012,469) ................................................................        2,888,596
      Janus Aspen Series - Global Technology Portfolio - Service Shares (JansAGlTchS)
         429,307 shares (cost $2,447,995) ................................................................        2,069,258
      Janus Aspen Series - International Growth Portfolio - Service Shares (JanAIntGrS)
         83,939 shares (cost $2,443,746) .................................................................        2,160,596
      MAS NSAT - Multi Sector Bond Fund  (NSATMSecBd)
         41,524 shares (cost $388,087) ...................................................................          377,037
      Nationwide Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
         1,782,270 shares (cost $39,777,352) .............................................................       20,585,216
      Nationwide Separate Account Trust - Government Bond Fund (NSATGvtBd)
         1,240,304 shares (cost $14,420,375) .............................................................       14,176,674
      Nationwide Separate Account Trust - Money Market Fund (NSATMMkt)
         48,240,990 shares (cost $48,240,990) ............................................................       48,240,990
      Nationwide Separate Account Trust - Small Cap Growth Fund (NSATSmCapG)
        114,013 shares (cost $1,722,661) .................................................................        1,758,073
      Nationwide Separate Account Trust - Small Cap Value Fund (NSATSmCapV)
         1,256,324 shares (cost $14,240,062) .............................................................       14,322,089
      Nationwide Separate Account Trust - Small Company Fund (NSATSmCo)
         1,527,065 shares (cost $33,073,171) .............................................................       30,098,447
      Nationwide Separate Account Trust - Total Return Fund (NSATTotRtn)
         7,697,928 shares (cost $114,589,951) ............................................................       82,213,868
      Neuberger Berman Advisers Management Trust - Growth Portfolio (NBAMTGro)
         2,083,316 shares (cost $39,141,420) .............................................................       27,999,770
      Neuberger Berman Advisers Management Trust - Guardian Portfolio (NBAMTGuard)
         166,044 shares (cost $2,701,878) ................................................................        2,507,261
      Neuberger Berman Advisers Management Trust -
      Limited Maturity Bond Portfolio (NBAMTLMat)
        318,784 shares (cost $4,115,888) .................................................................        4,131,438

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED



      Neuberger Berman Advisers Management Trust - Partners Portfolio (NBAMTPart)
         1,566,510 shares (cost $26,703,103) .............................................................       24,186,913
      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         44,598 shares (cost $1,999,973) .................................................................        1,928,844
      Oppenheimer Bond Fund/VA (OppBdVA)
         1,083,805 shares (cost $12,481,974) .............................................................       11,878,507
      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         459,281 shares (cost $22,557,540) ...............................................................       18,279,377
      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         1,491,203 shares (cost $37,878,782) .............................................................       35,475,712
      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         39,225 shares (cost $846,318) ...................................................................          779,785
      Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
         984,429 shares (cost $16,257,735) ...............................................................       15,622,885
      Strong NSAT - Mid Cap Growth Fund (NSATStrGro)
         68,938 shares (cost $1,024,155) .................................................................          988,572
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,858,376 shares (cost $40,925,488) .............................................................       44,508,116
      Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II (StDisc2)
         724,787 shares (cost $8,615,131) ................................................................        7,885,683
      Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (StIntStk2)
         306,650 shares (cost $2,701,505) ................................................................        2,520,665
      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         40,618 shares (cost $167,510) ...................................................................          176,686
      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmmMkt)
         162,735 shares (cost $1,176,885) ................................................................        1,178,201
      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
         712,967 shares (cost $8,209,199) ................................................................        8,869,310
      Van Eck Worldwide Insurance Trust - Worldwide Bond Fund (VEWwBd)
         239,312 shares (cost $2,396,359) ................................................................        2,201,672
      Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         528,816 shares (cost $4,412,300) ................................................................        4,352,157
      Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (VEWwHrdAst)
         342,745 shares (cost $4,129,646) ................................................................        3,951,844

            Total investments ............................................................................      992,083,510
                                                                                                                -----------
   Accounts receivable ...................................................................................            -
                                                                                                                -----------
            Total assets ..................................................................................     992,083,510
ACCOUNTS PAYABLE ..........................................................................................          11,547
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 7) ..........................................................................   $ 992,071,963
                                                                                                                ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                           Total                           ACVPBal
                                                  -------------------------------------------------       ---------
                                                       2001                2000             1999             2001
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $  11,817,217        10,647,691        11,048,944       149,365
  Mortality and expense risk charges (note 3)        (3,887,809)       (4,466,530)       (4,004,752)      (20,162)
                                                  -------------        ----------        ----------       -------

    Net investment income ...................         7,929,408         6,181,161         7,044,192       129,203
                                                  -------------        ----------        ----------       -------

  Proceeds from mutual funds shares sold ....       396,705,796       457,300,441       564,990,323       395,858
  Cost of mutual fund shares sold ...........      (447,032,183)     (404,922,800)     (535,031,121)     (486,300)
                                                  -------------        ----------        ----------       -------
    Realized gain (loss) on investments .....       (50,326,387)       52,377,641        29,959,202       (90,442)
  Change in unrealized gain (loss)
    on investments ..........................       (83,768,778)      (97,762,251)       23,373,352      (326,077)
                                                  -------------        ----------        ----------       -------
    Net gain (loss) on investments ..........      (134,095,165)      (45,384,610)       53,332,554      (416,519)
                                                  -------------        ----------        ----------       -------
  Reinvested capital gains ..................        49,600,784        56,110,445        29,803,192       177,314
                                                  -------------        ----------        ----------       -------
    Net increase (decrease) in contract
     owners' equity resulting from operations     $ (76,564,973)       16,906,996        90,179,938      (110,002)
                                                  =============        ==========        ==========      ========


                                                          ACVPBal                                 ACVPCapAp
                                                  -----------------------      -------------------------------------------
                                                     2000          1999             2001            2000             1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................      142,767       104,861                -               -                -
  Mortality and expense risk charges (note 3)      (21,765)      (23,627)         (88,095)       (102,710)         (50,709)
                                                  --------      --------       ----------      ----------      -----------
    Net investment income ...................      121,002        81,234          (88,095)       (102,710)         (50,709)
                                                  --------      --------       ----------      ----------      -----------
  Proceeds from mutual funds shares sold ....      737,482       642,219        5,260,429       9,712,823       12,700,484
  Cost of mutual fund shares sold ...........     (787,206)     (659,900)      (8,626,841)     (6,263,802)     (13,388,359)
                                                  --------      --------       ----------      ----------      -----------
   Realized gain (loss) on investments .....       (49,724)      (17,681)      (3,366,412)      3,449,021         (687,875)
  Change in unrealized gain (loss)
   on investments ..........................      (121,933)     (577,220)      (8,080,912)       (364,842)       2,545,305
                                                  --------      --------       ----------      ----------      -----------
   Net gain (loss) on investments ..........      (171,657)     (594,901)     (11,447,324)      3,084,179        1,857,430
                                                  --------      --------       ----------      ----------      -----------
  Reinvested capital gains ..................       89,905       723,543        7,598,012         750,781                -
                                                  --------      --------       ----------      ----------      -----------
   Net increase (decrease) in contract
    owners' equity resulting from operations        39,250       209,876       (3,937,407)      3,732,250        1,806,721
                                                  ========      ========       ==========      ==========      ===========


                                                         ACVPIncGr                                ACVPInt
                                                ------------------------------------------       --------
                                                    2001           2000            1999            2001
INVESTMENT ACTIVITY:
Reinvested dividends ......................     $  35,914          25,931           655           16,208
Mortality and expense risk charges (note 3)       (16,102)        (16,144)      (13,534)         (73,444)
                                                ---------      ----------      --------      -----------
  Net investment income ...................        19,812           9,787       (12,879)         (57,236)
                                                ---------      ----------      --------      -----------

Proceeds from mutual funds shares sold ....       508,067       4,654,387       445,915       14,792,567
Cost of mutual fund shares sold ...........      (597,607)     (4,369,751)     (412,859)     (19,385,893)
                                                ---------      ----------      --------      -----------
  Realized gain (loss) on investments .....       (89,540)        284,636        33,056       (4,593,326)
Change in unrealized gain (loss)
  on investments ..........................      (116,468)       (502,325)      285,105       (1,673,603)
                                                ---------      ----------      --------      -----------
  Net gain (loss) on investments ..........      (206,008)       (217,689)      318,161       (6,266,929)
                                                ---------      ----------      --------      -----------
Reinvested capital gains ..................             -               -             -        1,789,528
                                                ---------      ----------      --------      -----------
  Net increase (decrease) in contract
   owners' equity resulting from operations     $(186,196)       (207,902)      305,282       (4,534,637)
                                                =========      ==========      ========      ===========


                                                                   ACVPInt                            ACVPValue
                                                 ---------------------------       -------------------------------------------
                                                     2000            1999           2001                2000            1999
INVESTMENT ACTIVITY:
Reinvested dividends ......................          31,996                -           89,617           34,989          26,285
Mortality and expense risk charges (note 3)        (101,820)         (62,999)         (27,362)         (10,656)        (12,751)
                                                   --------          -------          -------          -------         -------
  Net investment income ...................         (69,824)         (62,999)          62,255           24,333          13,534
                                                    -------          -------           ------           ------          ------
Proceeds from mutual funds shares sold ....      12,336,395       13,731,895       23,551,844       12,746,083       7,983,936
Cost of mutual fund shares sold ...........      (8,094,634)     (12,697,742)     (23,312,078)     (12,957,521)     (7,885,835)
                                                 ----------      -----------      -----------      -----------      ----------
  Realized gain (loss) on investments .....       4,241,761        1,034,153          239,766         (211,438)         98,101
Change in unrealized gain (loss)
  on investments ..........................      (6,567,737)          30,973           45,947          100,772          (2,153)
                                                 ----------           ------           ------          -------          ------
Net gain (loss) on investments ............      (2,325,976)       1,065,126          285,713         (110,666)         95,948
                                                 ----------        ---------          -------         --------          ------
Reinvested capital gains ..................         478,387                -                -           89,531         249,026
                                                 ----------        ---------          -------         --------          ------
  Net increase (decrease) in contract
   owners' equity resulting from operations      (1,917,413)       1,002,127          347,968            3,198         358,508
                                                 ==========        =========          =======            =====         =======


                                                                     (continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                       WPGlPVenCp                              WPIntEq
                                                  --------------------------------------------       --------------------------
                                                          2001            2000            1999            2001            2000
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $         -                -               -                -               -
  Mortality and expense risk charges (note 3)          (9,135)         (13,087)         (4,873)         (30,518)        (43,734)
                                                  -----------       ----------      ----------       ----------      ----------
    Net investment income ...................          (9,135)         (13,087)         (4,873)         (30,518)        (43,734)
                                                  -----------       ----------      ----------       ----------      ----------

  Proceeds from mutual funds shares sold ....       3,056,688       10,053,642       2,958,840       19,289,917       3,296,098
  Cost of mutual fund shares sold ...........      (4,164,146)      (9,277,604)     (2,833,602)     (22,470,292)     (2,495,405)
                                                  -----------       ----------      ----------       ----------      ----------
    Realized gain (loss) on investments .....      (1,107,458)         776,038         125,238       (3,180,375)        800,693
  Change in unrealized gain (loss)
    on investments ..........................         588,162         (705,531)         29,894        1,767,184      (1,866,958)
                                                  -----------       ----------      ----------       ----------      ----------
    Net gain (loss) on investments ..........        (519,296)          70,507         155,132       (1,413,191)     (1,066,265)
                                                  -----------       ----------      ----------       ----------      ----------
  Reinvested capital gains ..................               -                -               -                -               -
                                                  -----------       ----------      ----------       ----------      ----------
    Net increase (decrease) in contract
     owners' equity resulting from operations     $  (528,431)          57,420         150,259       (1,443,709)     (1,109,999)
                                                  ===========           ======         =======       ==========      ==========


                                                     WPIntEq                        WPSmCoGr
                                                  -----------     --------------------------------------------
                                                       1999           2001             2000              1999

INVESTMENT ACTIVITY:
  Reinvested dividends ......................              -                -                -               -
  Mortality and expense risk charges (note 3)        (37,101)         (77,229)        (118,332)        (56,071)
                                           -         -------          -------         --------         -------
    Net investment income ...................        (37,101)         (77,229)        (118,332)        (56,071)
                                                     -------          -------         --------         -------

  Proceeds from mutual funds shares sold ....      5,966,736        7,701,480       22,914,310       5,060,104
  Cost of mutual fund shares sold ...........     (5,942,488)     (14,135,875)     (13,788,445)     (5,328,231)
                                                  ----------      -----------      -----------      ----------
    Realized gain (loss) on investments .....         24,248       (6,434,395)       9,125,865        (268,127)
  Change in unrealized gain (loss)
    on investments ..........................        607,775        2,884,716      (10,630,706)      1,157,599
                                                     -------        ---------      -----------       ---------
    Net gain (loss) on investments ..........        632,023       (3,549,679)      (1,504,841)        889,472
                                                     -------       ----------       ----------         -------
  Reinvested capital gains ..................              -                -                -               -
                                                     -------       ----------       ----------         -------
    Net increase (decrease) in contract
     owners' equity resulting from operations        594,922       (3,626,908)      (1,623,173)        833,401
                                                     =======       ==========       ==========         =======


                                                                       DrySRGro                        DryStkIx
                                                  --------------------------------------------         --------
                                                        2001            2000             1999           2001
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $     2,175           3,233                -         480,033
  Mortality and expense risk charges (note 3)         (65,243)        (77,234)         (58,214)       (345,325)
                                                  -----------         -------          -------        --------
    Net investment income ...................         (63,068)        (74,001)         (58,214)        134,708
                                                  -----------         -------          -------        --------
  Proceeds from mutual funds shares sold ....       2,983,204       3,294,569       13,202,346       6,966,361
  Cost of mutual fund shares sold ...........      (2,920,871)     (2,698,266)     (11,705,828)     (6,512,273)
                                                  -----------      ----------      -----------      ----------
    Realized gain (loss) on investments .....          62,333         596,303        1,496,518         454,088
  Change in unrealized gain (loss)
    on investments .........................      (2,760,973)         (50,975)         112,962      (7,875,749)
                                                  -----------      ----------      -----------      ----------
    Net gain (loss) on investments .........      (2,698,640)         545,328        1,609,480      (7,421,661)
                                                  -----------      ----------      -----------      ----------
  Reinvested capital gains .................               -                -                -          17,292
                                                  -----------      ----------      -----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from operations    $(2,761,708)        471,327        1,551,266      (7,269,661)
                                                  ===========      ==========      ===========      ==========


                                                                       DryStkIx                              DryEuroEq
                                                            ----------------------------      ------------------------------------
                                                                 2000            1999             2001              2000      1999
INVESTMENT ACTIVITY:
Reinvested dividends ................................          522,388           516,124            246                 -       -
  Mortality and expense risk charges (note 3) .......         (404,100)         (378,127)          (986)              (16)      -
                                                            ----------        ----------      ---------            ------     ---
    Net investment income ...........................          118,288           137,997           (740)              (16)      -
                                                            ----------        ----------      ---------            ------     ---
  Proceeds from mutual funds shares sold ............       10,553,733        10,380,315      2,605,229             9,761       -
  Cost of mutual fund shares sold ...................       (7,624,762)       (7,953,378)    (2,580,731)           (9,685)      -
                                                            ----------        ----------      ---------            ------     ---
    Realized gain (loss) on investments .............        2,928,971         2,426,937         24,498                76       -
  Change in unrealized gain (loss)
    on investments ..................................       (4,181,387)        7,018,035         (7,368)              276       -
                                                            ----------        ----------      ---------            ------     ---
    Net gain (loss) on investments ..................       (1,252,416)        9,444,972         17,130               352       -
                                                            ----------        ----------      ---------            ------     ---
  Reinvested capital gains ..........................          121,999           397,987              -                 -       -
                                                            ----------        ----------      ---------            ------     ---
  Net increase (decrease) in contract
    owners' equity resulting from operations ........       (1,012,129)        9,980,956         16,390               336       -
                                                            ==========         =========         ======            ======     ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                        NSATMidCap                DryVApp
                                                                        ----------                -------
                                                        2001              2000     1999           2001
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $     7,404              166        -             911
  Mortality and expense risk charges (note 3)          (8,227)             (59)       -         (25,676)
                                                  -----------              ---     ----         -------

    Net investment income ...................            (823)             107        -         (24,765)
                                                  -----------              ---     ----         -------

  Proceeds from mutual funds shares sold ....       3,962,107              228        -         559,738
  Cost of mutual fund shares sold ...........      (4,119,954)            (223)       -        (561,765)
                                                  -----------              ---     ----         -------
    Realized gain (loss) on investments .....        (157,847)               5        -          (2,027)
  Change in unrealized gain (loss)
    on investments ..........................          84,127           (2,927)       -        (443,797)
                                                  -----------              ---     ----         -------
    Net gain (loss) on investments ..........         (73,720)          (2,922)       -        (445,824)
                                                  -----------              ---     ----         -------
  Reinvested capital gains ..................               -                -        -               -
                                                  -----------              ---     ----         -------
    Net increase (decrease) in contract
     owners' equity resulting from operations     $   (74,543)          (2,815)       -        (470,589)
                                                  ===========           ======     ====        ========


                                                               DryVApp                                   DryVGrInc
                                                               -------                                   ---------
                                                        2000             1999            2001              2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................             382              407            7,091            8,498           11,290
  Mortality and expense risk charges (note 3)         (29,394)         (29,186)         (10,321)          (9,828)          (9,723)
                                                      -------          -------          -------           ------           ------
    Net investment income ...................         (29,012)         (28,779)          (3,230)          (1,330)           1,567
                                                      -------          -------           ------           ------            -----

  Proceeds from mutual funds shares sold ....       2,014,539        4,308,604          301,810          190,624          806,913
  Cost of mutual fund shares sold ...........      (1,879,480)      (4,024,862)        (279,538)        (155,289)        (813,739)
                                                   ----------       ----------         --------         --------         --------
    Realized gain (loss) on investments .....         135,059          283,742           22,272           35,335           (6,826)
  Change in unrealized gain (loss)
    on investments ..........................          76,037          208,670          (67,158)         (68,777)         254,120
                                                       ------          -------          -------          -------          -------
    Net gain (loss) on investments ..........         211,096          492,412          (44,886)         (33,442)         247,294
                                                      -------          -------          -------          -------          -------
  Reinvested capital gains ..................               -                -           34,985              729                -
                                                      -------          -------          -------          -------          -------
    Net increase (decrease) in contract
     owners' equity resulting from operations         182,084          463,633          (13,131)         (34,043)         248,861
                                                      =======          =======          =======          =======          =======


                                                                     FidVEqIn                                    FidVGr
                                                                     --------                                    ------
                                                     2001              2000              1999             2001              2000
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $ 1,346,217        1,394,973        1,233,625          107,526          196,483
  Mortality and expense risk charges (note 3)...     (321,520)        (315,315)        (379,568)        (561,980)        (729,352)
                                                      -------          -------          -------          -------          -------
    Net investment income ......................    1,024,697        1,079,658          854,057         (454,454)        (532,869)
                                                    ---------        ---------          -------         --------         --------
  Proceeds from mutual funds shares sold .......    3,566,241       22,178,967       16,337,330        7,337,818        9,999,116
  Cost of mutual fund shares sold ..............   (3,373,758)     (19,036,484)     (11,368,717)      (8,576,796)      (7,939,979)
                                                   ----------      -----------      -----------       ----------       ----------
    Realized gain (loss) on investments ........      192,483        3,142,483        4,968,613       (1,238,978)       2,059,137
  Change in unrealized gain (loss)
   on investments ..............................   (6,130,567)     (12,517,632)       1,552,335      (24,164,713)     (12,750,495)
                                                   ----------      -----------        ---------      -----------      -----------
    Net gain (loss) on investments .............   (5,938,084)      (9,375,149)       6,520,948      (25,403,691)     (10,691,358)
                                                   ----------       ----------        ---------      -----------      -----------
  Reinvested capital gains .....................    3,782,228        5,255,479        2,726,961       10,107,480       19,550,081
                                                    ---------        ---------        ---------       ----------       ----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..  $(1,131,159)      (3,040,012)      10,101,966      (15,750,665)       8,325,854
                                                  ===========       ==========       ==========      ===========        =========


                                                      FidVGr                         FidVHiIn
                                                      ------                         --------
                                                       1999            2001            2000           1999
                                                       ----            ----            ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       215,538        2,383,612        1,693,393        2,570,090
  Mortality and expense risk charges (note 3)..      (559,667)         (72,564)         (90,283)        (121,804)
                                                     --------          -------          -------         --------
    Net investment income .....................      (344,129)       2,311,048        1,603,110        2,448,286
                                                     --------        ---------        ---------        ---------
  Proceeds from mutual funds shares sold ......    74,255,400        5,620,344        7,530,923       26,464,932
  Cost of mutual fund shares sold .............   (62,130,274)      (7,806,466)      (8,013,467)     (29,328,722)
                                                  -----------       ----------       ----------      -----------
    Realized gain (loss) on investments .......    12,125,126       (2,186,122)        (482,544)      (2,863,790)
  Change in unrealized gain (loss)
   on investments .............................    (8,528,396)      (1,691,749)      (2,437,706)       2,388,072
                                                   ----------       ----------       ----------        ---------
    Net gain (loss) on investments ............     3,596,730       (3,877,871)      (2,920,250)        (475,718)
                                                    ---------       ----------       ----------         --------
  Reinvested capital gains ....................    13,551,946                -                -           96,078
                                                   ----------       ----------       ----------         --------
    Net increase (decrease) in contract
     owners' equity resulting from operations .    16,804,547       (1,566,823)      (1,317,140)       2,068,646
                                                   ==========       ==========       ==========        =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                     FidVOvSe                                  FidVAM
                                                                     --------                                  ------
                                                    2001               2000             1999            2001             2000
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $ 1,100,964          425,125         332,184        1,179,485        1,031,299
  Mortality and expense risk charges (note 3)         (89,335)        (122,380)        (98,384)        (120,280)        (135,979)
                                                      -------         --------         -------         --------         --------

    Net investment income .....................     1,011,629          302,745         233,800        1,059,205          895,320
                                                    ---------          -------         -------        ---------          -------

  Proceeds from mutual funds shares sold ....       3,568,694        5,677,873      19,160,889        1,437,483        2,257,981
  Cost of mutual fund shares sold ...........      (4,126,427)      (4,785,854)    (18,967,050)      (1,497,261)      (1,824,621)
                                                   ----------       ----------     -----------       ----------       ----------
    Realized gain (loss) on investments .......      (557,733)         892,019         193,839          (59,778)         433,360
  Change in unrealized gain (loss)
   on investments ............................     (4,978,165)      (5,522,151)        839,608       (2,625,954)      (4,136,199)
                                                   ----------       ----------         -------       ----------       ----------
    Net gain (loss) on investments ............    (5,535,898)      (4,630,132)      1,033,447       (2,685,732)      (3,702,839)
                                                   ----------       ----------       ---------       ----------       ----------
  Reinvested capital gains ..................       1,740,234        2,677,139         535,780          442,307        2,429,670
                                                    ---------        ---------         -------          -------        ---------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..  $(2,784,035)      (1,650,248)      1,803,027       (1,184,220)        (377,849)
                                                  ===========       ==========       =========       ==========         ========


                                                  FidVAM                             FidVCon
                                                  ------                             -------
                                                     1999              2001            2000              1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     1,040,155          456,978          244,158          261,343
  Mortality and expense risk charges (note 3)      (139,133)        (215,964)        (268,014)        (240,504)
                                                   --------         --------         --------         --------

    Net investment income ...................       901,022          241,014          (23,856)          20,839
                                                    -------          -------          -------           ------

  Proceeds from mutual funds shares sold ....     2,649,925        3,738,202        4,229,821       17,757,473
  Cost of mutual fund shares sold ...........    (2,115,072)      (3,575,706)      (3,284,707)     (11,558,481)
                                                 ----------       ----------       ----------      -----------
    Realized gain (loss) on investments .....       534,853          162,496          945,114        6,198,992
  Change in unrealized gain (loss)
   on investments ...........................    (1,230,877)      (8,610,832)     (11,000,361)      (2,418,970)
                                                 ----------       ----------      -----------       ----------
    Net gain (loss) on investments ..........      (696,024)      (8,448,336)     (10,055,247)       3,780,022
                                                   --------       ----------      -----------        ---------
  Reinvested capital gains ..................     1,317,530        1,612,865        8,862,945        1,916,516
                                                  ---------        ---------        ---------        ---------
    Net increase (decrease) in contract
     owners' equity resulting from operations     1,522,528       (6,594,457)      (1,216,158)       5,717,377
                                                  =========       ==========       ==========        =========


                                                                              FidVGrOp                             NSATEmmMGM
                                                                              --------                             ----------
                                                                2001           2000             1999            2001         2000
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................       $   17,465        77,263            58,964              943          -
  Mortality and expense risk charges (note 3) ........          (16,548)      (21,002)          (27,142)            (537)         -
                                                              ---------       -------           -------             ----        ---
    Net investment income .............................             917        56,261            31,822              406          -
                                                              ---------       -------           -------             ----        ---
  Proceeds from mutual funds shares sold .............          632,429     3,942,143         1,844,238          246,767          -
  Cost of mutual fund shares sold ....................         (880,840)   (4,043,624)       (1,564,325)        (262,058)         -
                                                              ---------    ----------        ----------         --------        ---
    Realized gain (loss) on investments ..............         (248,411)     (101,481)          279,913          (15,291)         -
  Change in unrealized gain (loss)
   on investments .....................................        (227,308)     (594,322)          (14,590)            (744)         -
                                                              ---------       -------           -------             ----        ---
    Net gain (loss) on investments ....................        (475,719)     (695,803)          265,323          (16,035)         -
                                                              ---------       -------           -------             ----        ---
  Reinvested capital gains ............................               -       391,834           110,237                -          -
                                                              ---------       -------           -------             ----        ---
    Net increase (decrease) in contract
     owners' equity resulting from operations .........      $ (474,802)     (247,708)          407,382          (15,629)         -
                                                             ==========    ==========        ==========         ========        ===


                                                      NSATEmmMGM                             NSATGTecGM
                                                      ----------                             ----------
                                                         1999                 2001              2000         1999
INVESTMENT ACTIVITY:
  Reinvested dividends .................................       -                  -                -             -
  Mortality and expense risk charges (note 3)...........       -             (1,637)               -             -
                                                            ----            -------             ----          ----
    Net investment income ..............................       -             (1,637)               -             -
                                                            ----            -------             ----          ----
  Proceeds from mutual funds shares sold ...............       -            106,471                -             -
  Cost of mutual fund shares sold ......................       -           (246,351)               -             -
                                                            ----            -------             ----          ----
    Realized gain (loss) on investments ................       -           (139,880)               -             -
  Change in unrealized gain (loss)
   on investments ......................................       -             17,052                -             -
                                                            ----            -------             ----          ----
    Net gain (loss) on investments .....................       -           (122,828)               -             -
                                                            ----            -------             ----          ----
  Reinvested capital gains .............................       -                  -                -             -
                                                            ----            -------             ----          ----
    Net increase (decrease) in contract owners'
     equity resulting from operations ..................       -           (124,465)               -             -
                                                            ====           ========             ====          ====


NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                         NSATIntGGM                       JansACapApS
                                                                         ----------                       -----------
                                                       2001                 2000         1999         2001            2000
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $       28                  -            -         20,092             494
  Mortality and expense risk charges (note 3)            (58)                 -            -        (11,543)           (694)
                                                  ----------                ---          ---     ---------        ---------
    Net investment income .....................          (30)                 -                       8,549            (200)
                                                  ----------                ---          ---     ---------        ---------
  Proceeds from mutual funds shares sold ....        131,287                  -            -      4,477,307         216,579
  Cost of mutual fund shares sold ...........       (133,928)                 -            -     (5,482,849)       (216,551)
                                                  ----------                ---          ---     ---------        ---------
    Realized gain (loss) on investments .......       (2,641)                 -            -     (1,005,542)             28
  Change in unrealized gain (loss)
   on investments ............................           223                  -            -        385,677           2,637
                                                  ----------                ---          ---      ---------        ---------
    Net gain (loss) on investments ............       (2,418)                 -            -       (619,865)          2,665
                                                  ----------                ---          ---      ---------        ---------
  Reinvested capital gains ..................              -                  -            -              -               -
                                                  ----------                ---          ---      ---------        ---------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..  $   (2,448)                 -            -       (611,316)          2,465
                                                  ==========                ===          ===     ==========        ========


                                                     JansACapApS                      JansAGlTchS
                                                     -----------                      -----------
                                                        1999              2001            2000                 1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................            -               12,133               -                  -
  Mortality and expense risk charges (note 3)            -               (8,525)           (723)                 -
                                                       ---           ----------        --------                ---
    Net investment income .....................          -                3,608            (723)                 -
                                                       ---           ----------        --------                ---
  Proceeds from mutual funds shares sold ....            -            1,831,629         279,415                  -
  Cost of mutual fund shares sold ...........            -           (3,311,156)       (263,831)                 -
                                                       ---           ----------        --------                ---
    Realized gain (loss) on investments .......          -           (1,479,527)         15,584                  -
  Change in unrealized gain (loss)
   on investments ............................           -              769,708          28,318                  -
    Net gain (loss) on investments ............          -             (709,819)         43,902                  -
                                                       ---           ----------        --------                ---
  Reinvested capital gains ..................            -                    -               -                  -
                                                       ---           ----------        --------                ---
    Net increase (decrease) in contract
     owners' equity resulting from operations ..         -             (706,211)         43,179                  -
                                                       ===           ==========        ========                ===

                                                                      JanAIntGrs                        NSATMSecBd
                                                                      ----------                        ----------
                                                      2001              2000        1999           2001             2000
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $    11,521                -           -           9,934            1,927
  Mortality and expense risk charges (note 3)          (9,276)            (425)          -            (768)             (47)
                                                  -----------            -----         ---        --------          -------
    Net investment income ...................           2,245             (425)          -           9,166            1,880
                                                  -----------            -----         ---        --------          -------
  Proceeds from mutual funds shares sold ....       1,430,307           81,146           -         323,455           11,259
  Cost of mutual fund shares sold ...........      (1,881,371)         (85,091)          -        (326,777)         (11,199)
                                                  -----------            -----         ---        --------          -------
    Realized gain (loss) on investments .....        (451,064)          (3,945)          -          (3,322)              60
  Change in unrealized gain (loss)
   on investments ...........................          66,142           12,462           -         (11,507)            (928)
                                                  -----------            -----         ---        --------          -------
    Net gain (loss) on investments ..........        (384,922)           8,517           -         (14,829)            (868)
                                                  -----------            -----         ---        --------          -------
  Reinvested capital gains ..................               -                -           -               -                -
                                                  -----------            -----         ---        --------          -------
    Net increase (decrease) in contract
     owners' equity resulting from operations     $  (382,677)           8,092           -          (5,663)           1,012
                                                  ===========            =====         ===        ========          =======


                                              NSATMSecBd                     NSATCapAp
                                              ----------                     ---------
                                                1999          2001            2000            1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................       -               -           64,829          123,887
  Mortality and expense risk charges (note 3)       -         (81,646)        (136,677)        (177,391)
                                                  ---      ----------       ----------       ----------
    Net investment income .....................     -         (81,646)         (71,848)         (53,504)
                                                  ---      ----------       ----------       ----------
  Proceeds from mutual funds shares sold ....       -       2,521,510        6,768,423       10,204,170
  Cost of mutual fund shares sold ...........       -      (4,793,583)      (6,877,474)      (9,166,296)
                                                  ---      ----------       ----------       ----------
    Realized gain (loss) on investments .......     -      (2,272,073)        (109,051)       1,037,874
  Change in unrealized gain (loss)
    on investments ............................     -      (3,438,361)          94,663        3,893,623
                                                  ---      ----------       ----------       ----------
    Net gain (loss) on investments ............     -      (5,710,434)         (14,388)       4,931,497
                                                  ---      ----------       ----------       ----------
  Reinvested capital gains ..................       -               -                -                -
                                                  ---      ----------       ----------       ----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..    -      (5,792,080)         (86,236)       4,877,993
                                                  ===      ==========       ==========       ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001, 2000 AND 1999
(UNAUDITED)


                                                                        NSATGvtBd                          NSATMMkt
                                                                        ---------                          --------
                                                      2001                2000             1999              2001
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $    369,368           336,280           410,523         1,186,708
  Mortality and expense risk charges (note 3)          (57,611)          (49,928)          (69,481)         (205,219)
                                                  ------------           -------           -------         ---------
    Net investment income ...................          311,757           286,352           341,042           981,489
                                                  ------------           -------           -------         ---------
  Proceeds from mutual funds shares sold ....       13,708,602         5,684,298        23,880,721       128,892,030
  Cost of mutual fund shares sold ...........      (13,243,808)       (5,906,148)      (24,524,311)     (128,892,030)
                                                  ------------           -------        ----------      ------------
    Realized gain (loss) on investments .....          464,794          (221,850)         (643,590)                -
  Change in unrealized gain (loss)
    on investments ..........................         (556,157)          332,542           (72,114)                -
                                                  ------------           -------        ----------      ------------
    Net gain (loss) on investments ..........          (91,363)          110,692          (715,704)                -
                                                  ------------           -------        ----------      ------------
  Reinvested capital gains ..................                -                 -                 -                 -
                                                  ------------           -------        ----------      ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations.    $    220,394           397,044          (374,662)          981,489
                                                  ============          ========       ===========      ============


                                                            NSATMMkt                                      NSATSmCapG
                                                            --------                                      ----------
                                                     2000               1999                 2001            2000       1999
INVESTMENT ACTIVITY:
Reinvested dividends ......................        1,493,296         1,143,390                 -                 -        -
  Mortality and expense risk charges (note 3)       (213,075)         (231,890)           (3,177)              (74)       -
                                                ------------       -----------         ---------           -------      ---
    Net investment income ...................      1,280,221           911,500            (3,177)              (74)       -
                                                ------------       -----------         ---------           -------      ---
  Proceeds from mutual funds shares sold ....    153,584,066       129,456,166         2,401,189                84        -
  Cost of mutual fund shares sold ...........   (153,584,066)     (129,456,166)       (2,598,115)              (90)       -
                                                ------------       -----------         ---------           -------      ---
    Realized gain (loss) on investments .....              -                 -          (196,926)               (6)       -
  Change in unrealized gain (loss)
    on investments ..........................              -                 -           203,265            10,790        -
                                                ------------       -----------         ---------           -------      ---
    Net gain (loss) on investments ..........              -                 -             6,339            10,784        -
                                                ------------       -----------         ---------           -------      ---
  Reinvested capital gains ..................              -                 -                 -                 -        -
                                                ------------       -----------         ---------           -------      ---
    Net increase (decrease) in contract
     owners' equity resulting from operations.     1,280,221           911,500             3,162            10,710        -
                                                ============       ===========         =========          ========      ===


                                                                  NSATSmCapV                                 NSATSmCo
                                                                  ----------                                 --------
                                                      2001           2000          1999          2001           2000         1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................      $         -            -             -         29,451         8,275            -
  Mortality and expense risk charges (note 3)          (47,433)     (19,582)       (7,740)      (103,372)     (111,053)     (69,626)
                                                       -------      -------        ------        -------      --------      -------
    Net investment income .....................        (47,433)     (19,582)       (7,740)       (73,921)     (102,778)     (69,626)
                                                       -------      -------        ------        -------      --------      -------
  Proceeds from mutual funds shares sold ....       27,801,840    1,874,962    24,946,574      8,209,504    23,345,702    8,731,250
  Cost of mutual fund shares sold ...........      (26,555,513)  (1,863,662)  (24,609,841)   (11,264,670)  (15,223,525)  (9,214,647)
                                                     ---------       ------       -------     ----------     ---------     --------
    Realized gain (loss) on investments .......      1,246,327       11,300       336,733     (3,055,166)    8,122,177     (483,397)
                                                     ---------       ------       -------     ----------     ---------     --------
  Change in unrealized gain (loss)
    on investments ...........................       1,311,370      354,545        81,911      2,536,986    (6,349,896)   1,749,918
                                                     ---------      -------        ------      ---------    ----------    ---------
    Net gain (loss) on investments ............      2,557,697      365,845       418,644       (518,180)    1,772,281    1,266,521
                                                     ---------      -------        ------      ---------    ----------    ---------
  Reinvested capital gains ..................                -            -        39,519              -             -            -
                                                     ---------      -------        ------      ---------    ----------    ---------
    Net increase (decrease) in contract
     owners' equity resulting from operations...   $ 2,510,264      346,263       450,423       (592,101)    1,669,503    1,196,895
                                                   ===========      =======       =======       ========     =========    =========

                                                                                  NSATTotRtn
                                                                                  ----------
                                                                 2001                 2000                    1999
INVESTMENT ACTIVITY:
Reinvested dividends ...............................           310,635               266,511                401,272
  Mortality and expense risk charges (note 3) .......         (319,930)             (373,477)              (409,894)
                                                            ----------            ----------              ---------
    Net investment income ...........................           (9,295)             (106,966)                (8,622)
                                                            ----------            ----------              ---------
  Proceeds from mutual funds shares sold ............        2,689,782             9,489,928              4,507,318
  Cost of mutual fund shares sold ...................       (3,357,529)           (6,356,817)            (2,779,291)
                                                            ----------            ----------              ---------
  Realized gain (loss) on investments ...............         (667,747)            3,133,111              1,728,027
  Change in unrealized gain (loss)
   on investments ...................................       (6,807,883)             (367,393)             8,405,203
                                                            ----------            ----------              ---------
    Net gain (loss) on investments ..................       (7,475,630)            2,765,718             10,133,230
                                                            ----------            ----------              ---------
  Reinvested capital gains ..........................                -                     -                 46,309
                                                            ----------            ----------              ---------
    Net increase (decrease) in contract
     owners' equity resulting from operations .......       (7,484,925)            2,658,752             10,170,917
                                                            ==========             =========             ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                   NBAMTGro                                 NBAMTGuard
                                                                   --------                                 ----------
                                                        2001         2000            1999          2001        2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $          -             -              -       10,656       12,425         4,569
  Mortality and expense risk charges (note 3)         (108,087)     (159,989)       (90,347)      (8,227)      (7,523)       (6,206)
                                                   -----------   -----------    -----------     --------   ----------    ----------
    Net investment income .....................       (108,087)     (159,989)       (90,347)       2,429        4,902        (1,637)
                                                   -----------   -----------    -----------     --------   ----------    ----------
  Proceeds from mutual funds shares sold ....       10,429,225    18,448,395     39,409,448      690,470    2,320,212     6,846,821
  Cost of mutual fund shares sold ...........      (28,074,472)  (11,965,948)   (39,719,323)    (639,438)  (2,266,008)   (6,716,500)
                                                   -----------   -----------    -----------     --------   ----------    ----------
    Realized gain (loss) on investments .......    (17,645,247)    6,482,447       (309,875)      51,032       54,204       130,321
  Change in unrealized gain (loss)
    on investments ...........................      (1,209,388)   (5,204,353)      (194,817)    (193,667)     (20,877)       37,316
                                                   -----------   -----------    -----------     --------   ----------    ----------
    Net gain (loss) on investments ............    (18,854,635)    1,278,094       (504,692)    (142,635)      33,327       167,637
                                                   -----------   -----------    -----------     --------   ----------    ----------
  Reinvested capital gains ..................       12,536,350     3,211,533      1,124,154      152,227            -             -
                                                   -----------   -----------    -----------     --------   ----------    ----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..  $ (6,426,372)    4,329,638        529,115       12,021       38,229       166,000
                                                  ============   ===========    ===========     ========   ==========    ==========


                                                                       NBAMTLMat

                                                                       ---------
                                                       2001              2000              1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................          255,613           306,913           277,113
  Mortality and expense risk charges (note 3)          (16,029)          (16,517)          (21,849)
                                                       -------           -------           -------
    Net investment income ...................          239,584           290,396           255,264
                                                       -------           -------           -------
  Proceeds from mutual funds shares sold ....          905,277         1,211,186           818,576
  Cost of mutual fund shares sold ...........         (898,881)       (1,337,560)         (861,356)
                                                      --------        ----------          --------
    Realized gain (loss) on investments .....            6,396          (126,374)          (42,780)
  Change in unrealized gain (loss)
   on investments ...........................          (76,962)          (99,868)         (216,481)
                                                       -------           -------          --------
    Net gain (loss) on investments ..........          (70,566)         (226,242)         (259,261)
                                                       -------          --------          --------
  Reinvested capital gains ..................                -                 -                 -
                                                       -------          --------          --------
    Net increase (decrease) in contract
     owners' equity resulting from operations.         169,018            64,154            (3,997)
                                                       =======            ======            ======


                                                                        NBAMTPart                            OppAggGrVA
                                                                        ---------                            ----------
                                                        2001             2000         1999         2001        2000          1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $    90,620          217,800      395,343       20,230             -         -
  Mortality and expense risk charges (note 3)         (85,166)        (100,551)    (139,374)      (9,610)         (298)        -
                                                  -----------       ----------   ----------   ----------     ---------       ---
    Net investment income .....................         5,454          117,249      255,969       10,620          (298)        -
                                                  -----------       ----------   ----------   ----------     ---------       ---
  Proceeds from mutual funds shares sold ....       1,410,416        6,750,240    7,115,808    4,161,430     2,320,285         -
  Cost of mutual fund shares sold ...........      (1,854,260)      (7,918,273)  (7,530,734)  (5,649,207)   (2,259,087)
                                                  -----------       ----------   ----------   ----------     ---------       ---
    Realized gain (loss) on investments .......      (443,844)      (1,168,033)    (414,926)  (1,487,777)       61,198         -
  Change in unrealized gain (loss)
   on investments ............................       (680,805)      (3,967,265)   3,488,844      364,370         1,936         -
                                                  -----------       ----------   ----------   ----------     ---------       ---
    Net gain (loss) on investments ............    (1,124,649)      (5,135,298)   3,073,918   (1,123,407)       63,134         -
                                                  -----------       ----------   ----------   ----------     ---------       ---
  Reinvested capital gains ..................         860,887        4,631,886      687,554      315,653             -         -
                                                  -----------       ----------   ----------   ----------     ---------       ---
    Net increase (decrease) in contract
     owners' equity resulting from operations ..  $  (258,308)        (386,163)   4,017,441     (797,134)       62,836         -
                                                  ===========         ========    =========     ========        ======       ===


                                                                      OppBdVA
                                                                      -------
                                                      2001              2000              1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................         864,092          888,727          563,814
  Mortality and expense risk charges (note 3)         (43,730)         (42,698)         (51,399)
                                                   ----------       ----------       ----------
    Net investment income ...................         820,362          846,029          512,415
                                                   ----------       ----------       ----------
  Proceeds from mutual funds shares sold ....       4,463,956        1,608,664        2,985,856
  Cost of mutual fund shares sold ...........      (4,820,021)      (1,762,067)      (2,946,651)
                                                   ----------       ----------       ----------
    Realized gain (loss) on investments .....        (356,065)        (153,403)          39,205
  Change in unrealized gain (loss)
    on investments ...........................         72,312         (518,481)        (858,388)
                                                   ----------       ----------       ----------
    Net gain (loss) on investments ...........       (283,753)        (671,884)        (819,183)
                                                   ----------       ----------       ----------
  Reinvested capital gains ...................              -                -           54,146
                                                   ----------       ----------       ----------
    Net increase (decrease) in contract
     owners' equity resulting from operations..       536,609          174,145         (252,622)
                                                   ==========       ==========       ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001, 2000 AND 1999
(UNAUDITED)


                                                                 OppCapApVA                                 OppGlSecVA
                                                                 ----------                                 ----------
                                                  2001              2000          1999          2001          2000          1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................  $   110,415         18,905        16,006       250,956        99,579       255,944
  Mortality and expense risk charges (note 3)      (68,153)       (57,851)      (22,789)     (140,807)     (154,903)      (90,423)
                                               -----------     ----------   -----------    ----------    ----------    ----------
    Net investment income ...................       42,262        (38,946)       (6,783)      110,149       (55,324)      165,521
                                               -----------     ----------   -----------    ----------    ----------    ----------
  Proceeds from mutual funds shares sold ....    1,679,249      5,956,059    13,437,035     2,369,382     1,620,111     3,264,518
  Cost of mutual fund shares sold ...........   (2,002,975)    (4,752,479)  (13,096,360)   (1,943,886)     (915,782)   (2,337,002)
                                               -----------     ----------   -----------    ----------    ----------    ----------
    Realized gain (loss) on investments .....     (323,726)     1,203,580       340,675       425,496       704,329       927,516
  Change in unrealized gain (loss)
    on investments ..........................   (2,460,962)    (1,164,244)      229,785    (8,649,023)   (2,620,386)    1,000,292
                                               -----------     ----------   -----------    ----------    ----------    ----------
    Net gain (loss) on investments ..........   (2,784,688)        39,336       570,460    (8,223,527)   (1,916,057)    1,927,808
                                               -----------     ----------   -----------    ----------    ----------    ----------
  Reinvested capital gains ..................    1,656,912      1,008,850       175,824     4,652,673     5,565,874       717,222
                                               -----------     ----------   -----------    ----------    ----------    ----------
    Net increase (decrease) in contract
     owners' equity resulting from operations. $(1,085,514)     1,009,240       739,501    (3,460,705)    3,594,493     2,810,551
                                               ============     =========       =======    ==========     =========     =========


                                                                      OppMGrInVA
                                                                      ----------
                                                       2001              2000      1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................           2,647                -         -
  Mortality and expense risk charges (note 3)          (1,688)             (59)        -
                                                      -------           ------       ---
    Net investment income .....................           959              (59)        -
                                                      -------           ------       ---
  Proceeds from mutual funds shares sold ....          41,678            7,778         -
  Cost of mutual fund shares sold ...........         (48,335)          (7,880)        -
                                                      -------           ------       ---
    Realized gain (loss) on investments .......        (6,657)            (102)        -
  Change in unrealized gain (loss)
    on investments ...........................        (25,915)             809         -
                                                      -------           ------       ---
    Net gain (loss) on investments ............       (32,572)             707         -
                                                      -------           ------       ---
  Reinvested capital gains ..................               -                -         -
                                                      -------           ------       ---
    Net increase (decrease) in contract
     owners' equity resulting from operations ..      (31,613)             648         -
                                                      =======           ======       ===


                                                                    OppMltStVA                                   NSATStrGro
                                                                    ----------                                   ----------
                                                      2001            2000            1999            2001          2000       1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $  585,774         684,260         480,400               -            -        -
  Mortality and expense risk charges (note 3)        (63,123)        (62,428)        (61,508)         (3,244)        (259)       -
                                                  ----------      ----------      ----------      ----------     --------      ---
    Net investment income ...................        522,651         621,832         418,892          (3,244)        (259)       -
                                                  ----------      ----------      ----------      ----------     --------      ---
  Proceeds from mutual funds shares sold ....        814,355       3,855,167       2,359,001       3,528,044      261,447        -
  Cost of mutual fund shares sold ...........       (837,843)     (3,551,080)     (2,004,956)     (3,706,670)    (240,008)       -
                                                  ----------      ----------      ----------      ----------     --------      ---
    Realized gain (loss) on investments .....        (23,488)        304,087         354,045        (178,626)      21,439        -
  Change in unrealized gain (loss)
   on investments ...........................       (558,694)     (1,019,763)       (380,000)         73,420        2,741        -
                                                  ----------      ----------      ----------      ----------     --------      ---
    Net gain (loss) on investments ..........       (582,182)       (715,676)        (25,955)       (105,206)      24,180        -
                                                  ----------      ----------      ----------      ----------     --------      ---
  Reinvested capital gains ..................        782,407         993,822         694,901               -            -        -
                                                  ----------      ----------      ----------      ----------     --------      ---
    Net increase (decrease) in contract
     owners' equity resulting from operations.    $  722,876         899,978       1,087,838        (108,450)      23,921        -
                                                  ==========         =======       =========        ========       ======      ===


                                                                   StOpp2
                                                                   ------
                                                    2001            2000              1999
INVESTMENT ACTIVITY:
  Reinvested dividends ......................         98,751               -               -
  Mortality and expense risk charges (note 3)       (179,995)       (177,895)       (135,574)
                                                  ----------      ----------      ----------
    Net investment income ...................        (81,244)       (177,895)       (135,574)
                                                  ----------      ----------      ----------
  Proceeds from mutual funds shares sold ....      2,580,532       2,229,687       2,651,679
  Cost of mutual fund shares sold ...........     (2,037,609)     (1,478,773)     (1,843,006)
                                                  ----------      ----------      ----------
    Realized gain (loss) on investments .....        542,923         750,914         808,673
  Change in unrealized gain (loss)
    on investments ..........................       (570,923)        974,398       1,598,388
                                                  ----------      ----------      ----------
    Net gain (loss) on investments ..........        (28,000)      1,725,312       2,407,061
                                                  ----------      ----------      ----------
  Reinvested capital gains ..................              -               -       3,541,869
                                                  ----------      ----------      ----------
    Net increase (decrease) in contract
     owners' equity resulting from operations.      (109,244)      1,547,417       5,813,356
                                                 ===========     ===========      ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                 StDisc2                                  StIntStk2
                                                 ---------------------------------------   ---------------------------------------
                                                     2001          2000          1999          2001          2000          1999
                                                 -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $    48,229            --            --            --            --         7,958
  Mortality and expense risk charges (note 3) .      (28,001)      (29,818)      (29,585)      (11,219)      (31,410)       (9,240)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income ......................       20,228       (29,818)      (29,585)      (11,219)      (31,410)       (1,282)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Proceeds from mutual funds shares sold ......    3,128,354     5,518,655     7,602,129    18,359,210    22,721,721     4,010,749
  Cost of mutual fund shares sold .............   (3,212,210)   (4,916,094)   (8,338,545)  (18,799,539)  (21,437,539)   (4,035,082)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments ........      (83,856)      602,561      (736,416)     (440,329)    1,284,182       (24,333)
  Change in unrealized gain (loss)
   on investments .............................     (583,325)      166,242      (770,988)      (22,665)   (1,793,295)      240,237
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments .............     (667,181)      768,803    (1,507,404)     (462,994)     (509,113)      215,904
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ....................    1,246,478            --     1,035,670        94,952            --            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........  $   599,525       738,985      (501,319)     (379,261)     (540,523)      214,622
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                                                               NSATGFocTU
                                                 ---------------------------------------
                                                     2001          2000          1999
                                                 -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................           --            --            --
  Mortality and expense risk charges (note 3) .         (606)           --            --
                                                 -----------   -----------   -----------
   Net investment income ......................         (606)           --            --
                                                 -----------   -----------   -----------

  Proceeds from mutual funds shares sold ......    2,310,462            --            --
  Cost of mutual fund shares sold .............   (2,417,547)           --            --
                                                 -----------   -----------   -----------
   Realized gain (loss) on investments ........     (107,085)           --            --
  Change in unrealized gain (loss)
   on investments .............................       33,372            --            --
                                                 -----------   -----------   -----------
   Net gain (loss) on investments .............      (73,713)           --            --
                                                 -----------   -----------   -----------
  Reinvested capital gains ....................           --            --            --
                                                 -----------   -----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........      (74,319)           --            --
                                                 ===========   ===========   ===========

                                                                MSUEmmMkt                                MSUUSRealE
                                                 ---------------------------------------   ---------------------------------------
                                                     2001          2000          1999          2001          2000          1999
                                                 -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $        --            --            --            --       241,653       400,217
  Mortality and expense risk charges (note 3) .       (3,025)       (3,262)       (1,859)      (29,528)      (20,570)      (27,026)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income ......................       (3,025)       (3,262)       (1,859)      (29,528)      221,083       373,191
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Proceeds from mutual funds shares sold ......      211,428       585,958       776,751     2,616,513     1,971,023     4,652,983
  Cost of mutual fund shares sold .............     (205,898)     (567,141)     (780,258)   (2,556,106)   (2,030,399)   (5,521,374)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments ........        5,530        18,817        (3,507)       60,407       (59,376)     (868,391)
  Change in unrealized gain (loss)
   on investments .............................       41,881        35,504        52,963       564,092       525,125       983,802
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments .............       47,411        54,321        49,456       624,499       465,749       115,411
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ....................           --            --            --            --            --            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........  $    44,386        51,059        47,597       594,971       686,832       488,602
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                                                                  VEWwBd
                                                 ---------------------------------------
                                                     2001          2000          1999
                                                 -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      101,924       125,433       135,225
  Mortality and expense risk charges (note 3) .       (9,624)      (11,709)      (14,606)
                                                 -----------   -----------   -----------
   Net investment income ......................       92,300       113,724       120,619
                                                 -----------   -----------   -----------

  Proceeds from mutual funds shares sold ......    2,225,807     7,227,587     3,219,812
  Cost of mutual fund shares sold .............   (2,237,021)   (7,489,078)   (3,493,093)
                                                 -----------   -----------   -----------
   Realized gain (loss) on investments ........      (11,214)     (261,491)     (273,281)
  Change in unrealized gain (loss)
   on investments .............................     (275,029)       79,908      (157,901)
                                                 -----------   -----------   -----------
   Net gain (loss) on investments .............     (286,243)     (181,583)     (431,182)
                                                 -----------   -----------   -----------
  Reinvested capital gains ....................           --            --        60,420
                                                 -----------   -----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........     (193,943)      (67,859)     (250,143)
                                                 ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                VEWwEmgMkt                                VEWwHrdAst
                                                 ----------------------------------------   ---------------------------------------
                                                     2001           2000          1999          2001          2000          1999
                                                 ------------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $         --            --            --        45,286        47,340        61,762
  Mortality and expense risk charges (note 3) .       (13,906)      (33,728)      (14,530)      (17,293)      (18,103)      (19,298
                                                 ------------   -----------   -----------   -----------   -----------   -----------
   Net investment income ......................       (13,906)      (33,728)      (14,530)       27,993        29,237        42,464
                                                 ------------   -----------   -----------   -----------   -----------   -----------

  Proceeds from mutual funds shares sold ......    14,370,053    15,583,968    14,917,573     7,801,765     7,434,938    12,536,891
  Cost of mutual fund shares sold .............   (14,943,763)  (13,242,186)  (13,530,838)   (7,805,346)   (7,066,155)  (11,846,027)
                                                 ------------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments ........      (573,710)    2,341,782     1,386,735        (3,581)      368,783       690,864
  Change in unrealized gain (loss)
   on investments .............................       506,767    (3,194,575)      (37,783)     (182,148)     (217,668)       41,295
                                                 ------------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments .............       (66,943)     (852,793)    1,348,952      (185,729)      151,115       732,159
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ....................            --            --            --            --            --            --
                                                 ------------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........  $    (80,849)     (886,521)    1,334,422      (157,736)      180,352       774,623
                                                 ============   ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                    Total                                     ACVPBal
                                               ---------------------------------------------   ------------------------------------
                                                    2001            2000            1999          2001         2000         1999
                                               -------------   -------------   -------------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ....................   $   7,929,408       6,181,161       7,044,192      129,203      121,002       81,234
  Realized gain (loss) on investments ......     (50,326,387)     52,377,641      29,959,202      (90,442)     (49,724)     (17,681)
  Change in unrealized gain (loss)
    on investments .........................     (83,768,778)    (97,762,251)     23,373,352     (326,077)    (121,933)    (577,220)
  Reinvested capital gains .................      49,600,784      56,110,445      29,803,192      177,314       89,905      723,543
                                               -------------   -------------   -------------   ----------   ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............     (76,564,973)     16,906,996      90,179,938     (110,002)      39,250      209,876
                                               -------------   -------------   -------------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      54,973,273      64,116,031      85,590,465      279,947      347,784      386,488
  Transfers between funds ..................              --              --              --      (15,656)    (432,389)       9,176
  Surrenders ...............................     (25,260,092)    (19,004,953)    (13,628,236)    (121,477)    (122,887)    (101,327)
  Death benefits (note 4) ..................      (1,251,353)     (1,300,743)       (726,947)      (4,233)      (1,032)      (3,696)
  Policy loans (net of repayments) (note 5)       (5,969,122)     (9,224,226)     (9,810,843)     (30,193)     (39,451)     (82,228)
  Deductions for surrender charges (note 2d)      (2,400,446)     (1,920,356)     (2,572,613)      (9,771)     (12,417)     (19,128)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (22,864,674)    (23,098,964)    (22,930,567)    (126,928)    (125,226)    (135,301)
  Asset charges (note 3):
    MSP contracts ..........................        (255,360)       (306,850)        (71,395)      (2,466)      (2,619)        (422)
    LSFP contracts .........................        (219,587)       (186,577)        (32,376)      (1,209)        (661)        (191)
                                               -------------   -------------   -------------   ----------   ----------   ----------
      Net equity transactions ..............      (3,247,361)      9,073,362      35,817,488      (31,986)    (388,898)      53,371
                                               -------------   -------------   -------------   ----------   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     (79,812,334)     25,980,358     125,997,426     (141,988)    (349,648)     263,247
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   1,071,884,297   1,144,615,392     894,156,479    5,464,950    6,192,631    5,562,859
                                               -------------   -------------   -------------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   $ 992,071,963   1,170,595,750   1,020,153,905    5,322,962    5,842,983    5,826,106
                                               =============   =============   =============   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ..........................      44,184,203      42,923,800      38,766,962      280,165      306,093      299,058
                                               -------------   -------------   -------------   ----------   ----------   ----------
  Units purchased ..........................       4,683,277       5,406,561       8,589,560       19,488       18,814       30,597
  Units redeemed ...........................      (4,431,343)     (4,995,909)     (5,679,139)     (20,667)     (37,896)     (27,321)
                                               -------------   -------------   -------------   ----------   ----------   ----------
  Ending units .............................      44,436,136      43,334,452      41,677,383      278,985      287,011      302,334
                                               =============   =============   =============   ==========   ==========   ==========

                                                               ACVPCapAp
                                               ---------------------------------------
                                                   2001          2000          1999
                                               -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ....................       (88,095)     (102,710)      (50,709)
  Realized gain (loss) on investments ......    (3,366,412)    3,449,021      (687,875)
  Change in unrealized gain (loss)
    on investments .........................    (8,080,912)     (364,842)    2,545,305
  Reinvested capital gains .................     7,598,012       750,781            --
                                               -----------   -----------   -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................    (3,937,407)    3,732,250     1,806,721
                                               -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................     1,079,523     1,116,299     1,028,156
  Transfers between funds ..................    (1,758,605)    4,411,322      (337,205)
  Surrenders ...............................      (513,284)     (352,202)     (256,633)
  Death benefits (note 4) ..................           (72)       (8,440)      (10,147)
  Policy loans (net of repayments) (note 5)       (195,101)     (189,036)     (107,920)
  Deductions for surrender charges (note 2d)       (46,365)      (35,588)      (48,445)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (504,912)     (456,572)     (331,886)
  Asset charges (note 3):
    MSP contracts ..........................        (5,016)       (5,206)       (4,094)
    LSFP contracts .........................        (4,475)       (1,622)       (1,857)
                                               -----------   -----------   -----------
      Net equity transactions ..............    (1,948,307)    4,478,955       (70,031)
                                               -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......    (5,885,714)    8,211,205     1,736,690
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    27,161,584    19,440,162    11,594,653
                                               -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......    21,275,870    27,651,367    13,331,343
                                               ===========   ===========   ===========

CHANGES IN UNITS:
  Beginning units ..........................     1,120,543       851,973       825,873
                                               -----------   -----------   -----------
  Units purchased ..........................        78,609       244,716        87,193
  Units redeemed ...........................      (173,423)      (44,204)      (91,565)
                                               -----------   -----------   -----------
  Ending units .............................     1,025,729     1,052,485       821,501
                                               ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              ACVPIncGr                                    ACVPInt
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $    19,812          9,787        (12,879)      (57,236)       (69,824)       (62,999)
  Realized gain (loss) on investments ......      (89,540)       284,636         33,056    (4,593,326)     4,241,761      1,034,153
    Change in unrealized gain (loss)
      on investments .......................     (116,468)      (502,325)       285,105    (1,673,603)    (6,567,737)        30,973
  Reinvested capital gains .................           --             --             --     1,789,528        478,387             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations ..........     (186,196)      (207,902)       305,282    (4,534,637)    (1,917,413)     1,002,127
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      241,111        299,161        256,418       804,430        894,573        917,905
  Transfers between funds ..................      (85,385)      (271,086)     2,404,105      (808,094)     2,928,133       (369,129)
  Surrenders ...............................     (100,196)       (51,493)        (5,649)     (221,349)      (335,220)      (124,014)
  Death benefits (note 4) ..................           --        (25,440)            --       (10,896)       (42,512)            --
  Policy loans (net of repayments) (note 5)        12,720        (42,710)       (24,771)      (94,524)       (58,469)      (128,672)
  Deductions for surrender charges (note 2d)       (9,963)        (5,203)        (1,066)      (21,700)       (33,872)       (23,410)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (85,170)       (70,582)       (43,405)     (347,662)      (393,356)      (283,654)
  Asset charges (note 3):
    MSP contracts ..........................       (1,213)        (2,043)           (41)       (4,176)        (7,808)          (647)
    LSFP contracts .........................         (973)        (1,779)           (18)       (3,690)        (7,449)          (293)
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............      (29,069)      (171,175)     2,585,573      (707,661)     2,944,020        (11,914)
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     (215,265)      (379,077)     2,890,855    (5,242,298)     1,026,607        990,213
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    4,560,448      4,823,083      1,545,640    22,457,622     24,752,338     13,761,213
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $ 4,345,183      4,444,006      4,436,495    17,215,324     25,778,945     14,751,426
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      403,910        378,466        142,086     1,027,636        935,555        847,041
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................       23,687         36,615        238,505        52,184        161,919         85,253
  Units redeemed ...........................      (25,973)       (51,785)        (7,192)      (90,622)       (56,930)       (84,554)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................      401,624        363,296        373,399       989,198      1,040,544        847,740
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                              ACVPValue
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................       62,255         24,333         13,534
  Realized gain (loss) on investments ......      239,766       (211,438)        98,101
    Change in unrealized gain (loss)
      on investments .......................       45,947        100,772         (2,153)
  Reinvested capital gains .................           --         89,531        249,026
                                              -----------    -----------    -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations ..........      347,968          3,198        358,508
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      251,215        231,983        267,319
  Transfers between funds ..................    1,604,494       (231,223)       125,952
  Surrenders ...............................     (176,589)        (5,346)       (28,880)
  Death benefits (note 4) ..................       (8,527)            --         (2,056)
  Policy loans (net of repayments) (note 5)       287,559         (9,685)         3,128
  Deductions for surrender charges (note 2d)      (16,541)          (540)        (5,452)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (123,367)       (51,958)       (68,280)
  Asset charges (note 3):
    MSP contracts ..........................       (2,269)        (1,314)          (378)
    LSFP contracts .........................       (2,241)        (1,375)          (172)
                                              -----------    -----------    -----------
      Net equity transactions ..............    1,813,734        (69,458)       291,181
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......    2,161,702        (66,260)       649,689
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    6,626,601      2,939,382      2,713,250
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......    8,788,303      2,873,122      3,362,939
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      435,109        225,895        205,278
                                              -----------    -----------    -----------
  Units purchased ..........................      121,956         31,668         40,154
  Units redeemed ...........................      (16,766)       (26,930)       (19,719)
                                              -----------    -----------    -----------
  Ending units .............................      540,299        230,633        225,713
                                              ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              WPGlPVenCp                                   WPIntEq
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $    (9,135)       (13,087)        (4,873)      (30,518)       (43,734)       (37,101)
  Realized gain (loss) on investments ......   (1,107,458)       776,038        125,238    (3,180,375)       800,693         24,248
  Change in unrealized gain (loss)
    on investments .........................      588,162       (705,531)        29,894     1,767,184     (1,866,958)       607,775
  Reinvested capital gains .................           --             --             --            --             --             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............     (528,431)        57,420        150,259    (1,443,709)    (1,109,999)       594,922
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      100,199        106,519         63,366       545,969        653,750        711,491
  Transfers between funds ..................     (158,742)    (1,344,657)      (131,843)      361,128     (1,233,342)       229,058
  Surrenders ...............................      (61,863)       (17,859)       (19,367)     (263,283)      (110,873)      (157,093)
  Death benefits (note 4) ..................           --             --             --        (5,395)       (12,678)       (46,674)
  Policy loans (net of repayments) (note 5)        20,509        (14,502)        (6,551)      (14,686)      (119,308)       (36,287)
  Deductions for surrender charges (note 2d)       (6,151)        (1,805)        (3,656)      (25,991)       (11,203)       (29,655)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (48,111)       (51,580)       (23,447)     (187,373)      (222,077)      (212,432)
  Asset charges (note 3):
    MSP contracts ..........................         (562)          (931)           (27)       (2,847)        (4,392)           808
    LSFP contracts .........................         (562)          (791)           (12)       (2,664)        (3,417)           367
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............     (155,283)    (1,325,606)      (121,537)      404,858     (1,063,540)       459,583
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     (683,714)    (1,268,186)        28,722    (1,038,851)    (2,173,539)     1,054,505
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    2,780,103      4,433,538      1,100,662     9,192,407     13,668,214      9,289,108
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $ 2,096,389      3,165,352      1,129,384     8,153,556     11,494,675     10,343,613
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      176,075        227,326         91,311       711,440        779,846        805,473
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................       12,193         26,907         14,883        91,876         45,211        134,497
  Units redeemed ...........................      (22,550)      (100,052)       (22,838)      (50,573)      (105,314)       (99,076)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................      165,718        154,181         83,356       752,743        719,743        840,894
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                               WPSmCoGr
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................      (77,229)      (118,332)       (56,071)
  Realized gain (loss) on investments ......   (6,434,395)     9,125,865       (268,127)
  Change in unrealized gain (loss)
    on investments .........................    2,884,716    (10,630,706)     1,157,599
  Reinvested capital gains .................           --             --             --
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............   (3,626,908)    (1,623,173)       833,401
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    1,182,548      1,517,091      1,384,945
  Transfers between funds ..................   (1,856,921)     5,854,105     (1,260,836)
  Surrenders ...............................     (442,111)      (354,653)      (155,832)
  Death benefits (note 4) ..................      (74,603)       (17,059)       (60,498)
  Policy loans (net of repayments) (note 5)        61,916       (267,586)       (53,389)
  Deductions for surrender charges (note 2d)      (43,604)       (35,836)       (29,417)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (483,926)      (549,426)      (368,170)
  Asset charges (note 3):
    MSP contracts ..........................       (5,513)        (9,580)          (198)
    LSFP contracts .........................       (5,193)        (6,555)           (90)
                                              -----------    -----------    -----------
      Net equity transactions ..............   (1,667,407)     6,130,501       (543,485)
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......   (5,294,315)     4,507,328        289,916
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   25,677,975     25,526,305     15,178,630
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   20,383,660     30,033,633     15,468,546
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................    1,272,956      1,024,167      1,015,805
                                              -----------    -----------    -----------
  Units purchased ..........................       69,683        210,242        146,200
  Units redeemed ...........................     (176,032)       (50,016)      (176,022)
                                              -----------    -----------    -----------
  Ending units .............................    1,166,607      1,184,393        985,983
                                              ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                               DrySRGro                                    DryStkIx
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $   (63,068)       (74,001)       (58,214)      134,708        118,288        137,997
  Realized gain (loss) on investments ......       62,333        596,303      1,496,518       454,088      2,928,971      2,426,937
  Change in unrealized gain (loss)
    on investments .........................   (2,760,973)       (50,975)       112,962    (7,875,749)    (4,181,387)     7,018,035
  Reinvested capital gains .................           --             --             --        17,292        121,999        397,987
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............   (2,761,708)       471,327      1,551,266    (7,269,661)    (1,012,129)     9,980,956
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    1,126,362      1,293,957      1,358,931     5,890,958      6,862,909      6,744,152
  Transfers between funds ..................     (398,195)     2,035,132      1,532,743      (121,572)    (3,075,606)     9,736,434
  Surrenders ...............................     (469,360)      (335,954)      (157,096)   (2,671,328)    (1,381,645)    (1,338,550)
  Death benefits (note 4) ..................       (4,747)       (12,138)       (10,178)     (100,377)       (96,711)       (57,388)
  Policy loans (net of repayments) (note 5)      (280,842)      (358,769)      (282,983)      125,462     (1,024,693)      (739,921)
  Deductions for surrender charges (note 2d)      (43,532)       (33,947)       (29,655)     (254,333)      (139,608)      (252,679)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (496,950)      (516,195)      (433,164)   (1,936,376)    (2,087,192)    (1,969,101)
  Asset charges (note 3):
    MSP contracts ..........................       (3,805)        (4,793)        (1,424)      (22,120)       (27,281)        (4,855)
    LSFP contracts .........................       (3,039)        (3,470)          (645)      (19,315)       (29,747)        (2,202)
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............     (574,108)     2,063,823      1,976,529       890,999       (999,574)    12,115,890
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......   (3,335,816)     2,535,150      3,527,795    (6,378,662)    (2,011,703)    22,096,846
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   19,334,340     19,399,304     12,060,375    99,153,528    112,551,441     79,041,506
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $15,998,524     21,934,454     15,588,170    92,774,866    110,539,738    101,138,352
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      629,857        556,165        446,957     3,460,355      3,543,874      2,959,968
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................       41,504         97,580        101,191       298,411        249,991        615,883
  Units redeemed ...........................      (64,464)       (36,932)       (33,768)     (267,204)      (290,637)      (166,509)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................      606,897        616,813        514,380     3,491,562      3,503,228      3,409,342
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                              DryEuroEq
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................         (740)           (16)            --
  Realized gain (loss) on investments ......       24,498             76             --
  Change in unrealized gain (loss)
    on investments .........................       (7,368)           276             --
  Reinvested capital gains .................           --             --             --
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............       16,390            336             --
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................        6,529            127             --
  Transfers between funds ..................      (40,028)        24,265             --
  Surrenders ...............................         (779)            --             --
  Death benefits (note 4) ..................           --             --             --
  Policy loans (net of repayments) (note 5)          (246)            --             --
  Deductions for surrender charges (note 2d)          (78)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................       (3,820)           (84)            --
  Asset charges (note 3):
    MSP contracts ..........................          (46)            --             --
    LSFP contracts .........................          (46)            (2)            --
                                              -----------    -----------    -----------
      Net equity transactions ..............      (38,514)        24,306             --
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      (22,124)        24,642             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................      111,201             --             --
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......       89,077         24,642             --
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................       11,957             --             --
                                              -----------    -----------    -----------
  Units purchased ..........................        5,083          2,532             --
  Units redeemed ...........................       (4,941)            (9)            --
                                              -----------    -----------    -----------
  Ending units .............................       12,099          2,523             --
                                              ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              NSATMidCap                                   DryVApp
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $      (823)           107             --       (24,765)       (29,012)       (28,779)
  Realized gain (loss) on investments ......     (157,847)             5             --        (2,027)       135,059        283,742
  Change in unrealized gain (loss)
    on investments .........................       84,127         (2,927)            --      (443,797)        76,037        208,670
  Reinvested capital gains .................           --             --             --            --             --             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      (74,543)        (2,815)            --      (470,589)       182,084        463,633
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      101,269            369             --       479,090        591,595        599,510
  Transfers between funds ..................      685,013        156,516             --       (94,221)      (477,526)     2,347,390
  Surrenders ...............................      (16,755)            --             --      (153,369)       (83,758)        (8,571)
  Death benefits (note 4) ..................       (2,305)            --             --        (3,207)        (8,995)            --
  Policy loans (net of repayments) (note 5)       (16,803)            --             --       (10,932)       (48,863)       (80,232)
  Deductions for surrender charges (note 2d)         (581)            --             --       (14,909)        (8,463)        (1,618)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (53,649)          (332)            --      (150,847)      (150,855)      (136,974)
  Asset charges (note 3):
    MSP contracts ..........................         (883)            --             --        (1,342)        (1,436)            58
    LSFP contracts .........................         (690)            (2)            --        (1,418)        (2,383)            27
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............      694,616        156,551             --        48,845       (190,684)     2,719,590
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      620,073        153,736             --      (421,744)        (8,600)     3,183,223
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    1,798,789             --             --     7,251,397      7,890,198      4,669,084
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $ 2,418,862        153,736             --     6,829,653      7,881,598      7,852,307
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      171,893             --             --       503,469        540,642        353,868
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................       66,905         15,616             --        45,940         55,457        221,521
  Units redeemed ...........................       (8,319)           (34)            --       (41,780)       (69,099)       (19,538)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................      230,479         15,582             --       507,629        527,000        555,851
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                              DryVGrInc
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................       (3,230)        (1,330)         1,567
  Realized gain (loss) on investments ......       22,272         35,335         (6,826)
  Change in unrealized gain (loss)
    on investments .........................      (67,158)       (68,777)       254,120
  Reinvested capital gains .................       34,985            729             --
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      (13,131)       (34,043)       248,861
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      150,497        177,776        235,133
  Transfers between funds ..................      296,517        267,217         40,844
  Surrenders ...............................     (101,241)       (20,894)       (14,294)
  Death benefits (note 4) ..................           --             --        (18,064)
  Policy loans (net of repayments) (note 5)        (8,953)       (23,096)        (7,391)
  Deductions for surrender charges (note 2d)       (9,683)        (2,111)        (2,698)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (67,894)       (64,718)       (64,163)
  Asset charges (note 3):
    MSP contracts ..........................       (1,837)        (1,959)          (323)
    LSFP contracts .........................       (1,846)        (1,057)          (147)
                                              -----------    -----------    -----------
      Net equity transactions ..............      255,560        331,158        168,897
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      242,429        297,115        417,758
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    3,133,370      2,845,869      2,213,966
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......    3,375,799      3,142,984      2,631,724
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      220,323        191,266        172,937
                                              -----------    -----------    -----------
  Units purchased ..........................       36,810         30,745         47,073
  Units redeemed ...........................      (18,319)        (8,209)       (34,550)
                                              -----------    -----------    -----------
  Ending units .............................      238,814        213,802        185,460
                                              ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                               FidVEqIn                                     FidVGr
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $ 1,024,697      1,079,658        854,057      (454,454)      (532,869)      (344,129)
  Realized gain (loss) on investments ......      192,483      3,142,483      4,968,613    (1,238,978)     2,059,137     12,125,126
  Change in unrealized gain (loss)
    on investments .........................   (6,130,567)   (12,517,632)     1,552,335   (24,164,713)   (12,750,495)    (8,528,396)
  Reinvested capital gains .................    3,782,228      5,255,479      2,726,961    10,107,480     19,550,081     13,551,946
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............   (1,131,159)    (3,040,012)    10,101,966   (15,750,665)     8,325,854     16,804,547
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    3,938,299      4,429,516      5,429,922     6,864,333      7,943,065      8,009,544
  Transfers between funds ..................    1,544,015     (8,803,011)      (325,012)   (3,663,192)     3,321,120     11,610,724
  Surrenders ...............................   (2,123,384)    (1,255,894)    (1,079,731)   (3,234,150)    (2,523,478)    (1,730,082)
  Death benefits (note 4) ..................      (81,304)       (54,888)       (69,516)     (114,991)      (169,499)      (105,907)
  Policy loans (net of repayments) (note 5)      (396,896)      (401,600)      (557,070)     (860,279)    (1,713,602)    (1,649,512)
  Deductions for surrender charges (note 2d)     (203,037)      (126,902)      (203,821)     (308,016)      (254,985)      (326,589)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................   (1,755,103)    (1,505,431)    (1,903,537)   (3,164,802)    (3,432,518)    (3,004,276)
  Asset charges (note 3):
    MSP contracts ..........................      (20,023)       (19,480)        (6,663)      (25,870)       (35,236)       (26,242)
    LSFP contracts .........................      (17,144)        (9,252)        (3,022)      (23,068)       (16,215)       (11,899)
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............      885,423     (7,746,942)     1,281,550    (4,530,035)     3,118,652     12,765,761
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     (245,736)   (10,786,954)    11,383,516   (20,280,700)    11,444,506     29,570,308
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   81,772,283     87,067,928     83,564,278   156,911,792    177,055,951    117,142,759
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $81,526,547     76,280,974     94,947,794   136,631,092    188,500,457    146,713,067
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................    2,276,206      2,594,139      2,614,531     3,462,746      3,435,387      3,041,033
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................      170,115        143,320        199,353       180,579        229,115        518,330
  Units redeemed ...........................     (140,669)      (386,932)      (158,138)     (293,959)      (168,026)      (169,389)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................    2,305,652      2,350,527      2,655,746     3,349,366      3,496,476      3,389,974
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                              FidVHiIn
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................    2,311,048      1,603,110      2,448,286
  Realized gain (loss) on investments ......   (2,186,122)      (482,544)    (2,863,790)
  Change in unrealized gain (loss)
    on investments .........................   (1,691,749)    (2,437,706)     2,388,072
  Reinvested capital gains .................           --             --         96,078
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............   (1,566,823)    (1,317,140)     2,068,646
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    1,385,253      1,463,730      2,053,632
  Transfers between funds ..................      958,129     (1,265,043)    (3,072,703)
  Surrenders ...............................     (570,276)      (405,504)      (318,121)
  Death benefits (note 4) ..................      (29,217)      (150,536)       (28,934)
  Policy loans (net of repayments) (note 5)       (48,423)       (44,688)      (162,528)
  Deductions for surrender charges (note 2d)      (55,333)       (40,974)       (60,052)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (479,235)      (512,558)      (627,914)
  Asset charges (note 3):
    MSP contracts ..........................       (7,753)       (12,110)        (8,999)
    LSFP contracts .........................       (7,030)        (4,027)        (4,080)
                                              -----------    -----------    -----------
      Net equity transactions ..............    1,146,115       (971,710)    (2,229,699)
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     (420,708)    (2,288,850)      (161,053)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   18,222,153     26,005,933     27,354,464
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   17,801,445     23,717,083     27,193,411
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      972,429      1,081,513      1,213,502
                                              -----------    -----------    -----------
  Units purchased ..........................      121,422         71,227        105,747
  Units redeemed ...........................      (77,015)      (108,303)      (185,592)
                                              -----------    -----------    -----------
  Ending units .............................    1,016,836      1,044,437      1,133,657
                                              ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                               FidVOvSe                                     FidVAM
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $ 1,011,629        302,745        233,800     1,059,205        895,320        901,022
  Realized gain (loss) on investments ......     (557,733)       892,019        193,839       (59,778)       433,360        534,853
  Change in unrealized gain (loss)
    on investments .........................   (4,978,165)    (5,522,151)       839,608    (2,625,954)    (4,136,199)    (1,230,877)
  Reinvested capital gains .................    1,740,234      2,677,139        535,780       442,307      2,429,670      1,317,530
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............   (2,784,035)    (1,650,248)     1,803,027    (1,184,220)      (377,849)     1,522,528
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    1,206,648      1,281,240      1,422,825     1,043,479      1,244,248      1,647,919
  Transfers between funds ..................     (611,441)       346,775       (119,455)     (170,180)      (924,372)    (1,004,031)
  Surrenders ...............................     (588,906)      (610,030)      (284,830)     (473,172)      (567,376)      (411,923)
  Death benefits (note 4) ..................      (53,597)        (6,254)          (828)      (13,878)        (2,142)       (38,265)
  Policy loans (net of repayments) (note 5)       (51,702)      (255,163)      (208,962)     (107,810)      (173,537)      (367,797)
  Deductions for surrender charges (note 2d)      (55,241)       (61,641)       (53,767)      (43,551)       (57,331)       (77,759)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (418,909)      (472,176)      (458,244)     (542,540)      (552,527)      (616,347)
  Asset charges (note 3):
    MSP contracts ..........................       (3,141)        (5,527)        (1,813)       (5,253)        (5,718)           118
    LSFP contracts .........................       (3,139)        (4,092)          (822)       (3,170)        (1,465)            53
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............     (579,428)       213,132        294,104      (316,075)    (1,040,220)      (868,032)
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......   (3,363,463)    (1,437,116)     2,097,131    (1,500,295)    (1,418,069)       654,496
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   23,708,747     30,848,846     22,223,409    29,485,536     33,107,722     32,253,287
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $20,345,284     29,411,730     24,320,540    27,985,241     31,689,653     32,907,783
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................    1,146,574      1,202,196      1,218,999     1,150,637      1,229,226      1,312,905
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................       69,807         85,062        107,232        64,031         55,425         78,062
  Units redeemed ...........................     (100,029)       (76,186)       (81,074)      (77,267)       (94,570)      (109,905)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................    1,116,352      1,211,072      1,245,157     1,137,401      1,190,081      1,281,062
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                               FidVCon
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................      241,014        (23,856)        20,839
  Realized gain (loss) on investments ......      162,496        945,114      6,198,992
  Change in unrealized gain (loss)
    on investments .........................   (8,610,832)   (11,000,361)    (2,418,970)
  Reinvested capital gains .................    1,612,865      8,862,945      1,916,516
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............   (6,594,457)    (1,216,158)     5,717,377
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    3,023,444      3,837,418      4,372,871
  Transfers between funds ..................   (2,772,157)    (1,104,072)     5,120,838
  Surrenders ...............................   (1,048,422)    (1,365,620)      (671,985)
  Death benefits (note 4) ..................     (129,991)       (55,531)       (12,543)
  Policy loans (net of repayments) (note 5)      (236,939)      (591,250)      (387,338)
  Deductions for surrender charges (note 2d)      (97,323)      (137,989)      (126,851)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................   (1,241,249)    (1,338,124)    (1,303,533)
  Asset charges (note 3):
    MSP contracts ..........................      (15,375)       (19,921)        (2,685)
    LSFP contracts .........................      (14,864)       (11,340)        (1,217)
                                              -----------    -----------    -----------
      Net equity transactions ..............   (2,532,876)      (786,429)     6,987,557
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......   (9,127,333)    (2,002,587)    12,704,934
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   64,099,278     71,247,015     49,850,235
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   54,971,945     69,244,428     62,555,169
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................    2,697,733      2,777,590      2,397,557
                                              -----------    -----------    -----------
  Units purchased ..........................      153,008        192,889        439,292
  Units redeemed ...........................     (273,054)      (225,458)      (123,789)
                                              -----------    -----------    -----------
  Ending units .............................    2,577,687      2,745,021      2,713,060
                                              ===========    ===========    ===========

                                                                    (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                FidVGrOp                                    NSATEmmMGM
                                               -----------------------------------------    ----------------------------------------
                                                   2001           2000           1999           2001           2000          1999
                                               -----------    -----------    -----------    -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ....................   $       917         56,261         31,822            406             --            --
  Realized gain (loss) on investments ......      (248,411)      (101,481)       279,913        (15,291)            --            --
  Change in unrealized gain (loss)
    on investments .........................      (227,308)      (594,322)       (14,590)          (744)            --            --
  Reinvested capital gains .................            --        391,834        110,237             --             --            --
                                               -----------    -----------    -----------    -----------    -----------   -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      (474,802)      (247,708)       407,382        (15,629)            --            --
                                               -----------    -----------    -----------    -----------    -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................       445,633        508,076        557,107          1,549             --            --
  Transfers between funds ..................        38,366        309,440        217,982        203,323             --            --
  Surrenders ...............................      (215,680)      (111,294)       (36,661)            --             --            --
  Death benefits (note 4) ..................            --         (3,952)            --             --             --            --
  Policy loans (net of repayments) (note 5)         (8,801)         2,280        (68,417)           408             --            --
  Deductions for surrender charges (note 2d)       (21,446)       (11,246)        (6,921)            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (121,205)      (141,512)      (153,039)        (3,861)            --            --
  Asset charges (note 3):
    MSP contracts ..........................        (1,472)        (2,065)        (1,376)           (23)            --            --
    LSFP contracts .........................        (1,306)        (1,619)          (624)           (23)            --            --
                                               -----------    -----------    -----------    -----------    -----------   -----------
      Net equity transactions ..............       114,089        548,108        508,051        201,373             --            --
                                               -----------    -----------    -----------    -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      (360,713)       300,400        915,433        185,744             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................     5,170,670      6,683,909      5,888,280          9,243             --            --
                                               -----------    -----------    -----------    -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   $ 4,809,957      6,984,309      6,803,713        194,987             --            --
                                               ===========    ===========    ===========    ===========    ===========   ===========

CHANGES IN UNITS:
  Beginning units ..........................       446,913        475,926        434,495          1,063             --            --
                                               -----------    -----------    -----------    -----------    -----------   -----------
  Units purchased ..........................        78,247         73,726         89,539         21,456             --            --
  Units redeemed ...........................       (66,988)       (31,675)       (51,292)          (462)            --            --
                                               -----------    -----------    -----------    -----------    -----------   -----------
  Ending units .............................       458,172        517,977        472,742         22,057             --            --
                                               ===========    ===========    ===========    ===========    ===========   ===========

                                                               NSATGTecGM
                                               ----------------------------------------
                                                   2001           2000          1999
                                               -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ....................        (1,637)            --            --
  Realized gain (loss) on investments ......      (139,880)            --            --
  Change in unrealized gain (loss)
    on investments .........................        17,052             --            --
  Reinvested capital gains .................            --             --            --
                                               -----------    -----------   -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      (124,465)            --            --
                                               -----------    -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................        26,793             --            --
  Transfers between funds ..................       181,965             --            --
  Surrenders ...............................        (1,754)            --            --
  Death benefits (note 4) ..................            --             --            --
  Policy loans (net of repayments) (note 5)        (55,418)            --            --
  Deductions for surrender charges (note 2d)          (157)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................       (13,678)            --            --
  Asset charges (note 3):
    MSP contracts ..........................           (51)            --            --
    LSFP contracts .........................           (51)            --            --
                                               -----------    -----------   -----------
      Net equity transactions ..............       137,649             --            --
                                               -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......        13,184             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................       406,177             --            --
                                               -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......       419,361             --            --
                                               ===========    ===========   ===========

CHANGES IN UNITS:
  Beginning units ..........................        67,646             --            --
                                               -----------    -----------   -----------
  Units purchased ..........................        49,837             --            --
  Units redeemed ...........................       (18,523)            --            --
                                               -----------    -----------   -----------
  Ending units .............................        98,960             --            --
                                               ===========    ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                               NSATIntGGM                                JansACapApS
                                               ----------------------------------------   -----------------------------------------
                                                   2001           2000          1999          2001           2000           1999
                                               -----------    -----------   -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................   $       (30)            --            --         8,549           (200)            --
  Realized gain (loss) on investments ......        (2,641)            --            --    (1,005,542)            28             --
  Change in unrealized gain (loss)
    on investments .........................           223             --            --       385,677          2,637             --
  Reinvested capital gains .................            --             --            --            --             --             --
                                               -----------    -----------   -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............        (2,448)            --            --      (611,316)         2,465             --
                                               -----------    -----------   -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................         1,605             --            --       219,751         13,465             --
  Transfers between funds ..................         6,840             --            --       514,485      1,224,503             --
  Surrenders ...............................            --             --            --       (15,857)            --             --
  Death benefits (note 4) ..................            --             --            --            --             --             --
  Policy loans (net of repayments) (note 5)             --             --            --       (87,504)        (4,061)            --
  Deductions for surrender charges (note 2d)            --             --            --        (1,577)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................          (360)            --            --       (79,517)        (9,381)            --
  Asset charges (note 3):
    MSP contracts ..........................            --             --            --        (1,405)          (155)            --
    LSFP contracts .........................            --             --            --        (1,361)           (53)            --
                                               -----------    -----------   -----------   -----------    -----------    -----------
      Net equity transactions ..............         8,085             --            --       547,015      1,224,318             --
                                               -----------    -----------   -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......         5,637             --            --       (64,301)     1,226,783             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................         4,182             --            --     2,952,867             --             --
                                               -----------    -----------   -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   $     9,819             --            --     2,888,566      1,226,783             --
                                               ===========    ===========   ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................           453             --            --       373,970             --             --
                                               -----------    -----------   -----------   -----------    -----------    -----------
  Units purchased ..........................           919             --            --        84,626        132,669             --
  Units redeemed ...........................           (44)            --            --       (33,609)          (912)            --
                                               -----------    -----------   -----------   -----------    -----------    -----------
  Ending units .............................         1,328             --            --       424,987        131,757             --
                                               ===========    ===========   ===========   ===========    ===========    ===========

                                                              JansAGlTchS
                                               -----------------------------------------
                                                   2001           2000           1999
                                               -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................         3,608           (723)            --
  Realized gain (loss) on investments ......    (1,479,527)        15,584             --
  Change in unrealized gain (loss)
    on investments .........................       769,708         28,318             --
  Reinvested capital gains .................            --             --             --
                                               -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      (706,211)        43,179             --
                                               -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................       217,299         17,841             --
  Transfers between funds ..................       337,965      1,229,736             --
  Surrenders ...............................       (97,934)            --             --
  Death benefits (note 4) ..................            --             --             --
  Policy loans (net of repayments) (note 5)        (67,265)          (420)            --
  Deductions for surrender charges (note 2d)        (9,472)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................       (55,499)        (7,479)            --
  Asset charges (note 3):
    MSP contracts ..........................          (892)          (150)            --
    LSFP contracts .........................          (882)           (44)            --
                                               -----------    -----------    -----------
      Net equity transactions ..............       323,320      1,239,484             --
                                               -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      (382,891)     1,282,663             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................     2,452,103             --             --
                                               -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......     2,069,212      1,282,663             --
                                               ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................       363,557             --             --
                                               -----------    -----------    -----------
  Units purchased ..........................       100,786        127,561             --
  Units redeemed ...........................       (48,374)          (452)            --
                                               -----------    -----------    -----------
  Ending units .............................       415,969        127,109             --
                                               ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              JanAIntGrS                                  NSATMSecBd
                                              ------------------------------------------  ------------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              ------------   ------------   ------------  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ....................  $      2,245           (425)            --         9,166          1,880             --
  Realized gain (loss) on investments ......      (451,064)        (3,945)            --        (3,322)            60             --
  Change in unrealized gain (loss)
    on investments .........................        66,142         12,462             --       (11,507)          (928)            --
  Reinvested capital gains .................            --             --             --            --             --             --
                                              ------------   ------------   ------------  ------------   ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      (382,677)         8,092             --        (5,663)         1,012             --
                                              ------------   ------------   ------------  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................       145,130         15,372             --        10,314             94             --
  Transfers between funds ..................       339,003        720,133             --       293,894        135,143             --
  Surrenders ...............................        (6,503)            --             --        (2,843)            --             --
  Death benefits (note 4) ..................            --             --             --          (954)            --             --
  Policy loans (net of repayments) (note 5)        (68,497)            41             --           (40)            --             --
  Deductions for surrender charges (note 2d)          (647)            --             --          (283)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................       (46,695)        (2,455)            --        (3,806)          (112)            --
  Asset charges (note 3):
    MSP contracts ..........................          (812)          (102)            --          (331)           (13)            --
    LSFP contracts .........................          (807)            --             --          (331)            --             --
                                              ------------   ------------   ------------  ------------   ------------   ------------
      Net equity transactions ..............       360,172        732,989             --       295,620        135,112             --
                                              ------------   ------------   ------------  ------------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......       (22,505)       741,081             --       289,957        136,124             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................     2,183,068             --             --        87,088             --             --
                                              ------------   ------------   ------------  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $  2,160,563        741,081             --       377,045        136,124             --
                                              ============   ============   ============  ============   ============   ============

CHANGES IN UNITS:
  Beginning units ..........................       276,083             --             --         8,333             --             --
                                              ------------   ------------   ------------  ------------   ------------   ------------
  Units purchased ..........................        71,281         76,357             --        28,690         13,398             --
  Units redeemed ...........................       (22,528)          (212)            --        (1,090)           (13)            --
                                              ------------   ------------   ------------  ------------   ------------   ------------
  Ending units .............................       324,836         76,145             --        35,933         13,385             --
                                              ============   ============   ============  ============   ============   ============

                                                              NSATCapAp
                                              ------------------------------------------
                                                  2001           2000           1999
                                              ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ....................       (81,646)       (71,848)       (53,504)
  Realized gain (loss) on investments ......    (2,272,073)      (109,051)     1,037,874
  Change in unrealized gain (loss)
    on investments .........................    (3,438,361)        94,663      3,893,623
  Reinvested capital gains .................            --             --             --
                                              ------------   ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............    (5,792,080)       (86,236)     4,877,993
                                              ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................     2,123,811      2,843,926      3,206,546
  Transfers between funds ..................      (567,729)    (5,632,319)       577,528
  Surrenders ...............................      (761,717)      (711,002)      (484,580)
  Death benefits (note 4) ..................       (68,811)       (53,729)        (1,084)
  Policy loans (net of repayments) (note 5)       (466,560)      (381,556)      (406,011)
  Deductions for surrender charges (note 2d)       (70,120)       (71,843)       (91,475)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (753,152)    (1,024,119)    (1,229,348)
  Asset charges (note 3):
    MSP contracts ..........................        (5,076)       (11,072)        (2,826)
    LSFP contracts .........................        (4,549)        (8,000)        (1,281)
                                              ------------   ------------   ------------
      Net equity transactions ..............      (573,903)    (5,049,714)     1,567,469
                                              ------------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......    (6,365,983)    (5,135,950)     6,445,462
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    26,950,799     43,171,073     41,283,344
                                              ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......    20,584,816     38,035,123     47,728,806
                                              ============   ============   ============

CHANGES IN UNITS:
  Beginning units ..........................     1,201,390      1,403,197      1,381,944
                                              ------------   ------------   ------------
  Units purchased ..........................       118,989         99,297        166,474
  Units redeemed ...........................      (160,325)      (269,582)      (109,352)
                                              ------------   ------------   ------------
  Ending units .............................     1,160,054      1,232,912      1,439,066
                                              ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              NSATGvtBd                                    NSATMMkt
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $   311,757        286,352        341,042       981,489      1,280,221        911,500
  Realized gain (loss) on investments ......      464,794       (221,850)      (643,590)           --             --             --
  Change in unrealized gain (loss)
    on investments .........................     (556,157)       332,542        (72,114)           --             --             --
  Reinvested capital gains .................           --             --             --            --             --             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      220,394        397,044       (374,662)      981,489      1,280,221        911,500
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      479,437        372,276        480,582     3,293,067      6,114,635     22,646,556
  Transfers between funds ..................    2,103,692     (2,462,597)       686,697    (6,313,583)    (7,742,197)   (13,212,708)
  Surrenders ...............................     (159,059)      (137,220)      (141,969)   (2,852,081)    (2,341,166)    (1,841,711)
  Death benefits (note 4) ..................      (29,565)        (3,333)        (2,413)      (95,830)       (12,020)        (9,090)
  Policy loans (net of repayments) (note 5)    (1,135,065)       (83,357)      (183,253)     (126,145)       (88,608)    (1,434,449)
  Deductions for surrender charges (note 2d)      (15,547)       (13,865)       (26,800)     (277,177)      (236,563)      (347,661)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (276,335)      (211,364)      (257,303)     (918,292)    (1,075,713)    (1,347,671)
  Asset charges (note 3):
    MSP contracts ..........................       (5,749)        (4,902)        (1,180)      (20,613)       (23,760)       (12,685)
    LSFP contracts .........................       (4,691)        (1,913)          (535)      (17,110)       (14,711)        (5,752)
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............      957,118     (2,546,275)       553,826    (7,327,764)    (5,420,103)     4,434,829
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......    1,177,512     (2,149,231)       179,164    (6,346,275)    (4,139,882)     5,346,329
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   12,999,190     13,361,909     14,057,773    54,591,864     55,937,112     47,514,985
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $14,176,702     11,212,678     14,236,937    48,245,589     51,797,230     52,861,314
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      696,947        791,927        790,689     3,829,526      4,122,003      3,682,600
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................      133,418         31,058         92,820       357,664        555,207      2,231,981
  Units redeemed ...........................      (85,258)      (181,526)       (50,819)     (849,514)      (942,324)    (1,910,092)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................      745,107        641,459        832,690     3,337,676      3,734,886      4,004,489
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                              NSATSmCapG
                                              -----------------------------------------
                                                  2001           2000          1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................       (3,177)           (74)            --
  Realized gain (loss) on investments ......     (196,926)            (6)            --
  Change in unrealized gain (loss)
    on investments .........................      203,265         10,790             --
  Reinvested capital gains .................           --             --             --
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............        3,162         10,710             --
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................       62,097          2,464             --
  Transfers between funds ..................      987,687        164,639             --
  Surrenders ...............................       (3,575)            --             --
  Death benefits (note 4) ..................           --             --             --
  Policy loans (net of repayments) (note 5)       (28,290)            --             --
  Deductions for surrender charges (note 2d)         (356)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (22,380)        (1,854)            --
  Asset charges (note 3):
    MSP contracts ..........................         (279)           (49)            --
    LSFP contracts .........................         (232)            (1)            --
                                              -----------    -----------    -----------
      Net equity transactions ..............      994,672        165,199             --
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      997,834        175,909             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................      760,229             --             --
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......    1,758,063        175,909             --
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................       94,113             --             --
                                              -----------    -----------    -----------
  Units purchased ..........................      146,880         17,336             --
  Units redeemed ...........................      (10,775)           (50)            --
                                              -----------    -----------    -----------
  Ending units .............................      230,218         17,286             --
                                              ===========    ===========    ===========

                                                                    (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              NSATSmCapV                                   NSATSmCo
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $   (47,433)       (19,582)        (7,740)      (73,921)      (102,778)       (69,626)
  Realized gain (loss) on investments ......    1,246,327         11,300        336,733    (3,055,166)     8,122,177       (483,397)
  Change in unrealized gain (loss)
    on investments .........................    1,311,370        354,545         81,911     2,536,986     (6,349,896)     1,749,918
  Reinvested capital gains .................           --             --         39,519            --             --             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............    2,510,264        346,263        450,423      (592,101)     1,669,503      1,196,895
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      336,307        148,244         87,410     1,327,862      1,313,025      1,665,406
  Transfers between funds ..................    4,499,866      3,499,689        525,988      (610,757)     4,138,091     (1,123,943)
  Surrenders ...............................      (69,511)       (39,507)        (4,465)     (418,748)      (279,870)      (237,573)
  Death benefits (note 4) ..................           --             --             --       (51,961)       (81,053)       (22,618)
  Policy loans (net of repayments) (note 5)       (83,251)       (46,649)        (3,030)     (246,762)      (285,259)      (135,113)
  Deductions for surrender charges (note 2d)       (6,693)        (3,992)          (843)      (41,566)       (28,280)       (44,847)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (159,171)          (954)       (20,313)     (654,215)      (558,463)      (445,280)
  Asset charges (note 3):
    MSP contracts ..........................       (2,576)        (1,807)       (18,934)       (9,346)       (11,631)         5,989
    LSFP contracts .........................       (2,222)        (2,823)        (8,586)       (8,509)        (7,790)         2,715
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............    4,512,749      3,552,201        557,227      (714,002)     4,198,770       (335,264)
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......    7,023,013      3,898,464      1,007,650    (1,306,103)     5,868,273        861,631
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    7,299,116      3,023,167        840,622    31,404,476     26,368,753     17,495,277
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $14,322,129      6,921,631      1,848,272    30,098,373     32,237,026     18,356,908
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      610,738        277,593         98,226     1,306,261      1,185,688        118,367
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................      331,749        328,835         80,424        67,272        223,279      1,117,623
  Units redeemed ...........................      (24,797)       (28,484)        (3,608)     (102,154)       (56,260)      (140,255)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................      917,690        577,944        175,042     1,271,379      1,352,707      1,095,735
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                             NSATTotRtn
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................       (9,295)      (106,966)        (8,622)
  Realized gain (loss) on investments ......     (667,747)     3,133,111      1,728,027
  Change in unrealized gain (loss)
    on investments .........................   (6,807,883)      (367,393)     8,405,203
  Reinvested capital gains .................           --             --         46,309
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............   (7,484,925)     2,658,752     10,170,917
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    5,482,378      6,333,894      7,523,389
  Transfers between funds ..................     (780,187)    (7,166,926)    (1,685,456)
  Surrenders ...............................   (2,668,055)    (1,999,612)    (1,265,140)
  Death benefits (note 4) ..................     (136,124)      (218,219)       (47,899)
  Policy loans (net of repayments) (note 5)      (211,408)    (1,254,590)    (1,213,965)
  Deductions for surrender charges (note 2d)     (249,655)      (202,051)      (238,821)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................   (2,783,092)    (2,829,007)    (3,232,868)
  Asset charges (note 3):
    MSP contracts ..........................      (18,160)       (21,576)        (8,187)
    LSFP contracts .........................       (9,872)       (10,180)        (3,712)
                                              -----------    -----------    -----------
      Net equity transactions ..............   (1,374,175)    (7,368,267)      (172,659)
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......   (8,859,100)    (4,709,515)     9,998,258
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   91,072,596    104,030,242     99,115,362
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   82,213,496     99,320,727    109,113,620
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................    2,847,611      3,151,278      3,169,018
                                              -----------    -----------    -----------
  Units purchased ..........................      190,617        195,738        268,033
  Units redeemed ...........................     (237,952)      (421,549)      (262,874)
                                              -----------    -----------    -----------
  Ending units .............................    2,800,276      2,925,467      3,174,177
                                              ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                               NBAMTGro                                   NBAMTGuard
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $  (108,087)      (159,989)       (90,347)        2,429          4,902         (1,637)
  Realized gain (loss) on investments ......  (17,645,247)     6,482,447       (309,875)       51,032         54,204        130,321
  Change in unrealized gain (loss)
    on investments .........................   (1,209,388)    (5,204,353)      (194,817)     (193,667)       (20,877)        37,316
  Reinvested capital gains .................   12,536,350      3,211,533      1,124,154       152,227             --             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............   (6,426,372)     4,329,638        529,115        12,021         38,229        166,000
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    1,477,318      1,414,184      1,505,298       130,629        162,390         89,296
  Transfers between funds ..................    1,084,232      9,034,524       (789,610)      555,588       (253,821)     1,041,284
  Surrenders ...............................     (512,211)      (519,793)      (308,656)     (101,290)       (55,631)       (14,232)
  Death benefits (note 4) ..................      (11,958)       (30,718)        (6,700)           --             --             --
  Policy loans (net of repayments) (note 5)      (285,804)      (401,359)      (195,283)      (10,315)         2,483         (6,580)
  Deductions for surrender charges (note 2d)      (41,505)       (52,523)       (58,265)      (10,072)        (5,621)        (2,687)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (620,279)      (823,679)      (540,342)      (41,546)       (32,385)       (31,645)
  Asset charges (note 3):
    MSP contracts ..........................       (7,098)        (9,899)        24,679          (983)          (693)           (93)
    LSFP contracts .........................       (6,748)        (5,392)        11,190          (889)          (571)           (42)
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............    1,075,947      8,605,345       (357,689)      521,122       (183,849)     1,075,301
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......   (5,350,425)    12,934,983        171,426       533,143       (145,620)     1,241,301
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   33,341,564     31,072,683     24,511,722     1,974,105      2,270,491        858,201
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $27,991,139     44,007,666     24,683,148     2,507,248      2,124,871      2,099,502
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................    1,073,053        862,532      1,004,418       184,487        213,441         92,073
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................      128,332        276,098        224,682        63,220         20,050        106,313
  Units redeemed ...........................      (80,484)       (46,035)      (196,093)      (15,986)       (40,265)        (5,519)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................    1,120,901      1,092,595      1,033,007       231,721        193,226        192,867
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                              NBAMTLMat
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................      239,584        290,396        255,264
  Realized gain (loss) on investments ......        6,396       (126,374)       (42,780)
  Change in unrealized gain (loss)
    on investments .........................      (76,962)       (99,868)      (216,481)
  Reinvested capital gains .................           --             --             --
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      169,018         64,154         (3,997)
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      188,026        137,124        127,955
  Transfers between funds ..................      354,201       (919,572)      (398,625)
  Surrenders ...............................     (394,966)       (71,511)       (50,287)
  Death benefits (note 4) ..................           --             --             --
  Policy loans (net of repayments) (note 5)        47,117          6,299        (77,518)
  Deductions for surrender charges (note 2d)      (37,393)        (7,226)        (9,493)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (75,080)       (70,929)       (84,154)
  Asset charges (note 3):
    MSP contracts ..........................       (2,556)        (3,192)          (359)
    LSFP contracts .........................       (2,409)          (359)          (163)
                                              -----------    -----------    -----------
      Net equity transactions ..............       76,940       (929,366)      (492,644)
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      245,958       (865,212)      (496,641)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    3,885,764      4,928,380      5,019,328
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......    4,131,722      4,063,168      4,522,687
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      252,610        342,163        349,795
                                              -----------    -----------    -----------
  Units purchased ..........................       39,743         16,942         36,849
  Units redeemed ...........................      (33,688)       (82,143)       (71,284)
                                              -----------    -----------    -----------
  Ending units .............................      258,665        276,962        315,360
                                              ===========    ===========    ===========

                                                                    (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              NBAMTPart                                   OppAggGrVA
                                              -----------------------------------------    -----------------------------------------
                                                  2001           2000           1999           2001           2000           1999
                                              -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $     5,454        117,249        255,969         10,620           (298)            --
  Realized gain (loss) on investments ......     (443,844)    (1,168,033)      (414,926)    (1,487,777)        61,198             --
  Change in unrealized gain (loss)
    on investments .........................     (680,805)    (3,967,265)     3,488,844        364,370          1,936             --
  Reinvested capital gains .................      860,887      4,631,886        687,554        315,653             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............     (258,308)      (386,163)     4,017,441       (797,134)        62,836             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    1,521,105      2,085,265      2,997,338        251,130         61,037             --
  Transfers between funds ..................     (389,828)    (3,920,841)    (6,509,486)      (252,842)     1,102,594             --
  Surrenders ...............................     (500,277)      (285,520)      (399,446)       (35,278)            --             --
  Death benefits (note 4) ..................      (72,905)       (98,136)       (77,115)            --             --             --
  Policy loans (net of repayments) (note 5)       (87,014)       (38,114)      (238,490)       (28,141)            --             --
  Deductions for surrender charges (note 2d)      (49,182)       (28,850)       (75,404)        (3,271)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (594,689)      (662,067)      (893,634)       (75,729)        (2,387)            --
  Asset charges (note 3):
    MSP contracts ..........................       (8,502)       (10,233)       (12,166)        (1,114)           (28)            --
    LSFP contracts .........................       (7,689)        (5,978)        (5,517)        (1,034)            --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ..............     (188,981)    (2,964,474)    (5,213,920)      (146,279)     1,161,216             --
                                              -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     (447,289)    (3,350,637)    (1,196,479)      (943,413)     1,224,052             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   24,634,148     30,808,193     34,942,331      2,872,493             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $24,186,859     27,457,556     33,745,852      1,929,080      1,224,052             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................    1,056,621      1,307,010      1,570,249        369,008             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ..........................       71,832         99,893        148,400         46,273        114,903             --
  Units redeemed ...........................      (81,980)      (226,095)      (367,953)       (74,662)          (205)            --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .............................    1,046,473      1,180,808      1,350,696        340,619        114,698             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

                                                               OppBdVA
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................      820,362        846,029        512,415
  Realized gain (loss) on investments ......     (356,065)      (153,403)        39,205
  Change in unrealized gain (loss)
    on investments .........................       72,312       (518,481)      (858,388)
  Reinvested capital gains .................           --             --         54,146
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      536,609        174,145       (252,622)
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      563,182        661,102        803,115
  Transfers between funds ..................     (183,472)    (1,044,608)      (333,920)
  Surrenders ...............................     (186,863)      (170,610)      (259,972)
  Death benefits (note 4) ..................      (22,526)        (4,850)        (1,959)
  Policy loans (net of repayments) (note 5)       (29,069)       (42,318)      (122,645)
  Deductions for surrender charges (note 2d)      (17,599)       (17,239)       (49,075)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (238,430)      (212,583)      (261,138)
  Asset charges (note 3):
    MSP contracts ..........................       (5,211)        (4,993)          (945)
    LSFP contracts .........................       (4,271)          (877)          (428)
                                              -----------    -----------    -----------
      Net equity transactions ..............     (124,259)      (836,976)      (226,967)
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      412,350       (662,831)      (479,589)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   11,466,171     11,733,754     12,362,107
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   11,878,521     11,070,923     11,882,518
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      647,048        692,055        707,690
                                              -----------    -----------    -----------
  Units purchased ..........................       52,255         50,616         65,945
  Units redeemed ...........................      (59,725)       (93,388)       (73,913)
                                              -----------    -----------    -----------
  Ending units .............................      639,578        649,283        699,722
                                              ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              OppCapApVA                                  OppGlSecVA
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $    42,262        (38,946)        (6,783)      110,149        (55,324)       165,521
  Realized gain (loss) on investments ......     (323,726)     1,203,580        340,675       425,496        704,329        927,516
  Change in unrealized gain (loss)
    on investments .........................   (2,460,962)    (1,164,244)       229,785    (8,649,023)    (2,620,386)     1,000,292
  Reinvested capital gains .................    1,656,912      1,008,850        175,824     4,652,673      5,565,874        717,222
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............   (1,085,514)     1,009,240        739,501    (3,460,705)     3,594,493      2,810,551
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    1,031,388      1,071,672        459,478     1,686,945      1,848,648      1,809,125
  Transfers between funds ..................    1,201,874      4,834,077       (590,191)     (173,520)     3,632,319       (798,406)
  Surrenders ...............................     (323,666)      (408,266)       (26,248)     (670,333)      (576,044)      (339,435)
  Death benefits (note 4) ..................       (3,467)        (5,432)        (6,703)      (45,278)       (42,132)       (17,495)
  Policy loans (net of repayments) (note 5)      (181,223)      (113,545)       (14,074)     (509,130)      (354,829)      (192,000)
  Deductions for surrender charges (note 2d)      (30,798)       (41,253)        (4,955)      (65,603)       (58,207)       (64,075)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (420,003)      (334,199)      (145,416)     (717,115)      (705,518)      (544,481)
  Asset charges (note 3):
    MSP contracts ..........................       (4,930)        (4,721)          (340)       (7,501)        (8,371)        (1,651)
    LSFP contracts .........................       (4,822)        (3,444)          (154)       (7,107)        (3,861)          (749)
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............    1,264,353      4,994,889       (328,603)     (508,642)     3,732,005       (149,167)
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      178,839      6,004,129        410,898    (3,969,347)     7,326,498      2,661,384
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   18,099,350     12,287,029      6,027,018    39,444,895     34,770,201     21,130,542
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $18,278,189     18,291,158      6,437,916    35,475,548     42,096,699     23,791,926
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................    1,010,305        679,081        467,763     1,321,836      1,212,506      1,158,329
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................      151,675        297,346         99,563        71,784        179,209        106,786
  Units redeemed ...........................      (85,331)       (48,833)      (133,759)      (91,756)       (58,455)      (114,407)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................    1,076,649        927,594        433,567     1,301,864      1,333,260      1,150,708
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                              OppMGrInVA
                                              ----------------------------------------
                                                  2001           2000          1999
                                              -----------    -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ....................          959            (59)           --
  Realized gain (loss) on investments ......       (6,657)          (102)           --
  Change in unrealized gain (loss)
    on investments .........................      (25,915)           809            --
  Reinvested capital gains .................           --             --            --
                                              -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      (31,613)           648            --
                                              -----------    -----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................       38,218          5,753            --
  Transfers between funds ..................      379,737        176,427            --
  Surrenders ...............................         (871)            --            --
  Death benefits (note 4) ..................       (5,572)            --            --
  Policy loans (net of repayments) (note 5)       (12,411)            --            --
  Deductions for surrender charges (note 2d)          (87)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (12,492)          (329)           --
  Asset charges (note 3):
    MSP contracts ..........................         (524)           (69)           --
    LSFP contracts .........................         (542)            --            --
                                              -----------    -----------    ----------
      Net equity transactions ..............      385,456        181,782            --
                                              -----------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      353,843        182,430            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................      425,939             --            --
                                              -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......      779,782        182,430            --
                                              ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ..........................       47,244             --            --
                                              -----------    -----------    ----------
  Units purchased ..........................       48,814         18,400            --
  Units redeemed ...........................       (3,831)           (40)           --
                                              -----------    -----------    ----------
  Ending units .............................       92,227         18,360            --
                                              ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              OppMltStVA                                   NSATStrGro
                                              -----------------------------------------    -----------------------------------------
                                                  2001           2000           1999           2001           2000           1999
                                              -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $   522,651        621,832        418,892         (3,244)          (259)            --
  Realized gain (loss) on investments ......      (23,488)       304,087        354,045       (178,626)        21,439             --
  Change in unrealized gain (loss)
    on investments .........................     (558,694)    (1,019,763)      (380,000)        73,420          2,741             --
  Reinvested capital gains .................      782,407        993,822        694,901             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      722,876        899,978      1,087,838       (108,450)        23,921             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      743,570        761,907        508,241         62,258          3,404             --
  Transfers between funds ..................      (21,015)         5,882       (962,657)       256,963        423,242             --
  Surrenders ...............................     (421,176)      (150,619)      (283,850)        (6,717)            --             --
  Death benefits (note 4) ..................       (1,981)       (25,446)       (22,347)            --             --             --
  Policy loans (net of repayments) (note 5)       (35,803)      (199,002)      (122,362)       (14,652)            --             --
  Deductions for surrender charges (note 2d)      (37,638)       (15,219)       (53,583)          (668)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (333,537)      (297,487)      (338,623)       (20,036)        (2,368)            --
  Asset charges (note 3):
    MSP contracts ..........................       (4,439)        (4,286)        (1,154)          (463)          (123)            --
    LSFP contracts .........................       (2,791)        (1,190)          (524)          (421)            --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ..............     (114,810)        74,540     (1,276,859)       276,264        424,155             --
                                              -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      608,066        974,518       (189,021)       167,814        448,076             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   15,014,837     14,930,150     14,207,759        820,738             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $15,622,903     15,904,668     14,018,738        988,552        448,076             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      597,489        625,008        661,584        101,174             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ..........................       33,959         43,005         42,629         48,502         44,427             --
  Units redeemed ...........................      (38,954)       (41,302)      (111,663)        (7,736)           (92)            --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .............................      592,494        626,711        592,550        141,940         44,335             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

                                                                StOpp2
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................      (81,244)      (177,895)      (135,574)
  Realized gain (loss) on investments ......      542,923        750,914        808,673
  Change in unrealized gain (loss)
    on investments .........................     (570,923)       974,398      1,598,388
  Reinvested capital gains .................           --             --      3,541,869
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............     (109,244)     1,547,417      5,813,356
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................    1,955,926      1,984,381      2,194,780
  Transfers between funds ..................    1,207,100      1,263,517     (1,114,017)
  Surrenders ...............................     (848,126)      (810,403)      (523,814)
  Death benefits (note 4) ..................      (62,164)       (39,326)       (41,689)
  Policy loans (net of repayments) (note 5)      (394,771)      (305,593)      (368,754)
  Deductions for surrender charges (note 2d)      (84,011)       (81,887)       (98,881)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (915,799)      (829,574)      (776,598)
  Asset charges (note 3):
    MSP contracts ..........................       (5,671)        (5,924)        (2,639)
    LSFP contracts .........................       (5,310)        (2,747)        (1,197)
                                              -----------    -----------    -----------
      Net equity transactions ..............      847,174      1,172,444       (732,809)
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      737,930      2,719,861      5,080,547
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   43,772,522     42,117,945     31,035,784
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   44,510,452     44,837,806     36,116,331
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................    1,075,957      1,086,172      1,071,986
                                              -----------    -----------    -----------
  Units purchased ..........................       82,699         92,250         74,806
  Units redeemed ...........................      (62,721)       (57,271)       (98,863)
                                              -----------    -----------    -----------
  Ending units .............................    1,095,935      1,121,151      1,047,929
                                              ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                               StDisc2                                    StIntStk2
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $    20,228        (29,818)       (29,585)      (11,219)       (31,410)        (1,282)
  Realized gain (loss) on investments ......      (83,856)       602,561       (736,416)     (440,329)     1,284,182        (24,333)
  Change in unrealized gain (loss)
    on investments .........................     (583,325)       166,242       (770,988)      (22,665)    (1,793,295)       240,237
  Reinvested capital gains .................    1,246,478             --      1,035,670        94,952             --             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      599,525        738,985       (501,319)     (379,261)      (540,523)       214,622
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      346,113        507,390        572,779       168,547        285,970        188,897
  Transfers between funds ..................      756,557       (229,429)    (1,402,004)     (503,248)      (732,984)      (115,285)
  Surrenders ...............................     (234,565)      (112,361)       (90,705)      (58,318)       (91,921)       (33,417)
  Death benefits (note 4) ..................         (277)        (4,409)            --          (893)        (1,173)            --
  Policy loans (net of repayments) (note 5)         6,737        (98,242)       (41,555)       (5,177)        15,121        (20,863)
  Deductions for surrender charges (note 2d)      (23,324)       (11,353)       (17,123)       (5,799)        (9,288)        (6,308)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................     (167,559)      (162,218)      (186,922)      (74,546)      (115,628)       (54,022)
  Asset charges (note 3):
    MSP contracts ..........................         (897)          (798)        18,982          (697)        (1,644)          (707)
    LSFP contracts .........................         (868)          (432)         8,608          (705)        (2,623)          (321)
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............      681,917       (111,852)    (1,137,940)     (480,836)      (654,170)       (42,026)
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......    1,281,442        627,133     (1,639,259)     (860,097)    (1,194,693)       172,596
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    6,604,411      6,885,495      8,351,832     3,380,757      7,468,116      1,986,996
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $ 7,885,853      7,512,628      6,712,573     2,520,660      6,273,423      2,159,592
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      325,876        349,019        440,162       339,841        453,067        222,590
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................       55,800         27,720         36,157        21,023         89,848         26,448
  Units redeemed ...........................      (24,833)       (33,621)      (100,643)      (65,684)      (112,344)       (30,497)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................      356,843        343,118        375,676       295,180        430,571        218,541
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                              NSATGFocTU
                                              ----------------------------------------
                                                  2001           2000          1999
                                              -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ....................         (606)            --            --
  Realized gain (loss) on investments ......     (107,085)            --            --
  Change in unrealized gain (loss)
    on investments .........................       33,372             --            --
  Reinvested capital gains .................           --             --            --
                                              -----------    -----------   -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      (74,319)            --            --
                                              -----------    -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................        8,694             --            --
  Transfers between funds ..................      196,833             --            --
  Surrenders ...............................         (393)            --            --
  Death benefits (note 4) ..................           --             --            --
  Policy loans (net of repayments) (note 5)          (111)            --            --
  Deductions for surrender charges (note 2d)          (39)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................       (3,371)            --            --
  Asset charges (note 3):
    MSP contracts ..........................          (20)            --            --
    LSFP contracts .........................          (20)            --            --
                                              -----------    -----------   -----------
      Net equity transactions ..............      201,573             --            --
                                              -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      127,254             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................       49,428             --            --
                                              -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......      176,682             --            --
                                              ===========    ===========   ===========

CHANGES IN UNITS:
  Beginning units ..........................        7,806             --            --
                                              -----------    -----------   -----------
  Units purchased ..........................       31,437             --            --
  Units redeemed ...........................         (824)            --            --
                                              -----------    -----------   -----------
  Ending units .............................       38,419             --            --
                                              ===========    ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                               MSUEmmMkt                                  MSUUSRealE
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $    (3,025)        (3,262)        (1,859)      (29,528)       221,083        373,191
  Realized gain (loss) on investments ......        5,530         18,817         (3,507)       60,407        (59,376)      (868,391)
  Change in unrealized gain (loss)
    on investments .........................       41,881         35,504         52,963       564,092        525,125        983,802
  Reinvested capital gains .................           --             --             --            --             --             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............       44,386         51,059         47,597       594,971        686,832        488,602
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................       35,241         43,907         51,024       386,816        351,094        564,262
  Transfers between funds ..................       52,849        169,982        160,959       840,911         27,347       (972,989)
  Surrenders ...............................       (3,607)        (8,688)          (691)      (57,470)       (61,337)       (90,507)
  Death benefits (note 4) ..................           --         (3,364)            --            --         (2,472)        (2,653)
  Policy loans (net of repayments) (note 5)         5,133          2,881         (6,755)     (111,973)        (5,153)       (82,519)
  Deductions for surrender charges (note 2d)         (359)          (878)          (130)       (5,260)        (6,198)       (17,085)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (18,914)       (14,983)       (10,842)     (189,667)      (128,719)      (167,494)
  Asset charges (note 3):
    MSP contracts ..........................         (478)          (249)          (164)       (2,771)        (2,061)           (47)
    LSFP contracts .........................         (469)          (802)           (74)       (2,620)        (1,320)           (22)
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............       69,396        187,806        193,327       857,966        171,181       (769,054)
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      113,782        238,865        240,924     1,452,937        858,013       (280,452)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    1,064,426        701,398        340,166     7,416,383      5,105,071      6,539,291
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $ 1,178,208        940,263        581,090     8,869,320      5,963,084      6,258,839
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      106,632         77,785         48,664       388,011        339,591        417,073
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................       14,949         24,897         28,359        62,925         43,200         46,675
  Units redeemed ...........................       (8,924)        (4,293)        (3,417)      (20,165)       (34,284)       (94,353)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................      112,657         98,389         73,606       430,771        348,507        369,395
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                                VEWwBd
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................       92,300        113,724        120,619
  Realized gain (loss) on investments ......      (11,214)      (261,491)      (273,281)
  Change in unrealized gain (loss)
    on investments .........................     (275,029)        79,908       (157,901)
  Reinvested capital gains .................           --             --         60,420
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............     (193,943)       (67,859)      (250,143)
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................       72,282         93,357        130,903
  Transfers between funds ..................      (12,697)      (168,092)      (325,382)
  Surrenders ...............................      (52,832)       (15,262)       (41,688)
  Death benefits (note 4) ..................           --             --         (1,088)
  Policy loans (net of repayments) (note 5)        43,239        (19,677)       (73,512)
  Deductions for surrender charges (note 2d)       (5,253)        (1,542)        (7,869)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (45,876)       (43,823)       (60,584)
  Asset charges (note 3):
    MSP contracts ..........................         (627)          (749)          (261)
    LSFP contracts .........................         (608)           (75)          (119)
                                              -----------    -----------    -----------
      Net equity transactions ..............       (2,372)      (155,863)      (379,600)
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     (196,315)      (223,722)      (629,743)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    2,394,922      2,721,035      3,547,221
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......    2,198,607      2,497,313      2,917,478
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      170,727        195,887        233,069
                                              -----------    -----------    -----------
  Units purchased ..........................        8,774          7,865         10,750
  Units redeemed ...........................       (9,635)       (22,837)       (36,523)
                                              -----------    -----------    -----------
  Ending units .............................      169,866        180,915        207,296
                                              ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              VEWwEmgMkt                                  VEWwHrdAst
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ....................  $   (13,906)       (33,728)       (14,530)       27,993         29,237         42,464
  Realized gain (loss) on investments ......     (573,710)     2,341,782      1,386,735        (3,581)       368,783        690,864
  Change in unrealized gain (loss)
    on investments .........................      506,767     (3,194,575)       (37,783)     (182,148)      (217,668)        41,295
  Reinvested capital gains .................           --             --             --            --             --             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ............      (80,849)      (886,521)     1,334,422      (157,736)       180,352        774,623
                                              -----------    -----------    -----------   -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................      261,783        468,794        238,572       169,968        192,230        291,879
  Transfers between funds ..................      556,394     (1,801,530)     1,310,742       (36,356)      (198,627)      (723,551)
  Surrenders ...............................     (143,413)      (102,466)       (48,930)      (83,109)       (44,164)      (240,281)
  Death benefits (note 4) ..................       (3,654)        (6,036)            --           (93)        (1,088)        (1,400)
  Policy loans (net of repayments) (note 5)        64,858       (106,736)       (14,461)          149        (48,255)        91,190
  Deductions for surrender charges (note 2d)      (14,175)       (10,354)        (9,236)       (8,011)        (4,463)       (45,358)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ......................      (93,854)      (156,467)       (65,785)      (96,071)       (87,721)       (99,237)
  Asset charges (note 3):
    MSP contracts ..........................       (1,541)        (3,016)         2,471        (1,042)        (1,165)            25
    LSFP contracts .........................       (1,516)        (2,872)         1,120        (1,026)          (199)            11
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions ..............      624,882     (1,720,683)     1,414,493       (55,591)      (193,452)      (726,722)
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      544,033     (2,607,204)     2,748,915      (213,327)       (13,100)        47,901
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    3,808,102     10,148,983      1,851,575     4,165,570      4,294,443      4,129,585
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......  $ 4,352,135      7,541,779      4,600,490     3,952,243      4,281,343      4,177,486
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..........................      573,188        882,045        320,168       278,673        317,507        361,828
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased ..........................      129,401         65,651        248,723        14,158         14,729         28,615
  Units redeemed ...........................      (39,905)      (196,105)       (21,601)      (18,500)       (27,740)       (79,820)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units .............................      662,684        751,591        547,290       274,331        304,496        310,623
                                              ===========    ===========    ===========   ===========    ===========    ===========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 2001, 2000 AND 1999
                                   (UNAUDITED)

(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            The Nationwide VLISeparate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

      (b)   The Contracts

            Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

            Contract owners may invest in the following:

                  Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                  American Century VP - American Century VP Balanced (ACVPBal)
                  American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                  American Century VP - American Century VP Income & Growth (ACVPIncGr)
                  American Century VP - American Century VP International (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

                  Portfolios of the Credit Suisse Warburg Pincus Trust;
                    Credit Suisse Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPGlPVenCp)
                    Credit Suisse Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
                    Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

                  The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

                  Dreyfus Stock Index Fund (DryStkIx)

                  Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - European Equity Portfolio (DryEuroEq)

                  Fund of the Dreyfus - Nationwide Separate Account Trust (NSAT);
                    Dreyfus NSAT - Mid Cap Index Fund (NSATMidCap)

                  Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio (DryVApp) Dreyfus VIF -
                    Growth and Income Portfolio (DryVGrInc)

                  Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                    Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
                    Fidelity VIP - Growth Portfolio (FidVGr)
                    Fidelity VIP - High Income Portfolio (FidVHiIn)
                    Fidelity VIP - Overseas Portfolio (FidVOvSe)

                  Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                    Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
                    Fidelity VIP-II - Contrafund Portfolio (FidVCon)

                  Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                    Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)

                  Funds of the Gartmore Nationwide Separate Account Trust (NSAT);
                    Gartmore NSAT - Emerging Markets Fund (NSATEmmMGM)
                    Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
                    Gartmore NSAT - International Growth Fund (NSATIntGGM)

                  Portfolios of the Janus Aspen Series;
                    Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JansACapApS)
                    Janus Aspen Series - Global Technology Portfolio - Service Shares (JansAGlTchS)
                    Janus Aspen Series - International Growth Portfolio - Service Shares (JanAIntGrS)

                  Fund of the MAS - Nationwide Separate Account Trust (NSAT);
                    MAS NSAT - Multi Sector Bond Fund (NSATMSecBd)

                  Funds of the Nationwide Separate Account Trust (Nationwide SAT);
                    Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                    Nationwide SAT - Government Bond Fund (NSATGvtBd)
                    Nationwide SAT - Money Market Fund (NSATMMkt)
                    Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                    Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                    Nationwide SAT - Small Company Fund (NSATSmCo)
                    Nationwide SAT - Total Return Fund (NSATTotRtn)

                  Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                    Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
                    Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
                    Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                    Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

                  Funds of the Oppenheimer Variable Account Funds;
                    Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
                    Oppenheimer Bond Fund/VA (OppBdVA)
                    Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
                    Oppenheimer Global Securities Fund/VA (OppGlSecVA)
                    Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
                    Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

                  Fund of the Strong - Nationwide Separate Account Trust (NSAT);
                    Strong NSAT - Mid Cap Growth Fund (NSATStrGro)

                  Strong Opportunity Fund II, Inc. (StOpp2)

                  Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)

                  Fund of the Turner - Nationwide Separate Account Trust (NSAT);
                    Turner NSAT - Growth Focus Fund (NSATGFocTU)

                  Funds of The Universal Institutional Funds, Inc.;
                    The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmmMkt)
                      (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                    The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
                      (formerly Van Kampen American Capital - Morgan Stanley U.S. Real Estate Portfolio)

                  Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWwBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

            At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

            A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

            Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      (c)   Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)    POLICY CHARGES

      (a)   Deductions from Premiums

            For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

            On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

            The Company may at its sole discretion reduce this sales loading.

      (b)   Cost of Insurance

            A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

            For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

      (c)   Administrative Charges

            An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

            For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

                  Contracts issued prior to April 16, 1990:
                    Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

                  Contracts issued on or after April 16, 1990:
                    Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                    Purchase payments totalling $25,000 or more - $50/year

            For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

            For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

            For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

            For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

      (d)   Surrender Charges

            Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

            For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

            For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

            For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

            For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

            The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)   ASSET CHARGES

      For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

      For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

      For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

      For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%. This charge is assessed monthly against each contract by liquidating units.

      The following table provides mortality, expense and administration charges by contract type for the period ended June 30, 2001:

                                            Total            ACVPBal            ACVPCapAp           ACVPIncGr           ACVPInt
                                            -----            -------            ---------           ---------           -------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    5,524              --                 627                  --                  73
Single Premium contracts issued
  on or after April 16, 1990 ..             713,667           3,977              18,844               3,080              14,795
Multiple Payment and Flexible
  Premium contracts ...........           3,168,618          16,185              68,624              13,022              58,576
                                         ----------          ------              ------              ------              ------
    Total .....................          $3,887,809          20,162              88,095              16,102              73,444
                                         ==========          ======              ======              ======              ======

                                        ACVPValue          WPGlPVenCp       WPIntEq          WPSmCoGr        DrySRGro
                                        ---------          ----------       -------          --------        --------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $     5               93               --               --               --
Single Premium contracts issued
  on or after April 16, 1990 ..            6,441            1,128            5,020           10,388            6,118
Multiple Payment and Flexible
  Premium contracts ...........           20,916            7,914           25,498           66,841           59,125
                                         -------            -----           ------           ------           ------
    Total .....................          $27,362            9,135           30,518           77,229           65,243
                                         =======            =====           ======           ======           ======

                                         DryStkIx           DryEuroEq        NSATMidCap          DryVApp          DryVGrInc
                                         --------           ---------        ----------          -------          ---------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    302                --                --                --                --
Single Premium contracts issued
  on or after April 16, 1990 ..            44,163               326             1,313             6,325             1,666
Multiple Payment and Flexible
  Premium contracts ...........           300,860               660             6,914            19,351             8,655
                                         --------               ---             -----            ------            ------
    Total .....................          $345,325               986             8,227            25,676            10,321
                                         ========               ===             =====            ======            ======

                                         FidVEqIn            FidVGr           FidVHiIn          FidVOvSe           FidVAM
                                         --------            ------           --------          --------           ------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    591               670               108               155                85
Single Premium contracts issued
  on or after April 16, 1990 ..            74,190            92,299            15,207            19,731            34,913
Multiple Payment and Flexible
  Premium contracts ...........           246,739           469,011            57,249            69,449            85,282
                                         --------           -------            ------            ------           -------
    Total .....................          $321,520           561,980            72,564            89,335           120,280
                                         ========           =======            ======            ======           =======

                                          FidVCon           FidVGrOp          NSATEmmMGM        NSATGTecGM         NSATIntGGM
                                          -------           --------          ----------        ----------         ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $     --                35                --                --                --
Single Premium contracts issued
  on or after April 16, 1990 ..            33,325             1,711                29               532                18
Multiple Payment and Flexible
  Premium contracts ...........           182,639            14,802               508             1,105                40
                                         --------            ------               ---             -----                --
    Total .....................          $215,964            16,548               537             1,637                58
                                         ========            ======               ===             =====                ==

                                        JansACapApS      JansAGlTchS       JanAIntGrS       NSATMSecBd       NSATCapAp
                                        -----------      -----------       ----------       ----------       ---------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    --               --               --                1                3
Single Premium contracts issued
  on or after April 16, 1990 ..            1,322            2,083            3,419              184            5,514
Multiple Payment and Flexible
  Premium contracts ...........           10,221            6,442            5,857              583           76,129
                                         -------            -----            -----              ---           ------
    Total .....................          $11,543            8,525            9,276              768           81,646
                                         =======            =====            =====              ===           ======

                                         NSATGvtBd       NSATMMkt          NSATSmCapG      NSATSmCapV        NSATSmCo
                                         ---------       --------          ----------      ----------        --------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $   100              584               --              453               48
Single Premium contracts issued
  on or after April 16, 1990 ..           25,770           80,650              340           23,510            9,448
Multiple Payment and Flexible
  Premium contracts ...........           31,741          123,985            2,837           23,470           93,876
                                         -------          -------            -----           ------          -------
    Total .....................          $57,611          205,219            3,177           47,433          103,372
                                         =======          =======            =====           ======          =======

                                        NSATTotRtn          NBAMTGro          NBAMTGuard        NBAMTLMat        NBAMTPart
                                        ----------          --------          ----------        ---------        ---------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    126               316                 1               302                 2
Single Premium contracts issued
  on or after April 16, 1990 ..            21,676            20,166               477             6,506             8,729
Multiple Payment and Flexible
  Premium contracts ...........           298,128            87,605             7,749             9,221            76,435
                                         --------           -------             -----            ------            ------
    Total .....................          $319,930           108,087             8,227            16,029            85,166
                                         ========           =======             =====            ======            ======


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                        OppAggGrVA        OppBdVA         OppCapApVA       OppGlSecVA        OppMGrInVA
                                        ----------        -------         ----------       ----------        ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $     1                2              331               84               --
Single Premium contracts issued
  on or after April 16, 1990 ..            1,425            8,352           10,722           18,209              202
Multiple Payment and Flexible
  Premium contracts ...........            8,184           35,376           57,100          122,514            1,486
                                         -------           ------           ------          -------            -----
    Total .....................          $ 9,610           43,730           68,153          140,807            1,688
                                         =======           ======           ======          =======            =====

                                       OppMltStVA        NSATStrGro         StOpp2           StDisc2         StIntStk2
                                       ----------        ----------         ------           -------         ---------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $   202               --               --               --               --
Single Premium contracts issued
  on or after April 16, 1990 ..           17,450              673           27,597            4,318            2,641
Multiple Payment and Flexible
  Premium contracts ...........           45,673            2,571          152,196           23,683            8,578
                                         -------            -----          -------           ------           ------
    Total .....................          $63,123            3,244          179,995           28,001           11,219
                                         =======            =====          =======           ======           ======

                                        NSATGFocTU      MSUEmmMkt      MSUUSRealE        VEWwBd         VEWwEmgMkt
                                        ----------      ---------      ----------        ------         ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $   --              31             150              41               2
Single Premium contracts issued
  on or after April 16, 1990 ..              27             408           6,799           2,832           1,552
Multiple Payment and Flexible
  Premium contracts ...........             579           2,586          22,579           6,751          12,352
                                         ------           -----          ------           -----          ------
    Total .....................          $  606           3,025          29,528           9,624          13,906
                                         ======           =====          ======           =====          ======

                                         VEWwHrdAst
                                         ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    --
Single Premium contracts issued
  on or after April 16, 1990 ..            5,127
Multiple Payment and Flexible
  Premium contracts ...........           12,166
                                         -------
    Total .....................          $17,293
                                         =======

The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the six month period ended June 30, 2000:

                                             Total               ACVPBal            ACVPCapAp         ACVPIncGr           ACVPInt
                                             -----               -------            ---------         ---------           -------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $   12,431                  --               1,325               --                 594
Single Premium contracts issued
  on or after April 16, 1990 ..             861,250               4,279              26,319            3,766              22,213
Multiple Payment and Flexible
  Premium contracts ...........           3,592,849              17,486              75,066           12,378              79,013
                                         ----------              ------             -------           ------             -------
    Total .....................          $4,466,530              21,765             102,710           16,144             101,820
                                         ==========              ======             =======           ======             =======

                                        ACVPValue        WPGlPVenCp         WPIntEq         WPSmCoGr         DrySRGro
                                        ---------        ----------         -------         --------         --------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    --              470               --               --              304
Single Premium contracts issued
  on or after April 16, 1990 ..            2,271            1,532            7,663           20,770            7,368
Multiple Payment and Flexible
  Premium contracts ...........            8,385           11,085           36,071           97,562           69,562
                                         -------           ------           ------          -------           ------
    Total .....................          $10,656           13,087           43,734          118,332           77,234
                                         =======           ======           ======          =======           ======

                                         DryStkIx           DryEuroEq          NSATMidCap        DryVApp          DryVGrInc
                                         --------           ---------          ----------        -------          ---------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $  1,021                --                --                --                --
Single Premium contracts issued
  on or after April 16, 1990 ..            58,536                --                55             6,807             1,257
Multiple Payment and Flexible
  Premium contracts ...........           344,543                16                 4            22,587             8,571
                                         --------                --                --            ------             -----
    Total .....................          $404,100                16                59            29,394             9,828
                                         ========                ==                ==            ======             =====

                                         FidVEqIn            FidVGr           FidVHiIn          FidVOvSe           FidVAM
                                         --------            ------           --------          --------           ------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $  1,040             1,731               261               379               174
Single Premium contracts issued
  on or after April 16, 1990 ..            75,201           126,130            18,974            31,278            39,135
Multiple Payment and Flexible
  Premium contracts ...........           239,074           601,491            71,048            90,723            96,670
                                         --------           -------            ------           -------           -------
    Total .....................          $315,315           729,352            90,283           122,380           135,979
                                         ========           =======            ======           =======           =======

                                          FidVCon           FidVGrOp         JansACapApS       JansAGlTchS       JanAIntGrS
                                          -------           --------         -----------       -----------       ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $     --                88                --                --                --
Single Premium contracts issued
  on or after April 16, 1990 ..            44,874             2,061               328               163               293
Multiple Payment and Flexible
  Premium contracts ...........           223,140            18,853               366               560               132
                                         --------            ------               ---               ---               ---
    Total .....................          $268,014            21,002               694               723               425
                                         ========            ======               ===               ===               ===

                                        NSATMSecBd       NSATCapAp         NSATGvtBd         NSATMMkt         NSATSmCapG
                                        ----------       ---------         ---------         --------         ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    17                9              170            1,245               --
Single Premium contracts issued
  on or after April 16, 1990 ..                7            9,642           24,389           85,599                2
Multiple Payment and Flexible
  Premium contracts ...........               23          127,026           25,369          126,231               72
                                         -------          -------           ------          -------               --
    Total .....................          $    47          136,677           49,928          213,075               74
                                         =======          =======           ======          =======               ==

                                        NSATSmCapV        NSATSmCo        NSATTotRtn        NBAMTGro         NBAMTGuard
                                        ----------        --------        ----------        --------         ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $   117              100              278            1,178               --
Single Premium contracts issued
  on or after April 16, 1990 ..           11,890           22,325           27,372           38,782              203
Multiple Payment and Flexible
  Premium contracts ...........            7,575           88,628          345,827          120,029            7,320
                                         -------          -------          -------          -------            -----
    Total .....................          $19,582          111,053          373,477          159,989            7,523
                                         =======          =======          =======          =======            =====


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                        NBAMTLMat        NBAMTPart         OppAggGrVA       OppBdVA         OppCapApVA
                                        ---------        ---------         ----------       -------         ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $   545               --               --               --              511
Single Premium contracts issued
  on or after April 16, 1990 ..            5,984           10,662              246            7,534           11,237
Multiple Payment and Flexible
  Premium contracts ...........            9,988           89,889               52           35,164           46,103
                                         -------          -------              ---           ------           ------
    Total .....................          $16,517          100,551              298           42,698           57,851
                                         =======          =======              ===           ======           ======

                                        OppGlSecVA           OppMGrInVA     OppMltStVA           NSATStrGro        StOpp2
                                        ----------           ----------     ----------           ----------        ------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    328                --                --                --                90
Single Premium contracts issued
  on or after April 16, 1990 ..            21,976                 4            19,708               126            29,545
Multiple Payment and Flexible
  Premium contracts ...........           132,599                55            42,720               133           148,260
                                         --------                --            ------               ---           -------
    Total .....................          $154,903                59            62,428               259           177,895
                                         ========                ==            ======               ===           =======

                                         StDisc2          StIntStk2        MSUEmmMkt       MSUUSRealE          VEWwBd
                                         -------          ---------        ---------       ----------          ------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    --               --               64               --               89
Single Premium contracts issued
  on or after April 16, 1990 ..            4,814            7,863            1,571            6,383            3,137
Multiple Payment and Flexible
  Premium contracts ...........           25,004           23,547            1,627           14,187            8,483
                                         -------           ------            -----           ------           ------
    Total .....................          $29,818           31,410            3,262           20,570           11,709
                                         =======           ======            =====           ======           ======

                                        VEWwEmgMkt        VEWwHrdAst
                                        ----------        ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $   302                1
Single Premium contracts issued
  on or after April 16, 1990 ..            3,384            5,592
Multiple Payment and Flexible
  Premium contracts ...........           30,042           12,510
                                         -------           ------
    Total .....................          $33,728           18,103
                                         =======           ======

The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the six month period ended June 30, 1999:

                                            Total              ACVPBal            ACVPCapAp           ACVPIncGr            ACVPInt
                                            -----              -------            ---------           ---------            -------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $   10,469                --                 712                  --                 186
Single Premium contracts issued
  on or after April 16, 1990 ..           1,050,752             5,891              16,606               8,762              18,297
Multiple Payment and Flexible
  Premium contracts ...........           2,943,531            17,736              33,391               4,772              44,516
                                         ----------            ------              ------              ------              ------
    Total .....................          $4,004,752            23,627              50,709              13,534              62,999
                                         ==========            ======              ======              ======              ======

                                        ACVPValue         WPGlPVenCp       WPIntEq          WPSmCoGr         DrySRGro
                                        ---------         ----------       -------          --------         --------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    --               --               20               --              232
Single Premium contracts issued
  on or after April 16, 1990 ..            4,308            2,043           14,798           13,191            6,836
Multiple Payment and Flexible
  Premium contracts ...........            8,443            2,830           22,283           42,880           51,146
                                         -------            -----           ------           ------           ------
    Total .....................          $12,751            4,873           37,101           56,071           58,214
                                         =======            =====           ======           ======           ======

                                         DryStkIx            DryVApp          DryVGrInc         FidVEqIn          FidVGr
                                         --------            -------          ---------         --------          ------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $  2,197                53                --             1,071               908
Single Premium contracts issued
  on or after April 16, 1990 ..            89,558            11,263             1,035           135,118           145,771
Multiple Payment and Flexible
  Premium contracts ...........           286,372            17,870             8,688           243,379           412,988
                                         --------            ------             -----           -------           -------
    Total .....................          $378,127            29,186             9,723           379,568           559,667
                                         ========            ======             =====           =======           =======

                                         FidVHiIn           FidVOvSe           FidVAM           FidVCon           FidVGrOp
                                         --------           --------           ------           -------           --------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    269               490               150                68                91
Single Premium contracts issued
  on or after April 16, 1990 ..            30,969            38,073            51,335            58,558             3,696
Multiple Payment and Flexible
  Premium contracts ...........            90,566            59,821            87,648           181,878            23,355
                                         --------            ------           -------           -------            ------
    Total .....................          $121,804            98,384           139,133           240,504            27,142
                                         ========            ======           =======           =======            ======

                                         NSATCapAp          NSATGvtBd         NSATMMkt          NSATSmCapV         NSATSmCo
                                         ---------          ---------         --------          ----------         --------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    530               212               972               120                88
Single Premium contracts issued
  on or after April 16, 1990 ..            28,567            40,829            99,378             2,917             7,316
Multiple Payment and Flexible
  Premium contracts ...........           148,294            28,440           131,540             4,703            62,222
                                         --------            ------           -------             -----            ------
    Total .....................          $177,391            69,481           231,890             7,740            69,626
                                         ========            ======           =======             =====            ======

                                        NSATTotRtn          NBAMTGro          NBAMTGuard        NBAMTLMat         NBAMTPart
                                        ----------          --------          ----------        ---------         ---------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    878               510                20               467                --
Single Premium contracts issued
  on or after April 16, 1990 ..            38,346            33,408             1,002             8,848            16,290
Multiple Payment and Flexible
  Premium contracts ...........           370,670            56,429             5,184            12,534           123,084
                                         --------            ------             -----            ------           -------
    Total .....................          $409,894            90,347             6,206            21,849           139,374
                                         ========            ======             =====            ======           =======

                                         OppBdVA         OppCapApVA       OppGlSecVA       OppMltStVA         StOpp2
                                         -------         ----------       ----------       ----------         ------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    --               --               --               --               69
Single Premium contracts issued
  on or after April 16, 1990 ..           10,589            5,685           14,368           20,608           31,334
Multiple Payment and Flexible
  Premium contracts ...........           40,810           17,104           76,055           40,900          104,171
                                         -------           ------           ------           ------          -------
    Total .....................          $51,399           22,789           90,423           61,508          135,574
                                         =======           ======           ======           ======          =======


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          StDisc2          StIntStk2        MSUEmmMkt      MSUUSRealE          VEWwBd
                                          -------          ---------        ---------      ----------          ------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    --               --               51               --               88
Single Premium contracts issued
  on or after April 16, 1990 ..            5,971            2,568              419            7,291            5,101
Multiple Payment and Flexible
  Premium contracts ...........           23,614            6,672            1,389           19,735            9,417
                                         -------            -----            -----           ------           ------
    Total .....................          $29,585            9,240            1,859           27,026           14,606
                                         =======            =====            =====           ======           ======

                                        VEWwEmgMkt        VEWwHrdAst
                                        ----------        ----------
Single Premium contracts Issued
  prior to April 16, 1990 .....          $    17               --
Single Premium contracts issued
  on or after April 16, 1990 ..            5,294            8,515
Multiple Payment and Flexible
  Premium contracts ...........            9,219           10,783
                                         -------           ------
    Total .....................          $14,530           19,298
                                         =======           ======

(4)   DEATH BENEFITS

      Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)   POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the expense ratios and total return for each of the five years in the six-month period ended June 30, 2001.

      The following is a summary for 2001:

                                                                           Unit           Contract                         Total
                                                          Units        Fair Value      Owners' Equity      Expenses*      Return**
                                                        ---------      ----------      --------------      ---------      --------
Single Premium contracts issued prior to
April 16, 1990:

  American Century VP Capital Appreciation ............    7,395        34.059179      $   251,868           0.49%        -14.47%
  Dreyfus Stock Index Fund ............................    1,124        28.159457           31,651           0.49%         -7.07%
  Fidelity VIP - Equity-Income Portfolio ..............    3,210        47.433835          152,263           0.52%         -1.15%
  Fidelity VIP - Growth Portfolio .....................    3,378        63.668369          215,072           0.50%         -9.86%
  Fidelity VIP - High Income Portfolio ................    1,791        20.868381           37,375           0.50%         -7.42%
  Fidelity VIP - Overseas Portfolio ...................    2,285        24.560357           56,120           0.50%        -11.67%
  Fidelity VIP II - Asset Manager Portfolio ...........    1,174        28.520109           33,483           0.50%         -3.80%
  Fidelity VIP III - Growth Opportunities Portfolio ...    1,213        10.570275           12,822           0.49%         -8.99%
  Nationwide SAT - Government Bond Fund ...............    1,295        25.944499           33,598           0.50%          2.18%
  Nationwide SAT - Money Market Fund ..................   10,640        18.234356          194,014           0.52%          2.06%
  Nationwide SAT - Small Cap Value Fund ...............   19,957        15.775047          314,823           0.50%         30.71%
  Nationwide SAT - Small Company Fund .................      750        24.775621           18,582           0.49%         -1.59%
  Nationwide SAT - Total Return Fund ..................    1,164        38.286155           44,565           0.50%         -8.12%
  Neuberger Berman AMT - Growth Portfolio .............    3,141        38.862698          122,068           0.49%        -18.96%
  Neuberger Berman AMT -
    Limited Maturity Bond Portfolio ...................    6,022        20.198124          121,633           0.50%          4.40%
  Oppenheimer Bond Fund/VA ............................       47        21.249016              999           0.49%          5.12%
  Oppenheimer Capital Appreciation Fund/VA ............    8,520        17.095272          145,652           0.50%         -5.12%
  Strong Opportunity Fund II, Inc. ....................    3,843        42.703183          164,108           0.49%         -0.21%
  UIF, Inc. - Emerging Markets Debt Portfolio .........    1,247        10.433533           13,011           0.50%          4.51%
  UIF, Inc. - U.S. Real Estate Portfolio ..............    3,060        20.960920           64,140           0.49%          7.81%
  Van Eck WIT - Worldwide Bond Fund ...................    1,088        14.347291           15,610           0.50%         -7.54%
  Van Eck WIT - Worldwide Hard Assets Fund ............        4        12.904508               52           0.48%         -3.65%

Single Premium contracts issued on or after April 16, 1990:

  American Century VP Balanced ........................   30,910        19.063534          589,254           1.31%         -2.27%
  American Century VP Capital Appreciation ............  113,737        22.198223        2,524,759           1.28%        -14.81%
  American Century VP Income & Growth .................   44,804        10.635234          476,501           1.33%         -4.43%
  American Century VP International ...................  113,925        17.011077        1,937,987           1.33%        -20.66%
  American Century VP Value ...........................   87,193        15.877872        1,384,439           1.32%          6.52%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio .............    9,762        12.331142          120,377           1.28%        -20.12%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ....................   72,406        10.744265          777,949           1.29%        -16.48%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio ....................   71,783        17.727257        1,272,516           1.28%        -14.11%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           Unit            Contract                        Total
                                                          Units         Fair Value      Owners' Equity      Expenses*     Return**
                                                        ---------       ----------      --------------      ---------     --------
The Dreyfus Socially Responsible Growth Fund, Inc. ...     33,256        26.549559          882,932           1.30%       -14.67%
Dreyfus Stock Index Fund .............................    244,163        27.003672        6,593,298           1.30%        -7.44%
Dreyfus IP - European Equity Portfolio ...............      3,896         7.333323           28,571           1.33%       -20.92%
Dreyfus NSAT - Mid Cap Index Fund ....................     19,053        10.427656          198,678           1.29%         0.01%
Dreyfus VIF - Appreciation Portfolio .................     75,662        13.165318          996,114           1.33%        -6.86%
Dreyfus VIF - Growth and Income Portfolio ............     20,832        13.744213          286,319           1.29%        -0.81%
Fidelity VIP - Equity-Income Portfolio ...............    302,317        37.631978       11,376,787           1.29%        -1.54%
Fidelity VIP - Growth Portfolio ......................    313,470        42.705157       13,386,786           1.29%       -10.22%
Fidelity VIP - High Income Portfolio .................     98,801        20.822981        2,057,331           1.32%        -7.79%
Fidelity VIP - Overseas Portfolio ....................    162,607        17.157071        2,789,860           1.30%       -12.03%
Fidelity VIP II - Asset Manager Portfolio ............    204,315        27.015782        5,519,729           1.29%        -4.18%
Fidelity VIP II - Contrafund Portfolio ...............    232,338        21.085483        4,898,959           1.29%       -10.52%
Fidelity VIP III - Growth Opportunities Portfolio ....     50,383        10.271304          517,499           1.29%        -9.35%
Gartmore NSAT - Global Technology & Communications
  Fund Class I .......................................     20,117         4.224462           84,984           1.28%       -29.58%
Janus Aspen Series - Capital Appreciation Portfolio ..     20,999         6.751870          141,783           1.29%       -14.16%
Janus Aspen Series - Global Technology Portfolio .....     69,962         4.944600          345,934           1.26%       -26.43%
Janus Aspen Series - International Growth Portfolio ..     75,824         6.616144          501,663           1.29%       -16.08%
MAS NSAT - Multi Sector Bond Fund ....................      2,913        10.414583           30,338           1.26%         0.11%
Nationwide SAT - Capital Appreciation Fund ...........     42,013        17.871929          750,853           1.29%       -21.83%
Nationwide SAT - Government Bond Fund ................    187,491        20.861508        3,911,345           1.30%         1.77%
Nationwide SAT - Money Market Fund ...................    722,364        14.829972       10,712,638           1.31%         1.65%
Nationwide SAT - Small Cap Growth Fund ...............     29,330         7.593588          222,720           1.28%        -5.66%
Nationwide SAT - Small Cap Value Fund ................    282,090        15.381160        4,338,871           1.28%        30.19%
Nationwide SAT - Small Company Fund ..................     77,149        23.930338        1,846,202           1.27%        -1.99%
Nationwide SAT - Total Return Fund ...................     98,370        32.016607        3,149,474           1.30%        -8.49%
Neuberger Berman AMT - Growth Portfolio ..............    117,196        26.588515        3,116,068           1.30%       -19.28%
Neuberger Berman AMT - Guardian Portfolio ............      4,912        10.611623           52,124           1.31%         0.93%
Neuberger Berman AMT - Limited Maturity Bond
  Portfolio ..........................................     59,034        16.794687          991,458           1.30%         3.99%
Neuberger Berman AMT - Partners Portfolio ............     57,864        23.923000        1,384,280           1.29%        -1.28%
Oppenheimer Aggressive Growth Fund/VA ................     15,481         5.626229           87,100           1.31%       -27.47%
Oppenheimer Bond Fund/VA .............................     68,571        20.128041        1,380,200           1.31%         4.70%
Oppenheimer Capital Appreciation Fund/VA .............     96,056        16.611937        1,595,676           1.31%        -5.50%
Oppenheimer Global Securities Fund/VA ................    102,954        26.683323        2,747,155           1.29%        -8.97%
Oppenheimer Main Street Growth & Income Fund/VA ......      5,834         8.388404           48,938           1.29%        -6.56%
Oppenheimer Multiple Strategies Fund/VA ..............     94,582        27.644148        2,614,639           1.30%         4.66%
Strong NSAT - Mid Cap Growth Fund ....................     26,284         6.923187          181,969           1.28%       -14.33%
Strong Opportunity Fund II, Inc. .....................     98,895        40.744102        4,029,388           1.31%        -0.60%

                                                                            Unit            Contract                        Total
                                                            Units        Fair Value      Owners' Equity      Expenses*     Return**
                                                          ---------      ----------      --------------      ---------     --------
  Strong VIF, Inc. - Discovery Fund II ...............      41,683        21.887975          912,356           1.28%         9.02%
  Strong VIF, Inc. - International Stock Fund II .....      29,998         8.428633          252,842           1.33%       -14.53%
  Turner NSAT - Growth Focus Fund ....................       5,597         4.578197           25,624           1.27%       -27.61%
  UIF, Inc. - Emerging Markets Debt Portfolio ........       3,246        10.138402           32,909           1.31%         4.10%
  UIF, Inc. - U.S. Real Estate Portfolio .............      57,251        20.224083        1,157,849           1.30%         7.38%
  Van Eck WIT - Worldwide Bond Fund ..................      29,871        13.590319          405,956           1.26%        -7.91%
  Van Eck WIT - Worldwide Emerging Markets Fund ......      51,579         6.397651          329,984           1.31%        -1.37%
  Van Eck WIT - Worldwide Hard Assets Fund ...........      53,370        13.823463          737,758           1.30%        -4.03%
Multiple Payment contracts and
Flexible Premium contracts:
  American Century VP Balanced .......................     199,859        19.959158        3,989,017           0.80%        -2.03%
  American Century VP Capital Appreciation ...........     786,433        21.528185       16,930,475           0.79%       -14.60%
  American Century VP Income & Growth ................     308,475        10.804620        3,332,955           0.79%        -4.20%
  American Century VP International ..................     749,019        17.608849       13,189,362           0.80%       -20.46%
  American Century VP Value ..........................     377,207        16.240238        6,125,931           0.82%         6.78%
  Credit Suisse Warburg Pincus Trust - Global Post-
     Venture Capital Portfolio .......................     136,614        12.612769        1,723,081           0.82%       -19.92%
  Credit Suisse Warburg Pincus Trust - International
     Equity Portfolio ................................     559,443        11.070894        6,193,534           0.80%       -16.27%
  Credit Suisse Warburg Pincus Trust - Small Company
     Growth Portfolio ................................     919,136        18.266351       16,789,261           0.79%       -13.89%
  The Dreyfus Socially Responsible Growth Fund, Inc. .     495,429        27.595119       13,671,422           0.80%       -14.46%
  Dreyfus Stock Index Fund ...........................   2,637,014        28.068843       74,017,932           0.80%        -7.21%
  Dreyfus IP - European Equity Portfolio .............       8,203         7.376033           60,506           0.82%       -20.72%
  Dreyfus NSAT - Mid Cap Index Fund ..................     183,997        10.488313        1,929,818           0.81%         0.26%
  Dreyfus VIF - Appreciation Portfolio ...............     355,687        13.428340        4,776,286           0.80%        -6.63%
  Dreyfus VIF - Growth and Income Portfolio ..........     169,392        14.057896        2,381,295           0.79%        -0.56%
  Fidelity VIP - Equity-Income Portfolio .............   1,574,413        39.693047       62,493,249           0.80%        -1.30%
  Fidelity VIP - Growth Portfolio ....................   2,555,355        44.431230      113,537,566           0.80%       -10.00%
  Fidelity VIP - High Income Portfolio ...............     671,286        19.935654       13,382,525           0.81%        -7.56%
  Fidelity VIP - Overseas Portfolio ..................     842,797        18.996016       16,009,785           0.80%       -11.81%
  Fidelity VIP II - Asset Manager Portfolio ..........     834,426        25.043415       20,896,877           0.80%        -3.95%
  Fidelity VIP II - Contrafund Portfolio .............   2,025,215        21.726199       44,000,224           0.79%       -10.29%
  Fidelity VIP III - Growth Opportunities Portfolio ..     346,993        10.476643        3,635,322           0.79%        -9.13%
  Gartmore NSAT - Emerging Markets Fund ..............      19,740         8.834628          174,396           0.82%         1.60%
  Gartmore NSAT - Global Technology & Communications
     Fund ............................................      76,277         4.240225          323,432           0.80%       -29.40%
  Gartmore NSAT International Growth Fund ............       1,328         7.394189            9,819           0.79%       -19.91%
  Janus Aspen Series - Capital Appreciation
     Portfolio .......................................     353,225         6.791205        2,398,823           0.82%       -13.94%
  Janus Aspen Series - Global Technology Portfolio ...     293,913         4.973466        1,461,766           0.77%       -26.24%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                          Unit           Contract                         Total
                                                         Units         Fair Value     Owners' Equity     Expenses*       Return**
                                                       ---------       ----------     --------------     ---------       --------
  Janus Aspen Series -
    International Growth Portfolio ..................    219,984         6.654685        1,463,924         0.80%          -15.87%
  MAS NSAT - Multi Sector Bond Fund .................     24,647        10.475151          258,181         0.81%            0.36%
  Nationwide SAT - Capital Appreciation Fund ........    950,361        18.711696       17,782,866         0.80%          -21.64%
  Nationwide SAT - Government Bond Fund .............    401,161        19.952103        8,004,006         0.77%            2.02%
  Nationwide SAT - Money Market Fund ................  1,868,735        14.849147       27,749,121         0.80%            1.91%
  Nationwide SAT - Small Cap Growth Fund ............    186,975         7.637837        1,428,085         0.77%           -5.43%
  Nationwide SAT - Small Cap Value Fund .............    494,959        15.626161        7,734,309         0.81%           30.51%
  Nationwide SAT - Small Company Fund ...............    977,323        24.619785       24,061,482         0.80%           -1.74%
  Nationwide SAT - Total Return Fund ................  2,325,959        31.255650       72,699,360         0.80%           -8.26%
  Neuberger Berman AMT - Growth Portfolio ...........    810,125        26.821840       21,729,043         0.79%          -19.08%
  Neuberger Berman AMT - Guardian Portfolio .........    190,704        10.780683        2,055,919         0.80%            1.18%
  Neuberger Berman AMT - Limited Maturity Bond
     Portfolio ......................................    138,736        16.521105        2,292,072         0.80%            4.25%
  Neuberger Berman AMT - Partners Portfolio .........    776,103        24.763505       19,219,031         0.79%           -1.03%
  Oppenheimer Aggressive Growth Fund/VA .............    287,206         5.659052        1,625,314         0.80%          -27.29%
  Oppenheimer Bond Fund/VA ..........................    458,542        19.539865        8,959,849         0.79%            4.96%
  Oppenheimer Capital Appreciation Fund/VA ..........    850,766        16.943942       14,415,330         0.79%           -5.26%
  Oppenheimer Global Securities Fund/VA .............  1,085,883        27.736138       30,118,201         0.79%           -8.74%
  Oppenheimer Main Street Growth & Income Fund/VA ...     61,871         8.437202          522,018         0.77%           -6.32%
  Oppenheimer Multiple Strategies Fund/VA ...........    416,306        27.886972       11,609,514         0.80%            4.92%
  Strong NSAT - Mid Cap Growth Fund .................     97,151         6.963570          676,518         0.82%          -14.12%
  Strong Opportunity Fund II, Inc. ..................    893,798        42.653716       38,123,806         0.80%           -0.36%
  Strong VIF, Inc. - Discovery Fund II ..............    286,621        22.914443        6,567,761         0.80%            9.30%
  Strong VIF, Inc. - International Stock Fund II ....    212,994         8.671573        1,846,993         0.87%          -14.32%
  Turner NSAT - Growth Focus Fund ...................     24,390         4.595277          112,079         0.79%          -27.43%
  UIF, Inc. - Emerging Markets Debt Portfolio .......     66,847        10.341124          691,273         0.80%            4.36%
  UIF, Inc. - U.S. Real Estate Portfolio ............    310,318        20.838647        6,466,607         0.79%            7.65%
  Van Eck WIT - Worldwide Bond Fund .................    123,779        13.065112        1,617,186         0.76%           -7.68%
  Van Eck WIT - Worldwide Emerging Markets Fund .....    514,834         6.543823        3,368,983         0.80%           -1.12%
  Van Eck WIT - Worldwide Hard Assets Fund ..........    186,647        15.588349        2,909,519         0.78%           -3.79%

Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:

  American Century VP Balanced ......................     48,216        15.444900          744,691         0.00%           -1.64%
  American Century VP Capital Appreciation ..........    118,164        13.276196        1,568,768         0.00%          -14.25%
  American Century VP Income & Growth ...............     48,345        11.081323          535,727         0.00%           -3.81%
  American Century VP International .................    126,254        16.537895        2,087,975         0.00%          -20.15%
  American Century VP Value .........................     75,899        16.837281        1,277,933         0.00%            7.21%
  Credit Suisse Warburg Pincus Trust - Global Post-
     Venture Capital Portfolio ......................     19,342        13.076798          252,931         0.00%          -19.60%

                                                                          Unit          Contract                         Total
                                                          Units        Fair Value    Owners' Equity      Expenses*      Return**
                                                        ---------      ----------    --------------      ---------      --------
Credit Suisse Warburg Pincus Trust -
  International Equity Portfolio ...................      120,894       9.777766        1,182,073           0.00%        -15.94%
Credit Suisse Warburg Pincus Trust -
  Small Company Growth Portfolio ...................      175,688      13.215947        2,321,883           0.00%        -13.55%
The Dreyfus Socially Responsible
  Growth Fund, Inc. ................................       78,212      18.464812        1,444,170           0.00%        -14.12%
Dreyfus Stock Index Fund ...........................      609,261      19.912624       12,131,985           0.00%         -6.83%
Dreyfus NSAT - Mid Cap Index Fund ..................       27,429      10.586100          290,366           0.00%          0.66%
Dreyfus VIF - Appreciation Portfolio ...............       76,280      13.860162        1,057,253           0.00%         -6.26%
Dreyfus VIF - Growth and Income Portfolio ..........       48,590      14.574708          708,185           0.00%         -0.16%
Fidelity VIP - Equity-Income Portfolio .............      425,712      17.627522        7,504,248           0.00%         -0.90%
Fidelity VIP - Growth Portfolio ....................      477,163      19.891877        9,491,668           0.00%         -9.64%
Fidelity VIP - High Income Portfolio ...............      244,958       9.488213        2,324,214           0.00%         -7.19%
Fidelity VIP - Overseas Portfolio ..................      108,663      13.707690        1,489,519           0.00%        -11.45%
Fidelity VIP II - Asset Manager Portfolio ..........       97,486      15.747408        1,535,152           0.00%         -3.56%
Fidelity VIP II - Contrafund Portfolio .............      320,134      18.969439        6,072,762           0.00%         -9.93%
Fidelity VIP III - Growth Opportunities Portfolio ..       59,583      10.813727          644,314           0.00%         -8.76%
Gartmore NSAT - Emerging Markets Fund ..............        2,317       8.887131           20,591           0.00%          2.01%
Gartmore NSAT - Global Technology &
  Communications Fund ..............................        2,566       4.265563           10,945           0.00%        -29.12%
Janus Aspen Series - Capital Appreciation
  Portfolio ........................................       50,763       6.854604          347,960           0.00%        -13.60%
Janus Aspen Series - Global Technology Portfolio ...       52,094       5.020002          261,512           0.00%        -25.95%
Janus Aspen Series - International Growth
  Portfolio ........................................       29,028       6.716810          194,976           0.00%        -15.53%
MAS NSAT - Multi Sector Bond Fund ..................        8,373      10.572779           88,526           0.00%          0.76%
Nationwide SAT - Capital Appreciation Fund .........      167,680      12.232208        2,051,097           0.00%        -21.32%
Nationwide SAT - Government Bond Fund ..............      155,160      14.357776        2,227,753           0.00%          2.43%
Nationwide SAT - Money Market Fund .................      735,937      13.030757        9,589,816           0.00%          2.32%
Nationwide SAT - Small Cap Growth Fund .............       13,913       7.709185          107,258           0.00%         -5.05%
Nationwide SAT - Small Cap Value Fund ..............      120,684      16.026367        1,934,126           0.00%         31.03%
Nationwide SAT - Small Company Fund ................      216,157      19.301282        4,172,107           0.00%         -1.35%
Nationwide SAT - Total Return Fund .................      374,783      16.863350        6,320,097           0.00%         -7.89%
Neuberger Berman AMT - Growth Portfolio ............      190,439      15.878888        3,023,960           0.00%        -18.75%
Neuberger Berman AMT - Guardian Portfolio ..........       36,105      11.056776          399,205           0.00%          1.59%
Neuberger Berman AMT - Limited Maturity Bond
  Portfolio ........................................       54,873      13.240737          726,559           0.00%          4.66%
Neuberger Berman AMT - Partners Portfolio ..........      212,506      16.863278        3,583,548           0.00%         -0.64%
Oppenheimer Aggressive Growth Fund/VA ..............       37,932       5.711965          216,666           0.00%        -27.00%
Oppenheimer Bond Fund/VA ...........................      112,418      13.676394        1,537,473           0.00%          5.38%
Oppenheimer Capital Appreciation Fund/VA ...........      121,307      17.488940        2,121,531           0.00%         -4.88%
Oppenheimer Global Securities Fund/VA ..............      113,027      23.093523        2,610,192           0.00%         -8.38%
Oppenheimer Main Street Growth & Income Fund/VA ....       24,522       8.515881          208,826           0.00%         -5.95%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                       Unit           Contract                      Total
                                                        Units       Fair Value     Owners' Equity    Expenses*     Return**
                                                      ---------     ----------     --------------    ---------     --------
    Oppenheimer Multiple Strategies Fund/VA .......     81,606       17.140288        1,398,750        0.00%         5.34%
    Strong NSAT - Mid Cap Growth Fund .............     18,505        7.028654          130,065        0.00%       -13.77%
    Strong Opportunity Fund II, Inc. ..............     99,399       22.064106        2,193,150        0.00%         0.04%
    Strong VIF, Inc. - Discovery Fund II ..........     28,539       14.216886          405,736        0.00%         9.73%
    Strong VIF, Inc. - International Stock Fund II.     52,188        8.063633          420,825        0.00%       -13.98%
    Turner NSAT - Growth Focus Fund ...............      8,432        4.622739           38,979        0.00%       -27.14%
    UIF, Inc. - Emerging Markets Debt Portfolio ...     41,317       10.673931          441,015        0.00%         4.78%
    UIF, Inc. - U.S. Real Estate Portfolio ........     60,142       19.632270        1,180,724        0.00%         8.08%
    Van Eck WIT - Worldwide Bond Fund .............     15,128       10.566846          159,855        0.00%        -7.31%
    Van Eck WIT - Worldwide Emerging Markets Fund .     96,271        6.784682          653,168        0.00%        -0.72%
    Van Eck WIT - Worldwide Hard Assets Fund ......     34,310        8.887024          304,914        0.00%        -3.41%
                                                       =======        ========     ------------
                                                                                   $992,071,963
                                                                                   ============

The following is a summary for 2000:

  Single Premium contracts issued prior
  to April 16, 1990:

    American Century VP Capital Appreciation ......      6,415       42.980416         $275,719        0.48%        17.10%
    American Century VP International .............      4,913       25.154705          123,585        0.50%        -6.25%
    Credit Suisse Warburg Pincus Trust -
      Global Post-Venture Capital Portfolio .......      4,755       20.585314           97,883        0.50%         4.72%
    The Dreyfus Socially Responsible
      Growth Fund, Inc. ...........................      1,694       37.342400           63,258        0.48%         2.30%
    Dreyfus Stock Index Fund ......................      6,380       33.299785          212,453        0.52%        -0.80%
    Fidelity VIP - Equity-Income Portfolio ........      5,011       43.184959          216,400        0.51%        -2.91%
    Fidelity VIP - Growth Portfolio ...............      4,311       83.609959          360,443        0.47%         4.85%
    Fidelity VIP - High Income Portfolio ..........      1,958       27.734873           54,305        0.52%        -5.08%
    Fidelity VIP - Overseas Portfolio .............      2,412       32.714959           78,908        0.47%        -5.30%
    Fidelity VIP II - Asset Manager Portfolio .....      1,181       30.723922           36,285        0.53%        -0.93%
    Fidelity VIP III - Growth Opportunities
    Portfolio .....................................      1,352       13.527261           18,289        0.47%        -3.89%
    MAS NSAT - Multi Sector Bond Fund .............        352       10.169951            3,580        0.50%         1.70% 05/01/00
    Nationwide SAT - Capital Appreciation Fund ....         56       32.817208            1,838        0.50%         0.51%
    Nationwide SAT - Government Bond Fund .........      1,508       23.531059           35,485        0.47%         3.77%
    Nationwide SAT - Money Market Fund ............     14,924       17.368940          259,214        0.51%         2.56%
    Nationwide SAT - Small Cap Value Fund .........      2,015       12.078102           24,337        0.47%        10.73%
    Nationwide SAT - Small Company Fund ...........        836       24.944101           20,853        0.49%         7.36%
    Nationwide SAT - Total Return Fund ............      1,312       44.113476           57,877        0.52%         3.10%
    Neuberger Berman AMT - Growth Portfolio .......      3,943       62.172211          245,145        0.46%        13.97%
    Neuberger Berman AMT - Limited Maturity Bond
      Portfolio ...................................      6,133       18.512380          113,536        0.49%         1.67%
    Oppenheimer Capital Appreciation Fund/VA ......      5,374       19.809088          106,454        0.51%         9.15%
    Oppenheimer Global Securities Fund/VA .........      2,125       32.151658           68,322        0.47%        10.43%

                                                                    Unit             Contract                       Total
                                                    Units        Fair Value       Owners' Equity     Expenses*     Return**
                                                  ---------      ----------       --------------     ---------     --------
  Strong Opportunity Fund II, Inc. ............        449        41.885259           18,806           0.54%         3.82%
  UIF, Inc. - Emerging Markets Debt
  Portfolio ...................................      1,389         9.569746           13,292           0.53%         6.25%
  Van Eck WIT - Worldwide Bond Fund ...........      1,213        15.241310           18,488           0.49%        -0.44%
  Van Eck WIT - Worldwide Emerging Markets
    Fund ......................................      6,248        10.061576           62,865           0.48%       -12.63%
  Van Eck WIT - Worldwide Hard Assets Fund ....          5        12.525276               63           0.50%         3.67%

Single Premium contracts issued on or after April 16, 1990:

  American Century VP Balanced ................     31,996        20.416546          653,248           1.28%         0.58%
  American Century VP Capital Appreciation ....    142,303        28.237153        4,018,232           1.29%        16.64%
  American Century VP Income & Growth .........     47,586        12.083124          574,988           1.28%        -4.20%
  American Century VP International ...........    139,070        24.386291        3,391,401           1.28%        -6.62%
  American Century VP Value ...................     28,446        12.191012          346,786           1.31%        -4.62%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio .....     11,622        20.124199          233,883           1.32%         4.31%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ............     73,372        15.945187        1,169,930           1.28%        -9.33%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio ............    122,065        25.978527        3,171,069           1.26%         1.74%
  The Dreyfus Socially Responsible
    Growth Fund, Inc. .........................     31,163        36.098124        1,124,926           1.33%         1.89%
  Dreyfus Stock Index Fund ....................    277,642        32.188665        8,936,925           1.26%        -1.19%
  Dreyfus NSAT - Mid Cap Index Fund ...........        857         9.857951            8,448           1.31%        -1.42% 05/01/00
  Dreyfus VIF - Appreciation Portfolio ........     70,600        14.720022        1,039,234           1.26%         2.13%
  Dreyfus VIF - Growth and Income Portfolio ...     13,358        14.365377          191,893           1.26%        -1.53%
  Fidelity VIP - Equity-Income Portfolio ......    332,455        34.534901       11,481,301           1.27%        -3.30%
  Fidelity VIP - Growth Portfolio .............    340,648        56.530281       19,256,927           1.28%         4.43%
  Fidelity VIP - High Income Portfolio ........    103,845        27.896133        2,896,874           1.26%        -5.46%
  Fidelity VIP - Overseas Portfolio ...........    207,291        23.036637        4,775,288           1.24%        -5.68%
  Fidelity VIP II - Asset Manager Portfolio ...    203,672        29.336240        5,974,971           1.27%        -1.33%
  Fidelity VIP II - Contrafund Portfolio ......    269,074        25.064937        6,744,323           1.25%        -1.95%
  Fidelity VIP III - Growth Opportunities
    Portfolio .................................     17,982        13.249937          238,260           1.32%        -4.27%
  Janus Aspen Series - Capital Appreciation
    Portfolio .................................     13,594         9.301931          126,450           1.32%        -6.98% 05/01/00
  Janus Aspen Series - Global Technology
  Portfolio ...................................     13,066        10.081425          131,724           1.33%         0.81% 05/01/00
  Janus Aspen Series - International Growth
    Portfolio .................................     18,723         9.724184          182,066           1.30%        -2.76% 05/01/00
  MAS NSAT - Multi Sector Bond Fund ...........      4,246        10.156626           43,125           1.28%         1.57% 05/01/00
  Nationwide SAT - Capital Appreciation Fund ..     46,646        31.559777        1,472,137           1.31%         0.11%
  Nationwide SAT - Government Bond Fund .......    195,239        19.072199        3,723,637           1.26%         3.36%
  Nationwide SAT - Money Market Fund ..........    914,797        14.240158       13,026,854           1.28%         2.15%
  Nationwide SAT - Small Cap Growth Fund ......         30        10.165270              305           1.26%         1.65% 05/01/00
  Nationwide SAT - Small Cap Value Fund .......    255,813        11.870653        3,036,667           1.26%        10.29%
  Nationwide SAT - Small Company Fund .........     90,057        24.285896        2,187,115           1.26%         6.93%


                                   (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                        Contract
                                                                          Unit           Owners'                    Total
                                                          Units        Fair Value        Equity      Expenses*     Return**
                                                        ---------      ----------       ---------    ---------     --------
  Nationwide SAT - Total Return Fund ...............     110,742       37.184928        4,117,933      1.32%        2.70%
  Neuberger Berman AMT - Growth Portfolio ..........     138,090       42.877597        5,920,967      1.34%       13.52%
  Neuberger Berman AMT - Guardian Portfolio ........       2,851       10.854257           30,945      1.28%        3.07%
  Neuberger Berman AMT -
    Limited Maturity Bond Portfolio ................      58,879       15.516072          913,571      1.32%        1.27%
  Neuberger Berman AMT - Partners Portfolio ........      67,575       24.088791        1,627,800      1.33%       -1.18%
  Oppenheimer Aggressive Growth Fund/VA ............       3,519       10.661721           37,519      1.34%        6.62% 05/01/00
  Oppenheimer Bond Fund/VA .........................      61,865       18.591992        1,150,194      1.27%        1.29%
  Oppenheimer Capital Appreciation Fund/VA .........      88,420       19.403178        1,715,629      1.31%        8.71%
  Oppenheimer Global Securities Fund/VA ............     107,956       31.078774        3,355,140      1.34%        9.99%
  Oppenheimer Main Street
    Growth & Income Fund/VA ........................          62        9.923502              615      1.27%       -0.76% 05/01/00
  Oppenheimer Multiple Strategies Fund/VA ..........     112,906       26.649552        3,008,894      1.34%        6.01%
  Strong NSAT - Mid Cap Growth Fund ................       7,955       10.096335           80,316      1.35%        0.96% 05/01/00
  Strong Opportunity Fund II, Inc. .................     111,976       40.283344        4,510,768      1.31%        3.41%
  Strong VIF, Inc. - Discovery Fund II .............      33,969       21.635577          734,939      1.33%       11.06%
  Strong VIF, Inc. - International Stock Fund II ...      83,030       14.457718        1,200,424      1.29%      -12.48%
  UIF, Inc. - Emerging Markets Debt Portfolio ......      10,926        9.373441          102,414      1.35%        5.83%
  UIF, Inc. - U.S. Real Estate Portfolio ...........      57,612       16.915844          974,556      1.33%       13.54%
  Van Eck WIT - Worldwide Bond Fund ................      32,914       14.552700          478,988      1.26%       -0.84%
  Van Eck WIT -
    Worldwide Emerging Markets Fund ................      52,529        9.836053          516,678      1.34%      -12.98%
  Van Eck WIT - Worldwide Hard Assets Fund .........      63,127       13.524434          853,757      1.24%        3.26%
Multiple Payment contracts and
Flexible Premium contracts:
  American Century VP Balanced .....................     207,595       21.269538        4,415,450      0.78%        0.83%
  American Century VP Capital Appreciation .........     783,810       27.248563       21,357,696      0.79%       16.93%
  American Century VP Income & Growth ..............     255,946       12.214588        3,126,275      0.80%       -3.96%
  American Century VP International ................     747,558       25.117659       18,776,907      0.83%       -6.39%
  American Century VP Value ........................     152,146       12.407385        1,887,734      0.84%       -4.38%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ..........     118,658       20.481233        2,430,262      0.80%        4.57%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio .................     526,717       16.348137        8,610,842      0.78%       -9.11%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio .................     871,755       26.635120       23,219,299      0.84%        2.00%
  The Dreyfus Socially Responsible
    Growth Fund, Inc. ..............................     499,932       37.333022       18,663,972      0.78%        2.14%
  Dreyfus Stock Index Fund .........................   2,632,727       33.292046       87,648,868      0.78%       -0.94%
  Dreyfus IP - European Equity Portfolio ...........       2,248        9.765505           21,953      0.82%       -2.34% 05/01/00
  Dreyfus NSAT - Mid Cap Index Fund ................      13,930        9.866027          137,434      0.83%       -1.34% 05/01/00
  Dreyfus VIF - Appreciation Portfolio .............     389,447       14.939512        5,818,148      0.79%        2.38%
  Dreyfus VIF - Growth and Income Portfolio ........     151,182       14.620238        2,210,317      0.79%       -1.28%

                                                                     Unit          Contract                        Total
                                                    Units         Fair Value    Owners' Equity      Expenses*     Return**
                                                 ---------        ----------    --------------      ---------     --------
Fidelity VIP - Equity-Income Portfolio ......    1,599,715        36.245575       57,982,590           0.78%       -3.06%
Fidelity VIP - Growth Portfolio .............    2,673,456        58.522458      156,457,216           0.78%        4.69%
Fidelity VIP - High Income Portfolio ........      640,788        26.574602       17,028,686           0.80%       -5.22%
Fidelity VIP - Overseas Portfolio ...........      882,638        25.378931       22,400,409           0.79%       -5.44%
Fidelity VIP II - Asset Manager Portfolio ...      888,836        27.059327       24,051,304           0.78%       -1.08%
Fidelity VIP II - Contrafund Portfolio ......    2,148,148        25.698199       55,203,535           0.79%       -1.70%
Fidelity VIP III - Growth Opportunities
Portfolio ...................................      429,757        13.447601        5,779,201           0.71%       -4.03%

Janus Aspen Series -
  Capital Appreciation Portfolio ............       94,611         9.30956           880,787           0.81%       -6.90% 05/01/00

Janus Aspen Series - Global Technology
Portfolio ...................................       92,673        10.089666          935,040           0.77%        0.90% 05/01/00

Janus Aspen Series -
  International Growth Portfolio ............       43,691         9.732155          425,208           0.81%       -2.68% 05/01/00

MAS NSAT - Multi Sector Bond Fund ...........        1,326        10.164955           13,479           0.80%        1.65% 05/01/00
Nationwide SAT - Capital Appreciation Fund ..      975,154        32.877948       32,061,063           0.76%        0.36%
Nationwide SAT - Government Bond Fund .......      325,686        18.150229        5,911,275           0.81%        3.62%
Nationwide SAT - Money Market Fund ..........    2,105,080        14.186996       29,864,762           0.81%        2.41%
Nationwide SAT - Small Cap Growth Fund ......       13,584        10.173586          138,198           0.77%        1.74% 05/01/00
Nationwide SAT - Small Cap Value Fund .......      228,209        11.999870        2,738,478           0.81%       10.57%
Nationwide SAT - Small Company Fund .........    1,019,044        24.861403       25,334,864           0.81%        7.20%
Nationwide SAT - Total Return Fund ..........    2,427,549        36.120724       87,684,827           0.78%        2.95%
Neuberger Berman AMT - Growth Portfolio .....      777,780        43.038224       33,474,270           0.77%       13.80%
Neuberger Berman AMT - Guardian Portfolio ...      164,010        10.972407        1,799,584           0.79%        3.32%
Neuberger Berman AMT -
  Limited Maturity Bond Portfolio ...........      153,168        15.187538        2,326,245           0.81%        1.52%
Neuberger Berman AMT - Partners Portfolio ...      890,741        24.811256       22,100,403           0.78%       -0.94%
Oppenheimer Aggressive Growth Fund/VA .......       96,402        10.670421        1,028,650           0.79%        6.70% 05/01/00
Oppenheimer Bond Fund/VA ....................      472,868        17.959057        8,492,263           0.80%        1.54%
Oppenheimer Capital Appreciation Fund/VA ....      729,049        19.692541       14,356,827           0.77%        8.98%
Oppenheimer Global Securities Fund/VA .......    1,107,837        32.144397       35,610,752           0.79%       10.26%

Oppenheimer Main Street
  Growth & Income Fund/VA ...................       11,659         9.931623          115,793           0.80%       -0.68% 05/01/00

Oppenheimer Multiple Strategies Fund/VA .....      432,518        26.750095       11,569,898           0.76%        6.27%
Strong NSAT - Mid Cap Growth Fund ...........       24,669        10.104589          249,270           0.76%        1.05% 05/01/00
Strong Opportunity Fund II, Inc. ............      909,850        41.961900       38,179,035           0.78%        3.67%
Strong VIF, Inc. - Discovery Fund II ........      287,247        22.537617        6,473,863           0.79%       11.33%
Strong VIF, Inc. - International Stock
  Fund II ...................................      285,882        14.800344        4,231,152           0.83%      -12.26%
UIF, Inc. - Emerging Markets Debt
  Portfolio .................................       61,089         9.513376          581,163           0.79%        6.09%
UIF, Inc. - U.S. Real Estate Portfolio ......      240,991        17.343368        4,179,596           0.78%       13.82%
Van Eck WIT - Worldwide Bond Fund ...........      130,953        13.920782        1,822,968           0.82%       -0.59%

Van Eck WIT -
  Worldwide Emerging Markets Fund ...........      599,413        10.010672        6,000,527           0.84%      -12.76%

Van Eck WIT - Worldwide Hard Assets Fund ....      205,673        15.175472        3,121,185           0.81%        3.51%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                     Unit          Contract                         Total
                                                       Units      Fair Value    Owners' Equity      Expenses*     Return**
                                                     ---------    ----------    --------------      ---------     --------
Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:
  American Century VP Balanced ..................     47,420      16.328246          774,285           0.00%        1.23%
  American Century VP Capital Appreciation ......    119,957      16.670308        1,999,720           0.00%       17.39%
  American Century VP Income & Growth ...........     59,764      12.427941          742,743           0.00%       -3.58%
  American Century VP International .............    149,003      23.402561        3,487,052           0.00%       -6.01%
  American Century VP Value .....................     50,041      12.761585          638,602           0.00%       -4.00%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio .......     19,146      21.065694          403,324           0.00%        4.98%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ..............    119,654      14.323822        1,713,903           0.00%       -8.74%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio ..............    190,573      19.117425        3,643,265           0.00%        2.40%
  The Dreyfus Socially Responsible
    Growth Fund, Inc. ...........................     84,024      24.782180        2,082,298           0.00%        2.55%
  Dreyfus Stock Index Fund ......................    586,479      23.430492       13,741,492           0.00%       -0.55%
  Dreyfus IP - European Equity Portfolio ........        275       9.778327            2,689           0.00%       -2.22% 05/01/00
  Dreyfus NSAT - Mid Cap Index Fund .............        795       9.878967            7,854           0.00%       -1.21% 05/01/00
  Dreyfus VIF - Appreciation Portfolio ..........     66,953      15.297533        1,024,216           0.00%        2.79%
  Dreyfus VIF - Growth and Income Portfolio .....     49,262      15.037439          740,774           0.00%       -0.89%
  Fidelity VIP - Equity-Income Portfolio ........    413,346      15.968906        6,600,683           0.00%       -2.67%
  Fidelity VIP - Growth Portfolio ...............    478,061      25.992229       12,425,871           0.00%        5.11%
  Fidelity VIP - High Income Portfolio ..........    297,846      12.547483        3,737,218           0.00%       -4.85%
  Fidelity VIP - Overseas Portfolio .............    118,731      18.168170        2,157,125           0.00%       -5.07%
  Fidelity VIP II - Asset Manager Portfolio .....     96,392      16.879963        1,627,093           0.00%       -0.69%
  Fidelity VIP II - Contrafund Portfolio ........    327,799      22.259280        7,296,570           0.00%       -1.31%
  Fidelity VIP III - Growth Opportunities
    Portfolio ...................................     68,886      13.769984          948,559           0.00%       -3.65%
  Janus Aspen Series -
    Capital Appreciation Portfolio ..............     23,552       9.321768          219,546           0.00%       -6.78% 05/01/00
  Janus Aspen Series - Global Technology
    Portfolio ...................................     21,370      10.102880          215,899           0.00%        1.03% 05/01/00
  Janus Aspen Series -
    International Growth Portfolio ..............     13,731       9.744920          133,807           0.00%       -2.55% 05/01/00
  MAS NSAT - Multi Sector Bond Fund .............      7,461      10.178281           75,940           0.00%        1.78% 05/01/00
  Nationwide SAT - Capital Appreciation Fund ....    211,056      21.321758        4,500,085           0.00%        0.76%
  Nationwide SAT - Government Bond Fund .........    119,026      12.957514        1,542,281           0.00%        4.03%
  Nationwide SAT - Money Market Fund ............    700,085      12.350501        8,646,400           0.00%        2.82%
  Nationwide SAT - Small Cap Growth Fund ........      3,672      10.186918           37,406           0.00%        1.87% 05/01/00
  Nationwide SAT - Small Cap Value Fund .........     91,907      12.209617        1,122,149           0.00%       11.01%
  Nationwide SAT - Small Company Fund ...........    242,770      19.335974        4,694,194           0.00%        7.62%
  Nationwide SAT - Total Return Fund ............    385,864      19.333470        7,460,090           0.00%        3.36%
  Neuberger Berman AMT - Growth Portfolio .......    172,782      25.276267        4,367,284           0.00%       14.26%
  Neuberger Berman AMT - Guardian Portfolio .....     26,365      11.164108          294,342           0.00%        3.73%

                                                                Unit              Contract                       Total
                                                  Units      Fair Value        Owners' Equity    Expenses*      Return**
                                                ---------    ----------        --------------    ---------      --------
Neuberger Berman AMT -
  Limited Maturity Bond Portfolio ...........     58,782      12.075395             709,816        0.00%          1.93%
Neuberger Berman AMT - Partners Portfolio ...    222,492      16.761738           3,729,353        0.00%         -0.54%
Oppenheimer Aggressive Growth Fund/VA .......     14,777      10.684355             157,883        0.00%          6.84% 05/01/00
Oppenheimer Bond Fund/VA ....................    114,550      12.470236           1,428,466        0.00%          1.95%
Oppenheimer Capital Appreciation Fund/VA ....    104,751      20.164467           2,112,248        0.00%          9.42%
Oppenheimer Global Securities Fund/VA .......    115,342      26.551339           3,062,485        0.00%         10.70%
Oppenheimer Main Street
  Growth & Income Fund/VA ...................      6,639       9.944637              66,022        0.00%         -0.55% 05/01/00
Oppenheimer Multiple Strategies Fund/VA .....     81,287      16.311041           1,325,876        0.00%          6.69%
Strong NSAT - Mid Cap Growth Fund ...........     11,711      10.117813             118,490        0.00%          1.18% 05/01/00
Strong Opportunity Fund II, Inc. ............     98,876      21.534013           2,129,197        0.00%          4.08%
Strong VIF, Inc. - Discovery Fund II ........     21,902      13.872055             303,826        0.00%         11.78%
Strong VIF, Inc. - International Stock
Fund II .....................................     61,659      13.653266             841,847        0.00%        -11.91%
UIF, Inc. - Emerging Markets Debt
Portfolio ...................................     24,985       9.741623             243,394        0.00%          6.51%
UIF, Inc. - U.S. Real Estate Portfolio ......     49,904      16.209760             808,932        0.00%         14.28%
Van Eck WIT - Worldwide Bond Fund ...........     15,835      11.169513             176,869        0.00%         -0.20%
Van Eck WIT -
  Worldwide Emerging Markets Fund ...........     93,401      10.296557             961,709        0.00%        -12.41%
Van Eck WIT - Worldwide Hard Assets Fund ....     35,691       8.583053             306,338        0.00%          3.92%
                                                 =======      =========      --------------
                                                                             $1,170,595,750
                                                                             ==============

The following is a summary for 1999:

Single Premium contracts issued prior
to April 16, 1990:
  American Century VP Capital Appreciation ...     6,408      25.808976     $      165,384         0.49%         15.53%
  American Century VP International ..........     2,471      17.499558             43,241         0.49%          6.85%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ...........       373      12.508445              4,666         0.51%          6.41%
  The Dreyfus Socially Responsible
    Growth Fund, Inc. ........................     1,707      31.543164             53,844         0.51%         12.24%
  Dreyfus Stock Index Fund ...................    16,400      31.108111            510,173         0.50%         11.61%
  Dreyfus VIF - Appreciation Portfolio .......       871      14.090891             12,273         0.46%          7.01%
  Fidelity VIP - Equity-Income Portfolio .....     5,292      46.987954            248,660         0.49%         12.17%
  Fidelity VIP - Growth Portfolio ............     3,186      66.167130            210,808         0.51%         13.88%
  Fidelity VIP - High Income Portfolio .......     2,147      29.071395             62,416         0.52%          7.46%
  Fidelity VIP - Overseas Portfolio ..........     4,362      26.100226            113,849         0.49%          7.61%
  Fidelity VIP II - Asset Manager Portfolio ..     1,189      29.288050             34,823         0.48%          4.77%
  Fidelity VIP II - Contrafund Portfolio .....       680      23.362825             15,887         0.49%         10.73%
  Fidelity VIP III - Growth Opportunities
  Portfolio ..................................     1,480      14.324962             21,201         0.51%          5.98%
  Nationwide SAT - Capital Appreciation Fund .     3,526      34.932181            123,171         0.48%         11.40%
  Nationwide SAT - Government Bond Fund ......     2,177      22.639946             49,287         0.51%         -2.64%
  Nationwide SAT - Money Market Fund .........    13,690      16.464706            225,402         0.52%          1.81%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                             Unit           Contract                      Total
                                                            Units         Fair Value     Owners' Equity     Expenses*    Return**
                                                          ---------       ----------     --------------     ---------    --------
  Nationwide SAT - Small Cap Value Fund ............        2,649         10.522940           27,875           0.47%      23.09%
  Nationwide SAT - Small Company Fund ..............        1,185         17.304978           20,506           0.55%       7.11%
  Nationwide SAT - Total Return Fund ...............        4,620         44.160435          204,021           0.49%      10.23%
  Neuberger Berman AMT - Growth Portfolio ..........        3,178         37.242929          118,358           0.48%       2.54%
  Neuberger Berman AMT - Guardian Portfolio ........          430         10.858910            4,669           0.54%      16.70%
  Neuberger Berman AMT -
    Limited Maturity Bond Portfolio ................        6,045         17.941662          108,457           0.50%      -0.14%
  Strong Opportunity Fund II, Inc. .................          451         35.677181           16,090           0.51%      19.14%
  UIF, Inc. - Emerging Markets Debt Portfolio ......        1,520          7.837393           11,913           0.50%      12.42%
  Van Eck WIT - Worldwide Bond Fund ................        1,327         15.386983           20,419           0.50%      -7.48%
  Van Eck WIT -
    Worldwide Emerging Markets Fund ................          465          8.362842            3,889           0.46%      45.24%
  Van Eck WIT - Worldwide Hard Assets Fund .........            7         11.767408               82           0.49%      17.69%

Single Premium contracts issued on or after April 16, 1990:

  American Century VP Balanced .....................       37,211         19.330632          719,312           1.33%       3.46%
  American Century VP Capital Appreciation .........      117,946         17.192298        2,027,763           1.28%      15.33%
  American Century VP Income & Growth ..............       90,616         11.806665        1,069,873           1.33%       9.05%
  American Century VP International ................      129,891         17.201371        2,234,303           1.30%       6.66%
  American Century VP Value ........................       35,828         14.681670          526,015           1.28%      12.42%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ..........       18,635         13.390123          249,525           1.34%      12.01%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio .................      146,495         12.334941        1,807,007           1.23%       6.23%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio .................       99,269         16.225912        1,610,730           1.31%       6.06%
  The Dreyfus Socially Responsible
    Growth Fund, Inc. ..............................       27,001         30.917208          834,796           1.34%      12.05%
  Dreyfus Stock Index Fund .........................      358,680         30.489368       10,935,927           1.34%      11.42%
  Dreyfus VIF - Appreciation Portfolio .............       98,278         13.994585        1,375,360           1.34%       6.82%
  Dreyfus VIF - Growth and Income Portfolio ........        9,057         13.955563          126,396           1.26%      10.37%
  Fidelity VIP - Equity-Income Portfolio ...........      433,048         38.100394       16,499,299           1.33%      11.98%
  Fidelity VIP - Growth Portfolio ..................      392,416         45.360460       17,800,170           1.30%      13.68%
  Fidelity VIP - High Income Portfolio .............      127,548         29.648402        3,781,594           1.32%       7.27%
  Fidelity VIP - Overseas Portfolio ................      249,480         18.635018        4,649,064           1.32%       7.42%
  Fidelity VIP II - Asset Manager Portfolio ........      221,072         28.355264        6,268,555           1.33%       4.58%
  Fidelity VIP II - Contrafund Portfolio ...........      310,369         23.038947        7,150,575           1.35%      10.54%
  Fidelity VIP III - Growth Opportunities Portfolio        31,721         14.227045          451,296           1.26%       5.80%
  Nationwide SAT - Capital Appreciation Fund .......      102,409         34.062359        3,488,292           1.29%      11.21%
  Nationwide SAT - Government Bond Fund ............      267,958         18.605935        4,985,609           1.28%      -2.80%
  Nationwide SAT - Money Market Fund ...............      886,332         13.691097       12,134,857           1.34%       1.64%
  Nationwide SAT - Small Cap Value Fund ............       33,987         10.480137          356,188           1.25%      22.87%
  Nationwide SAT - Small Company Fund ..............       52,294         17.083318          893,355           1.34%       6.93%

                                                                           Unit           Contract                          Total
                                                           Units        Fair Value     Owners' Equity       Expenses*      Return**
                                                         ---------      ----------     --------------       ---------      --------
  Nationwide SAT - Total Return Fund ...............      124,060        37.743760        4,682,491           1.33%         10.04%
  Neuberger Berman AMT - Growth Portfolio ..........      156,644        26.043027        4,079,484           1.31%          2.36%
  Neuberger Berman AMT - Guardian Portfolio ........       11,315        10.814767          122,369           1.32%         16.50%
  Neuberger Berman AMT -
    Limited Maturity Bond Portfolio ................       70,857        15.247492        1,080,392           1.27%         -0.32%
  Neuberger Berman AMT - Partners Portfolio ........       76,840        25.887457        1,989,192           1.28%         12.55%
  Oppenheimer Bond Fund/VA .........................       70,103        18.443963        1,292,977           1.34%         -2.32%
  Oppenheimer Capital Appreciation Fund/VA .........       47,258        14.688618          694,155           1.25%         15.08%
  Oppenheimer Global Securities Fund/VA ............       85,908        20.422626        1,754,467           1.28%         13.07%
  Oppenheimer Multiple Strategies Fund/VA ..........      102,500        24.551015        2,516,479           1.26%          7.77%
  Strong Opportunity Fund II, Inc.                        109,977        34.791123        3,826,223           1.31%         18.93%
  Strong VIF, Inc. - Discovery Fund II .............       41,321        17.645494          729,129           1.34%         -6.05%
  Strong VIF, Inc. - International Stock
  Fund II ..........................................       31,725         9.883060          313,540           1.34%         10.55%
  UIF, Inc. - Emerging Markets Debt Portfolio ......        6,578         7.783728           51,201           1.28%         12.23%
  UIF, Inc. - U.S. Real Estate Portfolio ...........       52,871        16.839423          890,317           1.34%          7.80%
  Van Eck WIT - Worldwide Bond Fund ................       41,814        14.896779          622,894           1.29%         -7.64%
  Van Eck WIT -
    Worldwide Emerging Markets Fund ................       77,991         8.289473          646,504           1.31%         44.99%
  Van Eck WIT - Worldwide Hard Assets Fund .........       80,704        12.883474        1,039,748           1.36%         17.48%

Multiple Payment contracts and
Flexible Premium contracts:

  American Century VP Balanced .....................      222,079        20.037687        4,449,949           0.83%          3.71%
  American Century VP Capital Appreciation .........      640,120        16.507627       10,566,862           0.76%         15.62%
  American Century VP Income & Growth ..............      206,901        11.875525        2,457,058           0.80%          9.32%
  American Century VP International ................      612,387        17.628910       10,795,715           0.81%          6.92%
  American Century VP Value ........................      144,236        14.867552        2,144,436           0.79%         12.70%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ..........       56,513        13.559677          766,298           0.76%         12.29%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio .................      571,690        12.583549        7,193,889           0.76%          6.49%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio .................      714,703        16.552974       11,830,460           0.77%          6.32%
  The Dreyfus Socially Responsible
    Growth Fund, Inc. ..............................      416,431        31.815264       13,248,862           0.84%         12.33%
  Dreyfus Stock Index Fund .........................    2,452,036        31.377050       76,937,656           0.83%         11.70%
  Dreyfus VIF - Appreciation Portfolio .............      410,137        14.132362        5,796,205           0.77%          7.09%
  Dreyfus VIF - Growth and Income Portfolio ........      133,383        14.132230        1,884,999           0.83%         10.65%
  Fidelity VIP - Equity-Income Portfolio ...........    1,769,777        39.787906       70,415,721           0.76%         12.25%
  Fidelity VIP - Growth Portfolio ..................    2,565,538        46.724607      119,873,755           0.76%         13.97%
  Fidelity VIP - High Income Portfolio .............      678,337        28.102779       19,063,155           0.84%          7.54%
  Fidelity VIP - Overseas Portfolio ................      874,384        20.427325       17,861,326           0.76%          7.69%
  Fidelity VIP II - Asset Manager Portfolio ........      963,059        26.023875       25,062,527           0.74%          4.84%
  Fidelity VIP II - Contrafund Portfolio ...........    2,079,761        23.503049       48,880,725           0.83%         10.81%
  Fidelity VIP III - Growth Opportunities
  Portfolio ........................................      367,838        14.367127        5,284,775           0.85%          6.06%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                             Unit           Contract                        Total
                                                            Units         Fair Value     Owners' Equity      Expenses*     Return**
                                                          ---------       ----------     --------------      ---------     --------
  Nationwide SAT - Capital Appreciation Fund .......      1,098,675        35.307745       38,791,737           0.82%       11.49%
  Nationwide SAT - Government Bond Fund ............        424,621        17.618074        7,481,004           0.77%       -2.56%
  Nationwide SAT - Money Market Fund ...............      2,224,003        13.571142       30,182,261           0.84%        1.89%
  Nationwide SAT - Small Cap Value Fund ............         85,419        10.541317          900,429           0.82%       23.18%
  Nationwide SAT - Small Company Fund ..............        867,898        17.400870       15,102,180           0.84%        7.19%
  Nationwide SAT - Total Return Fund ...............      2,643,756        36.480415       96,445,316           0.81%       10.31%
  Neuberger Berman AMT - Growth Portfolio ..........        668,108        26.010144       17,377,585           0.79%        2.61%
  Neuberger Berman AMT - Guardian Portfolio ........        159,097        10.877878        1,730,638           0.78%       16.79%
  Neuberger Berman AMT -
    Limited Maturity Bond Portfolio ................        172,383        14.850110        2,559,907           0.84%       -0.07%
  Neuberger Berman AMT - Partners Portfolio ........      1,040,775        26.530639       27,612,426           0.84%       12.83%
  Oppenheimer Bond Fund/VA .........................        525,968        17.727061        9,323,867           0.84%       -2.08%
  Oppenheimer Capital Appreciation Fund/VA .........        328,553        14.833265        4,873,514           0.79%       15.36%
  Oppenheimer Global Securities Fund/VA ............        974,688        21.017527       20,485,531           0.79%       13.35%
  Oppenheimer Multiple Strategies Fund/VA ..........        436,991        24.520578       10,715,272           0.78%        8.04%
  Strong Opportunity Fund II, Inc. .................        850,948        36.059910       30,685,108           0.74%       19.22%
  Strong VIF, Inc. - Discovery Fund II .............        315,862        18.289393        5,776,924           0.75%       -5.81%
  Strong VIF, Inc. - International Stock Fund II ...        146,319        10.066830        1,472,968           0.81%       10.83%
  UIF, Inc. - Emerging Markets Debt Portfolio ......         40,988         7.860506          322,186           0.79%       12.50%
  UIF, Inc. - U.S. Real Estate Portfolio ...........        261,395        17.178756        4,490,441           0.81%        8.07%
  Van Eck WIT - Worldwide Bond Fund ................        145,716        14.178734        2,066,068           0.84%       -7.41%
  Van Eck WIT -
    Worldwide Emerging Markets Fund ................        384,147         8.394502        3,224,723           0.85%       45.35%
  Van Eck WIT - Worldwide Hard Assets Fund .........        203,079        14.384055        2,921,100           0.78%       17.77%

Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:

  American Century VP Balanced .....................         43,044        15.259861          656,845           0.00%        4.12%
  American Century VP Capital Appreciation .........         57,027        10.018665          571,334           0.00%       16.08%
  American Century VP Income & Growth ..............         75,882        11.986560          909,564           0.00%        9.76%
  American Century VP International ................        102,991        16.294312        1,678,167           0.00%        7.35%
  American Century VP Value ........................         45,649        15.169848          692,488           0.00%       13.15%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ..........          8,208        13.835438          113,561           0.00%       12.73%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio .................        122,336        10.937511        1,338,051           0.00%        6.92%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio .................        172,011        11.786201        2,027,356           0.00%        6.75%
  The Dreyfus Socially Responsible
    Growth Fund, Inc. ..............................         69,241        20.950998        1,450,668           0.00%       12.77%
  Dreyfus Stock Index Fund .........................        582,226        21.906606       12,754,596           0.00%       12.14%
  Dreyfus VIF - Appreciation Portfolio .............         46,565        14.355616          668,469           0.00%        7.51%
  Dreyfus VIF - Growth and Income Portfolio ........         43,020        14.419552          620,329           0.00%       11.08%
  Fidelity VIP - Equity-Income Portfolio ...........        447,629        17.389656        7,784,114           0.00%       12.70%

                                                                            Unit            Contract                        Total
                                                           Units        Fair Value       Owners' Equity      Expenses*     Return**
                                                         ---------      ----------       --------------      ---------     --------
Fidelity VIP - Growth Portfolio ....................      428,834        20.586833          8,828,334           0.00%       14.42%
Fidelity VIP - High Income Portfolio ...............      325,625        13.163135          4,286,246           0.00%        7.96%
Fidelity VIP - Overseas Portfolio ..................      116,931        14.506855          1,696,301           0.00%        8.11%
Fidelity VIP II - Asset Manager Portfolio ..........       95,742        16.104513          1,541,878           0.00%        5.26%
Fidelity VIP II - Contrafund Portfolio .............      322,250        20.195445          6,507,982           0.00%       11.25%
Fidelity VIP III - Growth Opportunities Portfolio ..       71,703        14.594106          1,046,441           0.00%        6.48%
Nationwide SAT - Capital Appreciation Fund .........      234,456        22.714734          5,325,606           0.00%       11.93%
Nationwide SAT - Government Bond Fund ..............      137,934        12.477250          1,721,037           0.00%       -2.18%
Nationwide SAT - Money Market Fund .................      880,464        11.719723         10,318,794           0.00%        2.30%
Nationwide SAT - Small Cap Value Fund ..............       52,987        10.639972            563,780           0.00%       23.67%
Nationwide SAT - Small Company Fund ................      174,358        13.425636          2,340,867           0.00%        7.62%
Nationwide SAT - Total Return Fund .................      401,741        19.370171          7,781,792           0.00%       10.75%
Neuberger Berman AMT - Growth Portfolio ............      205,077        15.153921          3,107,721           0.00%        3.02%
Neuberger Berman AMT - Guardian Portfolio ..........       22,025        10.979618            241,826           0.00%       17.25%
Neuberger Berman AMT -
  Limited Maturity Bond Portfolio ..................       66,075        11.712912            773,931           0.00%        0.33%
Neuberger Berman AMT - Partners Portfolio ..........      233,081        17.780231          4,144,234           0.00%       13.27%
Oppenheimer Bond Fund/VA ...........................      103,651        12.210918          1,265,674           0.00%       -1.69%
Oppenheimer Capital Appreciation Fund/VA ...........       57,756        15.067640            870,247           0.00%       15.82%
Oppenheimer Global Securities Fund/VA ..............       90,112        17.222212          1,551,928           0.00%       13.80%
Oppenheimer Multiple Strategies Fund/VA ............       53,059        14.832298            786,987           0.00%        8.47%
Strong Opportunity Fund II, Inc. ...................       86,553        18.357658          1,588,910           0.00%       19.70%
Strong VIF, Inc. - Discovery Fund II ...............       18,493        11.167443            206,520           0.00%       -5.44%
Strong VIF, Inc. - International Stock Fund II .....       40,497         9.212641            373,084           0.00%       11.27%
UIF, Inc. - Emerging Markets Debt Portfolio ........       24,520         7.984920            195,790           0.00%       12.95%
UIF, Inc. - U.S. Real Estate Portfolio .............       55,129        15.927748            878,081           0.00%        8.50%
Van Eck WIT - Worldwide Bond Fund ..................       18,439        11.285697            208,097           0.00%       -7.05%
Van Eck WIT -
  Worldwide Emerging Markets Fund ..................       84,687         8.565350            725,374           0.00%       45.93%
Van Eck WIT - Worldwide Hard Assets Fund ...........       26,833         8.070502            216,556           0.00%       18.24%
                                                          =======        =========     --------------
                                                                                       $1,020,153,905
                                                                                       ==============

The following is a summary for 1998:

Single Premium contracts issued prior to April 16, 1990:

American Century VP Capital Appreciation ...........        6,470        23.143544     $    149,739           0.53%        0.41%
Credit Suisse Warburg Pincus Trust -
  International Equity Portfolio ...................        1,787        12.697118           22,690           0.54%       12.72%
Dreyfus Stock Index Fund ...........................       14,844        25.666593          380,995           0.51%       16.95%
Dreyfus VIF - Appreciation Portfolio ...............          882        12.267560           10,820           0.50%       20.16%
Fidelity VIP - Equity-Income Portfolio .............        6,582        41.677100          274,319           0.50%       10.01%
Fidelity VIP - Growth Portfolio ....................        4,551        49.858250          226,905           0.51%       18.57%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                      Unit            Contract                      Total
                                                       Units       Fair Value      Owners' Equity     Expenses*    Return**
                                                     ---------     ----------      --------------     ---------    --------
  Fidelity VIP - High Income Portfolio ..........      3,532        29.777470          105,174           0.53%       4.31%
  Fidelity VIP - Overseas Portfolio .............      4,991        25.064844          125,099           0.50%      15.41%
  Fidelity VIP II - Asset Manager Portfolio .....      1,198        26.682218           31,965           0.49%       8.77%
  Fidelity VIP II - Contrafund Portfolio ........        689        19.040008           13,119           0.48%      16.19%
  Nationwide SAT - Capital Appreciation Fund ....      2,361        28.914781           68,268           0.49%      18.71%
  Nationwide SAT - Government Bond Fund .........      1,487        22.310412           33,176           0.52%       3.51%
  Nationwide SAT - Money Market Fund ............      9,796        15.840484          155,173           0.50%       2.14%
  Nationwide SAT - Total Return Fund ............      4,474        39.127646          175,057           0.53%      14.23%
  Neuberger Berman AMT - Growth Portfolio .......      4,932        36.537187          180,201           0.53%      15.11%
  Neuberger Berman AMT -
    Limited Maturity Bond Portfolio .............      5,909        17.727098          104,749           0.50%       2.02%
  Strong Opportunity Fund II, Inc. ..............        454        30.056674           13,646           0.52%      12.88%
  UIF, Inc. - U.S. Real Estate Portfolio ........      4,125        17.100930           70,541           0.49%      -5.32%
  Van Eck WIT - Worldwide Bond Fund .............          8        15.323384              123           0.48%       2.90%
  Van Eck WIT - Worldwide Hard Assets Fund ......      5,510        12.613372           69,500           0.49%     -13.74%

Single Premium contracts issued on or after
April 16, 1990:
  American Century VP Balanced ..................     47,696        18.582289          886,301           1.33%      13.65%
  American Century VP Capital Appreciation ......    113,931        15.470767        1,762,600           1.28%       0.23%
  American Century VP Income & Growth ...........      2,231        10.090569           22,512           1.28%       0.91% 05/01/98
  American Century VP International .............    209,657        17.128016        3,591,008           1.32%      24.50%
  American Century VP Value .....................     31,901        13.282058          423,711           1.28%       5.22%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio .......     10,672        12.788874          136,483           1.29%      12.47%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ..............    126,372        12.564872        1,587,848           1.31%      12.52%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio ..............    157,885        16.611322        2,622,679           1.34%       4.12%
  The Dreyfus Socially Responsible
    Growth Fund, Inc. ...........................     25,810        25.412480          655,896           1.31%      17.62%
  Dreyfus Stock Index Fund ......................    264,882        25.244163        6,686,724           1.25%      16.75%
  Dreyfus VIF - Appreciation Portfolio ..........     45,130        12.226374          551,776           1.27%      19.96%
  Dreyfus VIF - Growth and Income Portfolio .....     16,382        12.121015          198,566           1.32%       5.80%
  Fidelity VIP - Equity-Income Portfolio ........    508,090        33.912448       17,230,576           1.34%       9.82%
  Fidelity VIP - Growth Portfolio ...............    379,901        34.299648       13,030,471           1.33%      18.36%
  Fidelity VIP - High Income Portfolio ..........    165,180        30.474959        5,033,854           1.32%       4.13%
  Fidelity VIP - Overseas Portfolio .............    266,825        17.958492        4,791,775           1.33%      15.21%
  Fidelity VIP II - Asset Manager Portfolio .....    265,598        25.922913        6,885,074           1.33%       8.58%
  Fidelity VIP II - Contrafund Portfolio ........    251,576        18.841802        4,740,145           1.29%      15.99%
  Fidelity VIP III - Growth Opportunities
    Portfolio ...................................     63,251        12.092490          764,862           1.30%      10.61%
  Nationwide SAT - Capital Appreciation Fund ....     87,739        28.293541        2,482,447           1.35%      18.51%
  Nationwide SAT - Government Bond Fund .........    246,603        18.399394        4,537,346           1.28%       3.33%

                                                                      Unit          Contract                       Total
                                                       Units       Fair Value    Owners' Equity    Expenses*     Return**
                                                     ---------     ----------    --------------    ---------     --------
  Nationwide SAT - Money Market Fund ............     919,798      13.218739       12,158,570        1.34%         1.96%
  Nationwide SAT - Small Cap Value Fund .........       3,282       9.218651           30,256        1.29%        -7.81% 05/01/98
  Nationwide SAT - Small Company Fund ...........      61,644      16.894949        1,041,472        1.26%         5.44%
  Nationwide SAT - Total Return Fund ............     141,040      33.559400        4,733,218        1.32%        14.03%
  Neuberger Berman AMT - Growth Portfolio .......     119,113      25.639045        3,053,944        1.26%        14.91%
  Neuberger Berman AMT - Guardian Portfolio .....         670       9.701808            6,500        1.29%        -2.98% 05/01/98
  Neuberger Berman AMT - Limited Maturity Bond
    Portfolio ...................................     132,725      15.117957        2,006,531        1.27%         1.84%
  Neuberger Berman AMT - Partners Portfolio .....     222,498      23.543943        5,238,480        1.34%         5.29%
  Oppenheimer Bond Fund/VA ......................      84,554      18.497246        1,564,016        1.35%         3.27%
  Oppenheimer Capital Appreciation Fund/VA ......       6,326      12.126241           76,711        1.33%        16.28%
  Oppenheimer Global Securities Fund/VA .........     106,883      17.876035        1,910,644        1.34%        11.47%
  Oppenheimer Multiple Strategies Fund/VA .......     121,306      23.024448        2,793,004        1.28%         6.40%
  Strong Opportunity Fund II, Inc. ..............     125,186      29.412835        3,682,075        1.33%        12.69%
  Strong VIF, Inc. - Discovery Fund II ..........      61,796      18.978727        1,172,809        1.33%         6.99%
  Strong VIF, Inc. - International Stock Fund II       33,140      10.094659          334,537        1.26%         6.14%
  UIF, Inc. - Emerging Markets Debt Portfolio ...       4,459       9.374790           41,802        1.28%        -4.44%
  UIF, Inc. - U.S. Real Estate Portfolio ........      85,990      16.922894        1,455,200        1.33%        -5.49%
  Van Eck WIT - Worldwide Bond Fund .............      49,868      14.887223          742,396        1.33%         2.72%
  Van Eck WIT - Worldwide Emerging Markets Fund .      25,392       6.748931          171,369        1.34%       -23.25%
  Van Eck WIT - Worldwide Hard Assets Fund ......     147,178      13.858121        2,039,611        1.26%       -13.89%
Multiple Payment contracts and
Flexible Premium contracts:
  American Century VP Balanced ..................     194,443      19.165966        3,726,688        0.76%        13.93%
  American Century VP Capital Appreciation ......     638,722      14.780622        9,440,708        0.80%         0.48%
  American Century VP Income & Growth ...........      16,809      10.098876          169,752        0.83%         0.99% 05/01/98
  American Century VP International .............     478,209      17.466243        8,352,515        0.76%        24.81%
  American Century VP Value .....................     129,783      13.383185        1,736,910        0.84%         5.48%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio .......      45,775      12.886267          589,869        0.76%        12.75%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ..............     660,912      12.754223        8,429,419        0.81%        12.80%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio ..............     721,851      16.861654       12,171,602        0.79%         4.38%
  The Dreyfus Socially Responsible Growth Fund,
    Inc. ........................................     317,554      26.020390        8,262,879        0.79%        17.91%
  Dreyfus Stock Index Fund ......................   1,969,301      25.849746       50,905,931        0.82%        17.04%
  Dreyfus VIF - Appreciation Portfolio ..........     229,916      12.285237        2,824,573        0.82%        20.25%
  Dreyfus VIF - Growth and Income Portfolio .....     118,667      12.213307        1,449,317        0.84%         6.07%
  Fidelity VIP - Equity-Income Portfolio ........   1,688,967      35.237987       59,515,797        0.83%        10.09%
  Fidelity VIP - Growth Portfolio ...............   2,230,873      35.155247       78,426,891        0.81%        18.66%
  Fidelity VIP - High Income Portfolio ..........     759,256      28.742182       21,822,674        0.82%         4.38%
  Fidelity VIP - Overseas Portfolio .............     880,136      19.587603       17,239,755        0.83%        15.50%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                      Unit          Contract                        Total
                                                       Units       Fair Value    Owners' Equity    Expenses*       Return**
                                                     ---------     ----------    --------------    ---------       --------
  Fidelity VIP II - Asset Manager Portfolio ......     975,581      23.672944       23,094,874        0.79%          8.85%
  Fidelity VIP II - Contrafund Portfolio .........   1,622,562      19.125611       31,032,490        0.84%         16.27%
  Fidelity VIP III - Growth Opportunities
    Portfolio ....................................     220,981      12.150728        2,685,080        0.81%         10.88%
  Nationwide SAT - Capital Appreciation Fund .....     903,007      29.181890       26,351,451        0.84%         18.80%
  Nationwide SAT - Government Bond Fund ..........     254,512      17.335612        4,412,121        0.81%          3.58%
  Nationwide SAT - Money Market Fund .............   2,026,014      13.036881       26,412,903        0.79%          2.22%
  Nationwide SAT - Small Cap Value Fund ..........       3,990       9.226260           36,813        0.77%         -7.74% 05/01/98
  Nationwide SAT - Small Company Fund ............     801,458      17.123187       13,723,515        0.88%          5.70%
  Nationwide SAT - Total Return Fund .............   2,561,854      32.274487       82,682,524        0.76%         14.31%
  Neuberger Berman AMT - Growth Portfolio ........     638,900      25.479039       16,278,558        0.86%         15.20%
  Neuberger Berman AMT - Guardian Portfolio ......      10,243       9.709796           99,457        0.78%         -2.90% 05/01/98
  Neuberger Berman AMT - Limited Maturity Bond
    Portfolio ....................................     180,704      14.650523        2,647,408        0.85%          2.10%
  Neuberger Berman AMT - Partners Portfolio ......   1,151,928      24.008666       27,656,255        0.82%          5.55%
  Oppenheimer Bond Fund/VA .......................     505,922      17.689611        8,949,563        0.81%          3.53%
  Oppenheimer Capital Appreciation Fund/VA .......     157,197      12.184646        1,915,390        0.83%         16.57%
  Oppenheimer Global Securities Fund/VA ..........     980,620      18.305105       17,950,352        0.80%         11.75%
  Oppenheimer Multiple Strategies Fund/VA ........     445,668      22.881279       10,197,454        0.84%          6.67%
  Strong Opportunity Fund II, Inc. ...............     853,057      30.333638       25,876,322        0.79%         12.97%
  Strong VIF, Inc. - Discovery Fund II ...........     350,945      19.573146        6,869,098        0.79%          7.26%
  Strong VIF, Inc. - International Stock Fund II .     144,191      10.231122        1,475,236        0.77%          6.40%
  UIF, Inc. - Emerging Markets Debt Portfolio ....      32,597       9.419998          307,064        0.81%         -4.21%
  UIF, Inc. - U.S. Real Estate Portfolio .........     311,962      17.177811        5,358,824        0.79%         -5.25%
  Van Eck WIT - Worldwide Bond Fund ..............     150,540      14.098956        2,122,457        0.83%          2.98%
  Van Eck WIT - Worldwide Emerging Markets Fund ..     253,008       6.800411        1,720,558        0.86%        -23.06%
  Van Eck WIT - Worldwide Hard Assets Fund .......     216,934      15.394994        3,339,698        0.83%        -13.68%

Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:

  American Century VP Balanced ...................      39,406      14.479787          570,590        0.00%         14.38%
  American Century VP Capital Appreciation .......      46,135       8.899100          410,560        0.00%          0.88%
  American Century VP Income & Growth ............       5,569      10.112181           56,315        0.00%          1.12% 05/01/98
  American Century VP International ..............      68,052      16.015424        1,089,882        0.00%         25.30%
  American Century VP Value ......................      33,413      13.546581          452,632        0.00%          5.90%
  Credit Suisse Warburg Pincus Trust - Global
    Post-Venture Capital Portfolio ...............       7,488      13.043642           97,671        0.00%         13.20%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ...............     111,620      10.997580        1,227,550        0.00%         13.25%
  Credit Suisse Warburg Pincus Trust - Small
    Company Growth Portfolio .....................     111,508      11.910337        1,328,098        0.00%          4.79%
  The Dreyfus Socially Responsible Growth Fund,
    Inc. .........................................      38,691      16.998616          657,693        0.00%         18.38%
  Dreyfus Stock Index Fund .......................     350,810      17.903982        6,280,896        0.00%         17.51%

                                                                      Unit            Contract                      Total
                                                      Units        Fair Value      Owners' Equity    Expenses*     Return**
                                                    ---------      ----------      --------------    ---------     --------
    Dreyfus VIF - Appreciation Portfolio ........     39,456        12.379986          488,465         0.00%        20.73%
    Dreyfus VIF - Growth and Income Portfolio ...     22,593        12.362440          279,305         0.00%         6.49%
    Fidelity VIP - Equity-Income Portfolio ......    351,603        15.278454        5,371,950         0.00%        10.53%
    Fidelity VIP - Growth Portfolio .............    228,641        15.366179        3,513,339         0.00%        19.13%
    Fidelity VIP - High Income Portfolio ........    285,767        13.355363        3,816,522         0.00%         4.80%
    Fidelity VIP - Overseas Portfolio ...........     63,709        13.799744          879,168         0.00%        15.96%
    Fidelity VIP II - Asset Manager Portfolio ...     86,216        14.533040        1,252,981         0.00%         9.29%
    Fidelity VIP II - Contrafund Portfolio ......    231,283        16.303294        3,770,675         0.00%        16.74%
    Fidelity VIP III - Growth Opportunities
      Portfolio .................................     43,753        12.244460          535,732         0.00%        11.32%
    Nationwide SAT - Capital Appreciation Fund ..    137,499        18.624315        2,560,825         0.00%        19.27%
    Nationwide SAT - Government Bond Fund .......     71,854        12.179402          875,139         0.00%         4.00%
    Nationwide SAT - Money Market Fund ..........    730,601        11.168280        8,159,557         0.00%         2.62%
    Nationwide SAT - Small Cap Value Fund .......      3,619         9.238441           33,434         0.00%        -7.62% 05/01/98
    Nationwide SAT - Small Company Fund .........    131,029        13.106167        1,717,288         0.00%         6.12%
    Nationwide SAT - Total Return Fund ..........    332,674        17.000513        5,655,629         0.00%        14.77%
    Neuberger Berman AMT - Growth Portfolio .....     54,189        14.726294          798,003         0.00%        15.66%
    Neuberger Berman AMT - Guardian Portfolio ...      5,285         9.722600           51,384         0.00%        -2.77% 05/01/98
    Neuberger Berman AMT - Limited Maturity Bond
      Portfolio .................................     56,134        11.463419          643,488         0.00%         2.50%
    Neuberger Berman AMT - Partners Portfolio ...    221,440        15.961980        3,534,621         0.00%         5.97%
    Oppenheimer Bond Fund/VA ....................     74,127        12.088030          896,049         0.00%         3.94%
    Oppenheimer Capital Appreciation Fund/VA ....     19,784        12.278697          242,922         0.00%        17.03%
    Oppenheimer Global Securities Fund/VA .......     75,609        14.880212        1,125,078         0.00%        12.19%
    Oppenheimer Multiple Strategies Fund/VA .....     70,345        13.730478          965,870         0.00%         7.09%
    Strong Opportunity Fund II, Inc. ............     69,628        15.319586        1,066,672         0.00%        13.42%
    Strong VIF, Inc. - Discovery Fund II ........     22,422        11.856060          265,837         0.00%         7.68%
    Strong VIF, Inc. - International Stock
      Fund II ...................................     26,760         9.288438          248,559         0.00%         6.82%
    UIF, Inc. - Emerging Markets Debt Portfolio .      1,909         9.492781           18,122         0.00%        -3.83%
    UIF, Inc. - U.S. Real Estate Portfolio ......     53,847        15.799983          850,782         0.00%        -4.88%
    Van Eck WIT - Worldwide Bond Fund ...........     18,923        11.132779          210,666         0.00%         3.39%
    Van Eck WIT - Worldwide Emerging Markets
      Fund ......................................     27,218         6.883600          187,358         0.00%       -22.75%
    Van Eck WIT - Worldwide Hard Assets Fund ....     19,350         8.568839          165,807         0.00%       -13.33%
                                                     =======        =========    -------------
                                                                                 $ 815,700,917
                                                                                 =============
The following is a summary for 1997:

Single Premium contracts issued prior
to April 16, 1990:
    American Century VP Capital Appreciation ....      8,367        23.112698    $     193,384         0.54%        -3.91%
    Credit Suisse Warburg Pincus Trust -
      International Equity Portfolio ............      1,797        13.314841           23,927         0.47%        14.44%
    Dreyfus Stock Index Fund ....................      9,502        19.975456          189,807         0.48%        19.88%
    Fidelity VIP - Equity-Income Portfolio ......      8,303        34.585886          287,167         0.51%        15.85%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                    Unit            Contract                         Total
                                                     Units       Fair Value      Owners' Equity     Expenses*      Return**
                                                   ---------     ----------      --------------     ---------      --------
  Fidelity VIP - Growth Portfolio ...............     3,983       38.949437          155,136           0.47%         13.29%
  Fidelity VIP - High Income Portfolio ..........     3,513       26.255860           92,237           0.52%          7.20%
  Fidelity VIP - Overseas Portfolio .............     5,137       22.776860          117,005           0.47%         15.89%
  Fidelity VIP II - Asset Manager Portfolio .....     1,194       22.718366           27,126           0.47%         10.68%
  Fidelity VIP II - Contrafund Portfolio ........     3,038       14.806046           44,981           0.52%         11.10%
  Nationwide SAT - Capital Appreciation Fund ....     2,168       21.981761           47,656           0.50%         20.23%
  Nationwide SAT - Government Bond Fund .........     2,722       20.309410           55,282           0.52%          2.35%
  Nationwide SAT - Money Market Fund ............    12,035       15.181143          182,705           0.55%          2.06%
  Nationwide SAT - Total Return Fund ............     2,764       31.754266           87,769           0.54%         18.85%
  Neuberger Berman AMT - Growth Portfolio .......     5,141       28.968183          148,925           0.47%         16.63%
  Neuberger Berman AMT - Limited Maturity Bond
    Portfolio ...................................     5,620       16.841131           94,647           0.53%          2.48%
  Oppenheimer Global Securities Fund/VA .........     1,601       15.512966           24,836           0.52%         15.58%
  Strong Opportunity Fund II, Inc. ..............       444       23.646945           10,499           0.48%         10.36%
  UIF, Inc. - U.S. Real Estate Portfolio ........     4,150       15.913476           66,041           0.48%          6.01%
  Van Eck WIT - Worldwide Bond Fund .............        22       14.486022              319           0.50%         -1.34%
  Van Eck WIT - Worldwide Hard Assets Fund ......     5,542       14.898837           82,569           0.50%         -0.77%

Single Premium contracts issued on or after April 16, 1990:

  American Century VP Balanced ..................    36,462       15.479365          564,409           1.32%          8.22%
  American Century VP Capital Appreciation ......   128,723       15.504349        1,995,766           1.35%         -4.08%
  American Century VP International .............   149,056       13.868030        2,067,113           1.45%         18.05%
  American Century VP Value .....................    47,484       11.422425          542,382           1.33%         12.62%
  Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio .......    10,834       10.439903          113,106           1.30%          2.72%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ..............   211,221       13.222367        2,792,842           1.32%         14.24%
  Credit Suisse Warburg Pincus Trust - Small
    Company Growth Portfolio ....................   125,906       14.246349        1,793,701           1.28%          1.94%
  The Dreyfus Socially Responsible Growth
    Fund, Inc. ..................................    22,581       19.696874          444,775           1.32%         15.58%
  Dreyfus Stock Index Fund ......................   233,106       19.715494        4,595,800           1.27%         19.67%
  Dreyfus VIF - Growth and Income Portfolio .....     4,931       10.838282           53,444           1.30%          8.52%
  Fidelity VIP - Equity-Income Portfolio ........   528,521       28.240953       14,925,937           1.26%         15.65%
  Fidelity VIP - Growth Portfolio ...............   356,719       26.888859        9,591,767           1.34%         13.10%
  Fidelity VIP - High Income Portfolio ..........   161,385       26.965036        4,351,752           1.29%          7.01%
  Fidelity VIP - Overseas Portfolio .............   443,443       16.376391        7,261,996           1.26%         15.69%
  Fidelity VIP II - Asset Manager Portfolio .....   304,691       22.149202        6,748,663           1.30%         10.49%
  Fidelity VIP II - Contrafund Portfolio ........   292,512       14.703250        4,300,877           1.30%         10.91%
  Nationwide SAT - Capital Appreciation Fund ....   130,327       21.584816        2,813,084           1.33%         20.02%
  Nationwide SAT - Government Bond Fund .........   235,997       16.807879        3,966,609           1.31%          2.18%
  Nationwide SAT - Money Market Fund ............   859,107       12.713449       10,922,213           1.26%          1.88%

                                                                           Unit           Contract                        Total
                                                          Units         Fair Value     Owners' Equity     Expenses*      Return**
                                                        ---------       ----------     --------------     ---------      --------
  Nationwide SAT - Small Company Fund .............       42,873        15.001059          643,140           1.33%         8.44%
  Nationwide SAT - Total Return Fund ..............      142,018        27.330741        3,881,457           1.26%        18.65%
  Neuberger Berman AMT - Growth Portfolio .........      130,600        20.398926        2,664,100           1.33%        16.43%
  Neuberger Berman AMT - Limited Maturity Bond
    Portfolio .....................................       85,451        14.412730        1,231,582           1.30%         2.30%
  Neuberger Berman AMT - Partners Portfolio .......      208,674        19.852876        4,142,779           1.28%        15.02%
  Oppenheimer Bond Fund/VA ........................       93,180        16.977931        1,582,004           1.33%         2.23%
  Oppenheimer Global Securities Fund/VA ...........      129,081        15.310986        1,976,357           1.26%        15.38%
  Oppenheimer Multiple Strategies Fund/VA .........      154,143        20.281468        3,126,246           1.30%         8.45%
  Strong Opportunity Fund II, Inc. ................      131,495        23.221488        3,053,510           1.29%        10.17%
  Strong VIF, Inc. - Discovery Fund II ............       86,950        16.712568        1,453,158           1.34%         3.59%
  Strong VIF, Inc. - International Stock Fund II ..       39,112        12.028771          470,469           1.30%         7.96%
  UIF, Inc. - U.S. Real Estate Portfolio ..........       82,719        15.803016        1,307,210           1.33%         5.82%
  Van Eck WIT - Worldwide Bond Fund ...............       47,806        14.123038          675,166           1.28%        -1.51%
  Van Eck WIT - Worldwide Emerging Markets Fund ...       99,051        12.303191        1,218,643           1.28%        22.08%
  Van Eck WIT - Worldwide Hard Assets Fund ........      176,800        16.426593        2,904,222           1.30%        -0.94%

Multiple Payment contracts and
Flexible Premium contracts:

  American Century VP Balanced ....................      157,592        15.886009        2,503,508           0.84%         8.49%
  American Century VP Capital Appreciation ........      592,596        14.738773        8,734,138           0.84%        -3.84%
  American Century VP International ...............      227,674        14.071418        3,203,696           0.84%        18.34%
  American Century VP Value .......................       41,050        11.452016          470,105           0.80%        12.90%
  Credit Suisse Warburg Pincus Trust - Global Post-
    Venture Capital Portfolio .....................       16,849        10.466964          176,358           0.82%         2.97%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ................      547,142        13.354669        7,306,900           0.80%        14.53%
  Credit Suisse Warburg Pincus Trust - Small
    Company Growth Portfolio ......................      550,104        14.388933        7,915,410           0.80%         2.19%
  The Dreyfus Socially Responsible Growth Fund,
    Inc. ..........................................      209,938        20.067574        4,212,946           0.83%        15.87%
  Dreyfus Stock Index Fund ........................    1,184,718        20.087892       23,798,487           0.82%        19.97%
  Dreyfus VIF - Growth and Income Portfolio .......       30,393        10.866361          330,261           0.80%         8.79%
  Fidelity VIP - Equity-Income Portfolio ..........    1,384,651        29.198573       40,429,833           0.84%        15.93%
  Fidelity VIP - Growth Portfolio .................    1,936,495        27.422266       53,103,081           0.79%        13.38%
  Fidelity VIP - High Income Portfolio ............      601,116        25.305043       15,211,266           0.80%         7.28%
  Fidelity VIP - Overseas Portfolio ...............      826,441        17.772931       14,688,279           0.84%        15.97%
  Fidelity VIP II - Asset Manager Portfolio .......      905,034        20.125955       18,214,674           0.81%        10.76%
  Fidelity VIP II - Contrafund Portfolio ..........    1,106,788        14.850339       16,436,177           0.79%        11.19%
  Nationwide SAT - Capital Appreciation Fund ......      488,900        22.151612       10,829,923           0.77%        20.32%
  Nationwide SAT - Government Bond Fund ...........      214,611        15.757158        3,381,659           0.80%         2.43%
  Nationwide SAT - Money Market Fund ..............    1,774,279        12.475345       22,134,743           0.83%         2.13%
  Nationwide SAT - Small Company Fund .............      491,455        15.127883        7,434,674           0.80%         8.71%
  Nationwide SAT - Total Return Fund ..............    2,062,489        26.153320       53,940,935           0.77%        18.94%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                           Unit          Contract                        Total
                                                           Units        Fair Value    Owners' Equity      Expenses*     Return**
                                                         ---------      ----------    --------------      ---------     --------
  Neuberger Berman AMT - Growth Portfolio ............     551,449      20.170565       11,123,038           0.81%       16.71%
  Neuberger Berman AMT - Limited Maturity Bond
    Portfolio ........................................     134,570      13.897471        1,870,183           0.76%        2.55%
  Neuberger Berman AMT - Partners Portfolio ..........     659,281      20.143858       13,280,463           0.82%       15.31%
  Oppenheimer Bond Fund/VA ...........................     312,610      16.155671        5,050,424           0.77%        2.48%
  Oppenheimer Global Securities Fund/VA ..............     734,224      15.600333       11,454,139           0.86%       15.66%
  Oppenheimer Multiple Strategies Fund/VA ............     365,343      20.054867        7,326,905           0.80%        8.72%
  Strong Opportunity Fund II, Inc. ...................     721,124      23.829097       17,183,734           0.81%       10.45%
  Strong VIF, Inc. - Discovery Fund II ...............     326,626      17.150062        5,601,656           0.82%        3.85%
  Strong VIF, Inc. - International Stock Fund II .....     125,326      12.130519        1,520,269           0.79%        8.23%
  UIF, Inc. - U.S. Real Estate Portfolio .............     208,149      15.961051        3,322,277           0.79%        6.09%
  Van Eck WIT - Worldwide Bond Fund ..................     119,930      13.308541        1,596,093           0.78%       -1.27%
  Van Eck WIT - Worldwide Emerging Markets Fund ......     152,582      12.335038        1,882,105           0.79%       22.38%
  Van Eck WIT - Worldwide Hard Assets Fund ...........     193,027      18.157191        3,504,828           0.77%       -0.70%
Modified Single Premium and
Last Survivor Flexible Premium contracts:
  American Century VP Balanced .......................      13,484      11.906256          160,544           0.00%        8.92%
  American Century VP Capital Appreciation ...........      18,487       8.803151          162,744           0.00%       -3.46%
  American Century VP International ..................       8,016      12.799863          102,604           0.00%       18.81%
  American Century VP Value ..........................       9,545      11.499506          109,763           0.00%       13.35%
  Credit Suisse Warburg Pincus Trust - Global Post-
    Venture Capital Portfolio ........................          39      10.510414              410           0.00%        3.38%
  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio ...................      59,663      11.423542          681,563           0.00%       14.98%
  Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio ...................      53,741      10.082750          541,857           0.00%        2.60%
  The Dreyfus Socially Responsible Growth Fund, Inc. .      17,567      13.005411          228,466           0.00%       16.33%
  Dreyfus Stock Index Fund ...........................      92,862      13.802478        1,281,726           0.00%       20.44%
  Dreyfus VIF - Growth and Income Portfolio ..........       6,027      10.911442           65,763           0.00%        9.23%
  Fidelity VIP - Equity-Income Portfolio .............     205,289      12.559099        2,578,245           0.00%       16.39%
  Fidelity VIP - Growth Portfolio ....................     107,134      11.890717        1,273,900           0.00%       13.83%
  Fidelity VIP - High Income Portfolio ...............      82,892      11.664614          966,903           0.00%        7.70%
  Fidelity VIP - Overseas Portfolio ..................      30,894      12.421554          383,751           0.00%       16.44%
  Fidelity VIP II - Asset Manager Portfolio ..........      45,750      12.257138          560,764           0.00%       11.20%
  Fidelity VIP II - Contrafund Portfolio .............     120,938      12.558120        1,518,754           0.00%       11.63%
  Nationwide SAT - Capital Appreciation Fund .........      27,697      14.024945          388,449           0.00%       20.80%
  Nationwide SAT - Government Bond Fund ..............      16,794      10.982247          184,436           0.00%        2.84%
  Nationwide SAT - Money Market Fund .................     385,648      10.601731        4,088,536           0.00%        2.54%
  Nationwide SAT - Small Company Fund ................      40,942      11.486696          470,288           0.00%        9.14%
  Nationwide SAT - Total Return Fund .................     178,985      13.666522        2,446,102           0.00%       19.41%
  Neuberger Berman AMT - Growth Portfolio ............      17,029      11.565261          196,945           0.00%       17.18%

                                                                     Unit            Contract                       Total
                                                     Units        Fair Value      Owners' Equity      Expenses*    Return**
                                                   ---------      ----------      --------------      ---------    --------
Neuberger Berman AMT -
  Limited Maturity Bond Portfolio                    52,765        10.787570          569,206           0.00%        2.96%
Neuberger Berman AMT - Partners Portfolio            74,059        13.285869          983,938           0.00%       15.77%
Oppenheimer Bond Fund/VA                             29,377        10.951888          321,734           0.00%        2.89%
Oppenheimer Global Securities Fund/VA                29,100        12.580515          366,093           0.00%       16.12%
Oppenheimer Multiple Strategies Fund/VA              31,350        11.938567          374,274           0.00%        9.15%
Strong Opportunity Fund II, Inc.                     31,887        11.938735          380,690           0.00%       10.88%
Strong VIF, Inc. - Discovery Fund II                 30,139        10.305568          310,600           0.00%        4.26%
Strong VIF, Inc. - International Stock Fund II       23,535        10.925010          257,120           0.00%        8.66%
UIF, Inc. - U.S. Real Estate Portfolio               23,731        14.563855          345,615           0.00%        6.51%
Van Eck WIT - Worldwide Bond Fund                     8,577        10.424924           89,415           0.00%       -0.87%
Van Eck WIT -
  Worldwide Emerging Markets Fund                    20,010        12.386165          247,847           0.00%       22.87%
Van Eck WIT - Worldwide Hard Assets Fund             10,451        10.025655          104,778           0.00%       -0.30%
                                                    =======        =========     ------------
                                                                                 $534,025,287
                                                                                 ============

 * This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

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